   As filed with the Securities and Exchange Commission on September 24, 2004

                                      Securities Act Registration No. 333-______
 _______________________________________________________________________________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

                        (Check appropriate box or boxes)
           [X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      [ ] Pre-Effective Amendment No. ____
                      [ ] Post-Effective Amendment No. ____

                                     and/or

       [ ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             [ ] Amendment No. ____

                           MACC PRIVATE EQUITIES INC.
                Exact name of Registrant as Specified in Charter

                     15 West South Temple Street, Suite 520
                            Salt Lake City, UT 84101
                     (Number, Street, City, State, Zip Code)

                                 (801) 524-8939
               Registrant's Telephone Number, including Area Code

                                 Kent I. Madsen
                                President and CEO
                           MACC Private Equities Inc.
                     15 West South Temple Street, Suite 520
                            Salt Lake City, UT 84101

                                    Copy to:
                             David E. Gardels, Esq.
                       Blackwell Sanders Peper Martin LLP
                          1620 Dodge Street, Suite 2100
                              Omaha, Nebraska 68102

Approximate Date of Proposed Public Offering:
  As soon as practicable after the effective date of the registration statement.

If any securities  being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities  offered in connection with a dividend  reinvestment plan, check the following box: [X]

It is proposed that this filing will become effective (check appropriate box)

         [  ]       when declared effective pursuant to section 8(c)

If appropriate, check the following box:

         [  ]       This  [post-effective]  amendment designates a new effective date  for  a  previously  filed  [post-effective  amendment]
                    [registration statement].

         [  ]       This form is filed to register additional  securities for an offering  pursuant to Rule 462(b) under the Securities  Act, and the  Securities Act  registration  number of the earlier effective  registration  statement  for the same offering is
                    ___-_______.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

____________________________________________________________________________________

                                   PROPOSED MAXIMUM  PROPOSED MAXIMUM    AMOUNT OF
TITLE OF SECURITIES  AMOUNT BEING   OFFERING PRICE  AGGREGATE OFFERING  REGISTRATION
BEING REGISTERED      REGISTERED     PER SHARE (1)       PRICE(1)          FEE(1)
____________________________________________________________________________________
Common Stock,
$.01 par value          768,654        $3.50           $2,690,289          $341.00

Subscription Rights     768,654           --                --                --
____________________________________________________________________________________

(1)  Estimated for purposes of calculating the registration fee pursuant to Rule
     457(c) under the Securities Act of 1933, as amended (the "1933 Act"), based on the  average  of the high and low price  per  share of  Common  Stock on
     September 21, 2004 as reported on the Nasdaq SmallCap Market.

THE REGISTRANT HEREBY AMENDS THIS  REGISTRATION  STATEMENT ON SUCH DATE OR DATES
AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT  SHALL FILE
A FURTHER AMENDMENT WHICH SPECIFICALLY  STATES THAT THIS REGISTRATION  STATEMENT
SHALL  THEREAFTER  BECOME  EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE 1933
ACT OR UNTIL THE  REGISTRATION  STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS
THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

                           MACC PRIVATE EQUITIES INC.

                                    FORM N-2

                              CROSS REFERENCE SHEET

                           PARTS A AND B OF PROSPECTUS

   ITEM          CAPTION                                     LOCATION IN PROSPECTUS
   _____         _________                                   _________________________

   Item 1.       Outside Front Cover                         Front Cover Page

   Item 2.       Inside Front and Outside Back Cover         Front Cover Page; Outside
                 Page                                        Back Cover Page

   Item 3.       Fee Table and Synopsis                      Summary; Fee Table and Example

   Item 4.       Financial Highlights                        Selected Financial Data; Selected Per
   Share                                                     Data; MD&A

   Item 5.       Plan of Distribution                        "The Offering"

   Item 6.       Selling Shareholders                        Not Applicable

   Item 7.       Use of Proceeds                             Use of Proceeds; Investment Objectives

   Item 8.       General Description of the Registrant       Cover Page; Summary; Risk Factors;
                                                             Description  of MACC; Investment
                                                             Objectives

   Item 9.       Management                                  Management; Custodian & Transfer Agent

   Item 10.      Capital Stock, Long-Term Debt, and          Dividends and Dividend Reinvestment
                 Other Securities                            Plan; The Offering; Description of
                                                             Common Stock

   Item 11.      Defaults and Arrears on Senior              Not Applicable
                 Securities

   Item 12.      Legal Proceedings                           Description of MACC - Legal Proceedings

   Item 13.      Table of Contents of the Statement of       Not Applicable
                 Additional Information

   Item 14.      Cover Page                                  Front Cover Page

   Item 15.      Table of Contents                           Back Cover Page

   ITEM          CAPTION                                     LOCATION IN PROSPECTUS
   _____         _________                                   _________________________

   Item 16.      General Information and History             Description of MACC

   Item 17.      Investment Objective and Policies           Investment Objectives

   Item 18.      Management                                  Management; Description of Common
                                                             Stock--Convertible Debt

   Item 19.      Control Persons and Principal Holders       Principal Shareholders
                 of Securities

   Item 20.      Investment Advisory and Other Services      Information About MACC's Officers
                                                             and the Investment Adviser;  Description
                                                             of MACC-Investment Advisers Act of 1940
                                                             and the Investment Advisory Agreement

   Item 21.      Brokerage Allocation and Other Practices    Not Applicable

   Item 22.      Tax Status                                  Federal Income Tax Considerations

   Item 23.      Financial Statements                        Financial Statements

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED SEPTEMBER 24, 2004

[Information   contained  herein  is  subject  to  completion  or  amendment.  A registration  statement  relating  to these  securities  has been filed with the
Securities  and Exchange  Commission.  These  securities may not be sold nor may offers to buy be accepted prior to the time the registration  statement  becomes effective.  This  Prospectus  shall  not  constitute  an  offer  to  sell or the solicitation of an offer to buy nor shall there be any sale for these securities in any state in which such offer, solicitation or sale is not permitted.]

                         768,654 SHARES OF COMMON STOCK
 Issuable upon the Exercise of Transferable Rights to Subscribe for such Shares

     MACC Private  Equities Inc. (the "MACC") is issuing to its  shareholders of record ("Record Date  Shareholders") as of the close of business on ___________,
2004  (the  "Record  Date")  transferable  rights  ("Rights")  entitling  you to subscribe  for an aggregate of 768,654  shares of common  stock,  $.01 par value
("Common Stock"), of MACC (such shares,  together with all outstanding shares of
MACC's Common Stock, "Shares"). You will receive one Right for each three Shares you hold on the Record Date.  The number of Rights issued to you will be rounded up to the nearest  number of Rights.  The Rights  entitle you to  subscribe  for
Shares  at the  rate of one  Share  for  every  one  Right  held  (the  "Primary
Subscription").  The Rights further entitle you to subscribe, subject to certain limitations  and  subject to  allotment,  for any Shares not  acquired  by other holders in the Primary  Subscription (the  "Over-Subscription  Privilege").  The
offering  (the  "Offering")   will  expire  at  5:00  p.m.,   Eastern  time,  on
______________,  2004 (the  "Expiration  Date"),  unless  extended by MACC.  The
Rights are  transferable  and will be listed for trading on the Nasdaq  SmallCap
Market  under the  symbol  ["MACCR."]  The Shares  trade on the Nasdaq  SmallCap
Market under the symbol "MACC."

     The subscription price for each Share to be issued pursuant to the Offering will be 95% of the  volume-weighted  average of the last  reported bid price per
Share  on the  Nasdaq  SmallCap  Market  on the  Expiration  Date  and the  four preceding business days (the "Subscription Price"). You will not know the actual
Subscription  Price at the time of  exercise.  You  therefore  will be  required initially to pay for the Shares at the estimated  Subscription  Price of $______
per Share, based on the  volume-weighted  average of the last reported bid price per share on the Nasdaq SmallCap Market on the commencement date of the Offering and each of the four preceding business days ("Estimated  Subscription  Price").
Once you subscribe for Shares and your payment is received, you will not be able to change your decision.

     Shareholders who do not exercise their Rights should expect that they will, at the completion of the Offering,  own a smaller proportional  interest in MACC than they would if they exercised.  In addition,  because the Subscription Price per Share will be less than the net asset value per share on the  Pricing  Date, you will experience an immediate  dilution,  which could be significant,  of the aggregate net asset value of your shares. This dilution will  disproportionately affect  you if you do not  exercise  your  Rights  in full.  MACC  cannot  state precisely  the extent of this  dilution at this time  because MACC does not know what the net asset value per share will be when the Offering  expires,  what the
Subscription  Price will be or what  proportion of the Rights will be exercised.
See "Risk Factors - Dilution."

     The net asset  value per share at the close of business  on  September  30,
2001,  September 30, 2002 and  September  30, 2003 were $8.60,  $6.72 and $5.47, respectively,  and the last reported bid price per share on the Nasdaq  SmallCap
Market on ___________, 2004 was $____.

     MACC does not have a dividend  distribution  policy, and does not currently pay to its  shareholders  a  minimum  annual  distribution.  MACC  has  paid  no dividends in cash to its shareholders since inception in 1995.

     MACC is a non-diversified,  closed-end  management  investment company that has elected to be treated as a business  development  company  ("BDC") under the
Investment  Company Act of 1940 (the "1940 Act").  The  investment  objective of
MACC is to provide shareholders with long-term capital appreciation by investing primarily in  privately-placed  convertible debt or equity securities of private companies.  MACC's mailing  address is 15 West South Temple  Street,  Suite 520,
Salt Lake City UT 84101; its telephone number is (801) 524-8941.

     MACC files period reports,  proxy statements and other information with the
Securities and Exchange Commission (the "SEC"). The public may read and copy any materials filed by MACC at the SEC's Public  Reference Room at 450 Fifth Street,
NW., Washington, DC 20549, or on the SEC's Web site at http://www.sec.gov.

FOR A DISCUSSION OF CERTAIN RISK FACTORS AND SPECIAL CONSIDERATIONS WITH RESPECT
TO OWNING SHARES,  SEE "RISK  FACTORS,"  "DESCRIPTION  OF MACC" AND  "INVESTMENT
OBJECTIVES AND POLICIES" IN THIS PROSPECTUS.

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE  COMMISSION NOR HAS THE SECURITIES AND EXCHANGE  COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

                                             Per Share    Total (4)
                                             ---------    -----

Estimated Subscription Price(1)              $________    $________

Sales Load                                     None         None

Estimated Proceeds to MACC (2) (3)           $________    $________
-------------------
(1)  The Estimated  Subscription Price is computed as 95% of the volume-weighted average  of the last  reported  bid price of MACC's  Common  Stock on the Nasdaq
SmallCap  Market on  __________,  2004 and each of the four  preceding  business days.

(2)  Before  deduction  of Offering  costs  incurred  related to this  Offering, payable by MACC, estimated at $_____.

(3)  Funds  received  prior  to the  final  due  date  of the  Offering  will be deposited into a segregated  interest-bearing  account  (which  interest will be paid to  MACC)  pending  proration  and  distribution  of  Shares.  Interest  on subscription monies will be paid to MACC regardless of whether shares are issued by MACC.

(4)  Assumes all Rights are exercised at the Estimated Subscription Price.

This  Prospectus  sets  forth  concisely  the  information  about  MACC  that  a prospective  investor ought to know before  investing.  Investors are advised to read this Prospectus and to retain it for future reference.

ALL QUESTIONS AND INQUIRIES  RELATING TO THE OFFERING  SHOULD BE DIRECTED TO THE
INFORMATION  AGENT,  _____________,  TOLL FREE AT TELEPHONE NUMBER __________ OR
EMAIL  ADDRESS  ______________.  THE MAILING  ADDRESS OF  __________________  IS
_________________________.

              The date of this Prospectus is ________________, 2004

                                     SUMMARY

THE  FOLLOWING  SUMMARY  IS  QUALIFIED  IN ITS  ENTIRETY  BY THE  MORE  DETAILED
INFORMATION INCLUDED ELSEWHERE IN THIS PROSPECTUS. IT MAY NOT CONTAIN ALL OF THE
INFORMATION  THAT IS IMPORTANT TO YOU. TO  UNDERSTAND  THE OFFERING  FULLY,  YOU
SHOULD READ THE ENTIRE DOCUMENT CAREFULLY, INCLUDING THE RISK FACTORS.

Purpose of the Offering

     The  Board  of  Directors  of MACC  has  determined  that it is in the best interests of MACC and its  shareholders  to increase  the number of  outstanding
Shares of MACC and to  increase  the  assets of MACC  available  for  investment
(primarily made through MACC's  subsidiary,  MorAmerica  Capital).  The Board of
Directors of MACC approved the Offering because it believes the Offering may:

     •    increase the level of market interest in MACC and the liquidity of the
          Shares;

     •    provide a source of funds (other than  distributions  from  MorAmerica
          Capital,  which are currently  restricted)  for MACC to be able to pay its operating expenses;

     •    reduce  expenses per Share due to the spreading of fixed expenses over a larger number of outstanding  Shares and lower MACC's  expenses as a proportion of net assets;

     •    allow MACC to achieve greater  breadth in its investment  portfolio by increasing the total number and amount of portfolio investments;

     •    increase  MorAmerica  Capital's  maximum single investment size, which may permit MorAmerica Capital to make larger portfolio investments and
          may  make  more  portfolio  investment   opportunities   available  to
          MorAmerica Capital on more competitive terms; and

     •    to enhance MorAmerica Capital's regulatory capital position as a Small
          Business  Investment  Company under rules and regulations of the Small
          Business Administration.

     The Board  considered the effect that the issuance of the Shares would have on the net asset value per Share of MACC and also considered the dilutive effect on current shareholders,  particularly those who determine not to exercise their
Rights   to   purchase    additional   Shares.   The   Board   considered   that
non-participating  shareholders  would have the opportunity to sell their Rights for cash and would derive a benefit if MACC invests additional amounts that earn a return that exceeds the dilution,  thus  mitigating the dilutive effect of the
Rights Offering on those shareholders.

     The Board believes that the Offering would permit MACC to accomplish  these objectives,  while allowing  shareholders an opportunity to purchase  additional
Shares at a price below market value without paying a brokerage commission.

Important Terms of the Offering

     Maximum Number of Shares to be Issued             768,654

     Number of Rights Issued                           768,654

     Number of Rights Issued Per Existing Shares       1 Right for each 3 Shares
                                                       held

     Subscription Ratio                                1 Right to buy 1 Share

     Estimated Subscription Price                      $__________

     Shares Outstanding at ________________, 2004      2,329,255

Key Elements of the Offering

•    One-For-Three Offering

     The Offering will give  shareholders  of record the "right" to purchase one new Share of MACC for every  three  Shares  held on the  record  date.  For example,  if you own 300  Shares on the  announced  record  date,  you will receive  100  Rights  entitling  you to  purchase  100 new  Shares of MACC.
     Shareholders  will be able to  exercise  all or some of their  Rights.  The number of Rights issued to a Record Date  Shareholder will be rounded up to the nearest number of Rights.  However, Record Date Shareholders who do not
     exercise all of their Rights in the primary  subscription  will not be able to participate in the Over-Subscription  Privilege.  See "Over-Subscription
     Privilege" below.

•    Transferable Rights

     The Rights  issued in the Offering  will be  transferable,  are expected be traded  on the  Nasdaq  SmallCap  Market  and will  afford  non-subscribing shareholders  the option of  selling  their  Rights on the Nasdaq  SmallCap
     Market  or  through  the  subscription  agent,   ____________________  (the
     "Subscription   Agent").   Selling  the  Rights  allows  a   non-exercising
     shareholder  (i.e., a shareholder who does not wish to purchase  additional
     Shares in the  Offering)  the ability to offset some of the dilution  which would otherwise occur. In contrast,  in a non-transferable  rights offering
     (i.e.,  an  offering  where the rights  cannot be  traded),  non-exercising shareholders would experience full dilution.

     There can be no assurance that a liquid trading market will develop for the
     Rights or that the price at which such Rights  trade will  approximate  the amount of dilution otherwise realized by a non-exercising shareholder.  The period  during  which  Rights  will  trade will be  limited  and,  upon the
     Expiration  Date,  the Rights will cease to trade and will have no residual value.

•    Subscription Price

     Under the Offering,  new Shares will be sold at a price equal to 95% of the volume-weighted  average  of the last  reported  bid price per Share on the
     Nasdaq  SmallCap  Market  on the  Expiration  Date and the  four  preceding business  days.  Management  believes that this pricing  formula  (versus a higher or lower percentage  discount or a pre-determined  fixed price) will provide an incentive to shareholders  (as well as others who might trade in the transferable Rights) to participate in the Offering.

•    Over-Subscription Privilege

     If all of the Rights  initially  issued are not  exercised  by Record  Date
     Shareholders,  any unsubscribed Shares will be offered to other Record Date
     Shareholders  and Rights holders who have exercised all Rights held by them and who wish to acquire more than the number of Shares they are entitled to purchase pursuant to the exercise of their Rights. You must exercise all of your Rights in order to participate in the Over-Subscription  Privilege. If shares are  insufficient  to honor all  over-subscriptions,  the  available shares will be allocated pro-rata among those who  over-subscribe  based on the number of Rights held by them.

How to Exercise Rights

  •  If your existing  Shares are held in a brokerage  account or by a custodian bank or trust  company,  contact  your  broker  or  financial  adviser  for additional instructions on how to participate in the Offering.

  •  If your existing Shares are held by you of record,  complete, sign and date the enclosed Subscription Certificate.

  •  Make your check or money order payable to "MACC Private  Equities  Inc." in the amount of  $___________  for each Share you wish to buy  including  any
     Shares you wish to buy pursuant to the  Over-Subscription  Privilege.  This payment may be more or less than the actual Subscription Price.  Additional payment may be required when the actual  Subscription  Price is determined.
     You  should  mail the  subscription  certificate  and your  payment  in the enclosed  envelope to the  Subscription  Agent in a manner that will ensure receipt  prior to 5:00 p.m.,  Eastern  time,  on  _________,  2004,  unless extended. Its mailing address is ___________________.

     Once you subscribe for Shares and your payment is received, you will not be able to change your decision.

     You will have no right to rescind a purchase after the  Subscription  Agent has received the Subscription  Certificate or Notice of Guaranteed Delivery. See
"The Offering."

     The Subscription  Agent will deposit all checks received by it prior to the final due date into a segregated  interest-bearing  account pending distribution of the shares  from the  Offering.  All  interest  will accrue to the benefit of
MACC, and you will not earn interest on payments submitted.

Important Dates to Remember

     Record Date                                                __________, 2004

     Final Date for Sales of Rights                             __________, 2004

     Expiration Date (Payment for Shares and Notices of         __________, 2004
     Guaranteed Delivery Due)                                  (unless extended)

     Due Date for Delivery by Brokerage Firms or Custodian      __________, 2004
     Banks of Payment and Subscription Certificates to         (unless extended)
     Subscription Agent pursuant to Notice of Guaranteed
     Delivery

     Mailing of Shares and Confirmations of Purchases of       Not later than
     Shares                                                     __________, 2004
                                                               (unless extended)

Additional Terms of the Offering

     The Rights entitle you to subscribe for Shares at the rate of one Share for every one Right held by you.  You will  receive one Right for each three  Shares you hold on the Record Date. These Rights are  transferable.  The holders of the
Rights may exercise them at any time from the date of this Prospectus until 5:00
p.m., Eastern time, on _____________, 2004, unless extended.

     In  addition,  if a  Record  Date  Shareholder  or a  purchaser  of  Rights subscribes for the maximum number of Shares to which it is entitled, such holder may also  subscribe for Shares that were not otherwise  subscribed  for by other shareholders.  Shares acquired pursuant to the  Over-Subscription  Privilege are subject to allotment,  which is more fully discussed below under "The Offering -
Over-Subscription Privilege." MACC will not offer or sell in connection with the
Offering  any  Shares  that  are not  subscribed  for  pursuant  to the  Primary
Subscription or the Over-Subscription Privilege.

     No fractional Rights will be issued.

     The Subscription Price per Share will be 95% of the volume-weighted average of the last  reported bid price per Share on the Nasdaq  SmallCap  Market on the
Expiration Date and each of the four preceding business days.

     The Rights are  transferable  and will be listed for  trading on the Nasdaq
SmallCap Market under the symbol  ["MACCR."] There is no assurance that a market for the Rights will develop.

     Before exercising your Rights pursuant to the Offering, you should consider the factors  described in this Prospectus,  including  without  limitation,  the factors  described  under  "Description  of MACC,"  "Investment  Objectives  and
Policies" and "Risk  Factors." These factors include the effects of the Offering and the fact that  Shares  generally  trade  below  their net  asset  value.  In addition,  the  Offering  involves  the  risk of an  immediate  dilution  of the aggregate  net asset value of your  Shares,  if you do not fully  exercise  your
Rights.

ANY QUESTIONS OR REQUESTS FOR  ASSISTANCE  CONCERNING  THE METHOD OF SUBSCRIBING
FOR  SHARES  OR  FOR  ADDITIONAL  COPIES  OF  THIS  PROSPECTUS  OR  SUBSCRIPTION
CERTIFICATES  OR  NOTICES  OF  GUARANTEED   DELIVERY  MAY  BE  DIRECTED  TO  THE
INFORMATION  AGENT,  ______________________,   TOLL  FREE  AT  TELEPHONE  NUMBER
_____________,  EMAIL ADDRESS  _____________________  OR THE MAILING  ADDRESS OF
______________________________________________   ______________________________.
SHAREHOLDERS  MAY ALSO CONTACT  THEIR BROKERS OR NOMINEES FOR  INFORMATION  WITH
RESPECT TO THE OFFERING.

MACC

     MACC is a non-diversified,  closed-end  management  investment company that has elected to be treated as a BDC under the 1940 Act. The investment  objective of MACC is to provide shareholders with long-term capital appreciation by making primarily later-stage venture capital investments using borrowed funds. Although there is significant  risk inherent in this  strategy,  we believe that over the long term, we will be able to achieve higher returns on our invested  capital if we deploy  our  available  capital  in  primarily  later-stage  venture  capital investments and increase the funds we have available for investment by borrowing additional funds.

     MACC  has  one  subsidiary,  MorAmerica  Capital  Corporation  ("MorAmerica
Capital"). MorAmerica Capital is an Iowa corporation incorporated in 1959, which has been licensed as a small business investment corporation since that year. It is also a BDC under the 1940 Act.  MACC's  investing  activities  are  conducted primarily through MorAmerica Capital.

     MACC  does  not  currently  pay  to  its   shareholders  a  minimum  annual
distribution  or  other  dividend.  MACC has  paid no  dividends  in cash to its shareholders since inception in 1995.

     As discussed more fully in this  Prospectus,  investment in MACC involves a number of significant and substantial risks, including:

     •    risks associated with MACC's  investments in higher risk securities of private companies;

     •    risks  associated  with MACC's  investments in certain  restricted and illiquid securities;

     •    the  fluctuation of MACC's net asset value in connection  with changes in the value of its portfolio securities; and

     •    interest rate risks on borrowed funds.

     No assurance can be given that MACC will achieve its investment objectives.

     In addition, the Rights Offering involves the risk of an immediate dilution of the  aggregate  net asset value of your  Shares if you do not fully  exercise your Rights.

The Investment Adviser

     Atlas  Management  Partners,  LLC.,  a Utah limited  liability  corporation
("Atlas" or the  "Investment  Adviser"),  with its executive  offices at 15 West
South Temple  Street,  Suite 520 Salt Lake City,  Utah 84101,  is the investment advisor  to MACC and  MorAmerica  Capital  and is  registered  as an  investment advisor under the  Investment  Advisers Act of 1940,  as amended (the  "Advisers
Act"), and subject to its reporting and other  requirements.  Atlas currently is the investment manager of no other funds. Atlas is primarily responsible for the selection, structure and administration of MACC's investment portfolios.

     InvestAmerica    Investment    Advisors,    Inc.,   an   Iowa   corporation
("InvestAmerica"  or the  "Subadviser"),  has been retained by MACC,  MorAmerica
Capital  and  Atlas  to  serve  as  a  subadvisor.   Prior  to  March  1,  2004,
InvestAmerica  was the investment  advisor to MACC and MorAmerica  Capital.  For additional  information  on the Adviser,  the  Subadviser and the terms of their contracts,  see  "DESCRIPTION OF MACC - INVESTMENT  ADVISORS ACT OF 1940 AND THE
INVESTMENT ADVISORY AGREEMENTS."

                              FEE TABLE AND EXAMPLE

     The  following  Fee Table and Example are  intended to assist  investors in understanding  the costs and expenses that an investor in MACC bears directly or indirectly.

                                    FEE TABLE

________________________________________________________________________________
SHAREHOLDER TRANSACTION EXPENSES
   Sales Load (as a percentage of the Subscription Price per Share)         None
________________________________________________________________________________
ANNUAL EXPENSES (AS A PERCENTAGE OF MACC'S AVERAGE NET ASSETS)(1)
   Management Fee(2)                                                       6.39%
________________________________________________________________________________
   Interest Expense
                                                                          15.53%
________________________________________________________________________________

   Other Expenses                                                         11.68%
________________________________________________________________________________

   Total Annual Expenses(2)                                               33.60%
_________________________________________________________________________________

(1)  Fiscal year ended September 30, 2003

(2)  Management Fee is net of fees waived during the fiscal year ended September
     30, 2003.  Management fee percentage is 7.66% before  adjustment for waived management  fees.  Total  annual  expenses  before  adjustment  for  waived management  fees is 34.88%.  In addition to its management  fees,  Atlas is entitled to receive an incentive fee payable quarterly that is equal to 20%
     of MACC's  realized  capital  gains in excess of realized  capital  losses, after  allowance for any unrealized  capital losses in excess of unrealized capital gains on the portfolio  investments of MACC incurred  during MACC's fiscal year. No incentive fees were paid in the fiscal year ended September
     20. 2003.

EXAMPLE
_______

                                     CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                          ______    _______   _______   ________

You would pay the following expenses
on a $1,000 investment, assuming a 5%
annual return throughout the periods        $344     $1,086    $1,903     $4,332

     The purpose of the  foregoing  table and example is to assist  investors in understanding  the various  costs and  expenses  that an investor in MACC bears, directly  or  indirectly.  It should be noted that if any portion of the assumed return on investment includes net realized gain, an incentive fee of 20% of such realized gain may be incurred and would further increase  expenses  reflected in the table above.  The example set forth above assumes an annual expense ratio of
33.60%.  The Fee Table  above and the  assumption  in the Example of a 5% annual return are required by Securities  and Exchange  Commission  (the  "Commission")
regulations  applicable to all management investment companies.  The Example and
Fee  Table  should  not be  considered  as a  representation  of past or  future expenses or annual rates of return, which may be more or less than those assumed for purposes of the Example and Fee Table.  The percentage for "Other  Expenses"
set forth on the Fee Table is based on estimated  amounts for the current fiscal year.

                             SELECTED FINANCIAL DATA

     The following  selected  financial  data for the period from  September 30,
1999  through  September  30,  2003 is derived  from  MACC's  audited  financial statements.  The selected data presented for the nine months ended June 30, 2003 and June 30, 2004 is derived from unaudited financial  statements of MACC which, in the opinion of management, include all adjustments (consisting only of normal recurring  adjustments)  necessary  for a fair  presentation  of  the  financial position and results of operations of MACC as of and for these periods.  Results of  operations  for the nine  months  ended  June 30,  2004 are not  necessarily indicative of the results of operations that may be achieved for the full fiscal year. The Data should be read in conjunction  with MACC's  financial  statements and notes  thereto  and  "Management's  Discussion  and  Analysis  of  Financial
Condition and Results of Operations."

                     Nine Months Ended June 30,                    Fiscal Years Ended September 30,
                     ==========================   ===================================================================
                            2004           2003          2003         2002          2001           2000          1999
                            ----           ----          ----         ----          ----           ----          ----

Investment           (1,847,444)    (1,664,818)   (2,206,134)    (926,634)     (284,263)         50,810       (7,459)
(expense)
income, net

Net realized          2,506,339     (1,893,048)   (3,600,749)  (4,592,480)    2,488,350      (2,266,652)   3,293,177
(loss) gain on
investments,
net

Net change in          (484,199)      (502,937)    2,896,291    1,132,647    (8,477,187)      4,478,415     (607,771)
unrealized             ---------      ---------    ---------    ---------    -----------      ---------     ---------
appreciation/
deprecation
on investments

Net change in           174,696     (4,060,803)   (2,910,592)  (4,386,467)   (6,273,100)      2,262,573    2,677,947
net assets from         =======     ===========   ===========  ===========   ===========      =========    =========
operations

Net change in             0.08¹         (1.74¹)       (1.25¹)      (1.88¹)       (2.69¹)          0.97²        1.15³
net assets from           =====         =======       =======      =======       =======          =====        =====
operations per
common share

Total assets         42,064,897     40,706,883    41,233,118   44,013,701    41,395,958      46,607,466   38,535,445
                     ==========     ==========    ==========   ==========    ==========      ==========   ==========

Total long term      27,940,000     27,938,910    27,940,000   27,934,004    20,972,463      20,320,922   13,763,123
debt                 ==========     ==========    ==========   ==========    ==========      ==========   ==========

Net assets           12,920,608     11,595,701    12,745,912   15,656,504    20,042,941      25,645,569   23,394,148
                     ==========     ==========    ==========   ==========    ==========      ==========   ==========

Net assets per            5.55¹          4.98¹         5.47¹        6.72¹         8.60¹          11.01²       10.04³
share

¹Computed using  2,329,255  shares  outstanding  at June 30, 2004,  September 30,
 2003, June 30, 2003, September 30, 2002 and September 30, 2001.

²Per share data have been  restated to reflect a 20% stock split  effected in the form of a stock dividend on March 31, 2001.

³Per share data have been  restated to reflect a 20% stock split  effected in the form of a stock dividend on March 31, 2001 and a 20% stock split effected in the form of a stock dividend on March 31, 2000.

                             SELECTED PER SHARE DATA

                            Nine Months Ended
                           June 30,  June 30,      FOR THE YEARS ENDED SEPTEMBER 30:
                            2004¹     2003¹     2003¹     2002¹     2001¹      2000²     1999³
                         --------- --------- --------- --------- ---------- --------- ---------
                              (Unaudited)

Investment income            0.86      0.84      1.09      1.28       1.30      1.20      0.97

Other operating expenses    (0.96)    (0.84)    (1.10)    (0.82)     (0.68)    (0.60)    (0.49)

Interest expense            (0.69)    (0.71)    (0.94)    (0.86)     (0.74)    (0.58)    (0.48)
                         --------- --------- --------- --------- ---------- --------- ---------

Investment (expense)
income, net                 (0.79)    (0.71)    (0.95)    (0.40)     (0.12)     0.02         -

Net realized gain
(loss) on investments        1.08     (0.81)    (1.54)    (1.97)      1.07     (0.97)     1.41

Net change
 in unrealized appreciation/
depreciation of investments (0.21)    (0.22)     1.24      0.49      (3.64)     1.92     (0.26)

Allocation of income tax
benefit to additional
paid-in capital                 -         -         -         -       0.28         -      0.51
                         --------- --------- --------- --------- ---------- --------- ---------

Net change in net assets
from operations              0.08     (1.74)    (1.25)    (1.88)     (2.41)     0.97      1.66

Net asset value,
beginning of period          5.47      6.72      6.72      8.60      11.01     10.04      8.38
                         --------- --------- --------- --------- ---------- --------- ---------

Net asset value,
end of period                5.55      4.98      5.47      6.72       8.60     11.01     10.04
                         ========= ========= ========= ========= ========== ========= =========

¹Computed using  2,329,255  shares  outstanding  at June 30, 2004,  September 30,
 2003, June 30, 2003, September 30, 2002 and September 30, 2001.

²Per share data have been  restated to reflect a 20% stock split  effected in the form of a stock dividend on March 31, 2001.

³Per share data have been  restated to reflect a 20% stock split  effected in the form of a stock dividend on March 31, 2001 and a 20% stock split effected in the form of a stock dividend on March 31, 2000.

                                       10

                     MANAGEMENT'S DISCUSSION AND ANALYSIS OF
                  FINANCIAL CONDITION AND RESULTS OF OPERATIONS

General

     MACC's  primary goal is to create  long-term  appreciation  of  shareholder value  based upon the  successful  management  of later  stage  venture  capital investments.

Sources of Operating Income

     The major source of operating income for MACC is investment income,  either in the form of  interest  on  debentures,  dividends  on stock,  or  interest on securities held pending investment in portfolio  companies.  However,  MACC also generates income through capital gains. Further, MACC in some cases receives due diligence,  commitment,  and closing  fees,  as well as other  similar  types of revenue.  Director's  compensation  received  by Atlas  (or its  personnel)  for services to a portfolio company is paid to the account of MACC.

Financial Condition, Liquidity and Capital Resources

     To date,  MACC has  relied  upon  several  sources  to fund its  investment activities,  including  MACC's  cash and  money  market  accounts  and the Small
Business  Investment  Company  ("SBIC")  leverage  program operated by the Small
Business Administration (the "SBA").

     MACC, through its wholly-owned subsidiary, MorAmerica Capital, from time to time may seek to procure additional capital through the SBIC leverage program to fund a portion of its investment  capital  requirements.  At present,  committed leverage with a commitment  period of up to four years is available  through the
SBIC  leverage  program and MACC  anticipates  that leverage may be available in future periods.  MACC has not currently budgeted to borrow any funds through the
SBIC leverage program during fiscal year 2004.

     As of June  30,  2004,  MACC's  cash  and  money  market  accounts  totaled
$7,884,630.  MACC has commitments for an additional $3,500,000 and $6,500,000 in
SBA guaranteed debentures,  which expire on September 30, 2005 and September 30,
2007,  respectively.  Subject to the risks and  uncertainties  described in this
Prospectus,  MACC believes that its existing cash and money market accounts, the
$10,000,000 of SBA commitments,  and other  anticipated cash flows, will provide adequate  funds for MACC's  anticipated  budgeted cash  requirements  during the current fiscal year,  including portfolio investment  activities,  principal and interest payments on outstanding debentures payable and administrative expenses.
MACC's  budgeted  investment  objective  is to  invest  $2,500,000  in  new  and follow-on  investments  during the  current  fiscal  year.  Based  upon  current economic and operating  conditions,  actual  investment  results for fiscal year ending  September  30,  2004 may be somewhat  below  budget.  MACC has  invested
$481,934 in follow-on investments through June 30, 2004.

     Debentures  payable are  composed of  $27,940,000  in  principal  amount of
SBA-guaranteed  debentures  issued by  MACC's  subsidiary,  MorAmerica  Capital.
Subject  to the risks and  uncertainties  described  in this  Prospectus,  it is anticipated  MorAmerica  Capital will be able to roll over these debentures with new  ten-year  debentures  when  they  mature.  The  following  table  shows our significant  contractual  obligations  for  the  repayment  of  debt  and  other contractual obligations as of June 30, 2004.

                                       11

                                                               Payments due by period
                             --------------------------------------------------------------------------------
  Contractual Obligations
                             Total        Less than 1 Year    1-3 Years      3-5 Years      More than 5 Years
                             -----        ----------------    ---------      ---------      -----------------

  SBA Debentures         $27,940,000          2,150,000            ---       2,000,000             23,790,000
  Loan Agreement¹        $   270,000             67,500        202,500             ---                    ---

     MACC currently  anticipates that it will rely primarily on its current cash and  money  market  accounts  and its cash  flows  from  operations  to fund its investment activities and other cash requirements during the remainder of fiscal year 2004.  Although  management  believes these sources will provide sufficient funds for MACC to meet its fiscal  2004  investment  level  objective  and other anticipated cash requirements, there can be no assurances that MACC's cash flows from operations will be as projected,  or that MACC's cash  requirements will be as  projected.  MACC's  cash  flow  has been  negatively  affected  by  expenses associated with the pending arbitration  proceedings  described in Note 3 to the
Unaudited Condensed  Consolidated  Financial  Statements.  An adverse outcome on such arbitration proceedings could further adversely affect MACC's cash flow.

     As an SBIC,  MorAmerica  Capital is required to comply with the regulations of the SBA (the  "SBA  Regulations").  These  regulations  include  the  capital impairment rules, as defined by Regulation  107.1830 of the SBA Regulations.  As of June 30, 2004,  the capital of MorAmerica  Capital was impaired less than the maximum  impairment  percentage  permitted under SBA Regulations.  If MorAmerica
Capital continues to experience negative operating results, no assurances can be given  that  MorAmerica  Capital  will  continue  to be less  than  the  maximum impairment  percentage in future periods. If MorAmerica Capital would exceed the maximum impairment  percentage in future periods, a number of events could occur which could have a material adverse effect on the financial position, results of operations, cash flow and liquidity of MACC and MorAmerica Capital.

     MorAmerica  Capital  is  currently  limited by the SBA  Regulations  in the amount of  distributions  it may make to MACC. MACC  historically  has relied in large  part on  distributions  from  MorAmerica  Capital  to fund its  operating expenses and other cash requirements. While the paragraphs above describe MACC's liquidity on a  consolidated  basis,  due to current  limitations  on MorAmerica
Capital's  ability to make  distributions to MACC, MACC has limited liquidity to pay its holding  company  operating  expenses.  During the second quarter of the current fiscal year,  MACC entered into a loan agreement  providing for advances of up to $400,000  through a loan made by one of its  directors.  MACC  obtained
$200,000 and $70,000 under this loan  agreement in the second  quarter and third quarter,  respectively,  of the current fiscal year. It is  anticipated  that no additional  drawings  will be  necessary  in the fourth  quarter of the  current fiscal year.  In addition to  utilizing  this loan  facility,  MACC is currently evaluating a number of alternatives to provide for its liquidity,  including one or more of the capital transactions  approved by shareholders at the 2004 annual meeting.  This  Offering is one such  transaction,  and the net proceeds of this
Offering will enhance MACC's liquidity.

Results of Operations

     MACC's investment income includes income from interest, dividends and fees.
Investment expense, net represents total investment income minus total operating expenses.  The main  objective of portfolio  company  investments  is to achieve capital appreciation and realized gains in the portfolio. These gains and losses are not

--------
¹    During the second quarter of the current  fiscal year,  MACC entered into a loan  agreement with one of its  directors,  Geoffrey T. Woolley,  providing for advances of up to $400,000 on a revolving  credit  basis  through  February  28,
2005. The outstanding  principal  amount of the loan as of March 1, 2005 will be due and payable in four equal installments on the first day of June,  September,
December,  and March,  commencing June 1, 2005 and concluding March 1, 2006. The payment  obligations  in the  table set  forth  above  are  based on the  amount outstanding  under the loan  agreement  as of June 30, 2004.  The entire  unpaid amount of the loan is  convertible  into  shares of MACC's  common  stock at the option of the lender.

                                       12

included in investment expense,  net. Another one of MACC's on-going goals is to achieve net investment income and increased earnings stability.  In this regard, a significant  proportion of new portfolio  investments  are structured so as to provide a current yield through interest or dividends.  MACC also earns interest on short-term investments of cash.

 Third Quarter Ended June 30, 2004 Compared to Third Quarter Ended June 30, 2003

                                                 For the three months ended
                                                          June 30,
                                               --------------------------------
                                                     2004            2003            Change
                                               ------------------------------------------------
  Investment income                             $  672,573           715,734          (43,161)
  Net operating expenses                          (975,141)       (1,472,428)         497,287
                                                -----------       -----------       ---------
  Investment expense, net                         (302,568)         (756,694)         454,126
                                                -----------       -----------       ---------

  Net realized gain on investments                  29,875           899,234         (869,359)
  Net change in unrealized appreciation/
           depreciation on investments             (80,659)       (2,955,958)       2,875,299
                                                -----------       -----------       ---------
  Net loss on investments                          (50,784)       (2,056,724)       2,005,940
                                                -----------       -----------       ---------

  Net change in net assets from operations      $ (353,352)       (2,813,418)       2,460,066
                                                ===========       ===========       =========
  Net asset value:
           Beginning of period                      $ 5.70            6.74
                                                    ======            ====
           End of period                            $ 5.55            4.98
                                                    ======            ====

Investment Income

     During  the  current  year  third  quarter,  total  investment  income  was
$672,573, a decrease of $43,161, or 6%, from total investment income of $715,734 for the prior year third quarter.  In the current year third quarter as compared to the prior year third quarter,  interest  income  decreased  $65,294,  or 13%, dividend income increased $36,738,  or 17%, processing fees decreased $5,556, or
100%, and other income decreased $9,049, or 78%. The decrease in interest income is mainly  due to the  receipt  of  $2,159,800  in  principal  payments  on five portfolio  investments during the current fiscal year. In the current year third quarter,  MACC  received  dividends  on six  existing  portfolio  companies,  as compared to dividend  income  received in the prior year third  quarter on seven existing portfolio companies. The distributions from limited liability companies in the  current  year third  quarter  were  larger  than in the prior year third quarter.  Processing fees decreased due to no new or follow-on portfolio company investments made in the current year third quarter,  compared to one restructure of an existing  portfolio company investment in which MACC received a processing fee at closing in the prior year third quarter.  The decrease in other income is due to advisory fees received from one portfolio company in the prior year third quarter.

Operating Expenses

     Total  operating  expenses  for the third  quarter of the current year were
$975,141,  a decrease  of  $497,287,  or 34%,  as  compared  to total  operating expenses  for the prior  year  third  quarter of  $1,472,428.  Interest  expense decreased  $18,706,  or 3%, in the current year third quarter due to a reduction in the interest rate on $2,150,000 of SBA-guaranteed debentures to 3.125% in the current  year  second  quarter,  from  6.12% in the prior  year  third  quarter.
Following the  expiration  of the terms of the  investment  advisory  agreements between  each of  MACC  and  MorAmerica  Capital  and  InvestAmerica,  MACC  and
MorAmerica  Capital each entered into an investment  advisory agreement with the
Investment  Adviser.  Contemporaneously  with this change in investment advisor,
MACC,  MorAmerica Capital, the Investment Adviser and InvestAmerica entered into an a agreement  pursuant to which  InvestAmerica  will act as a subadvisor  with respect to the  companies'  existing  investment  portfolio as of the transition date.  Management  fees  increased  $53,448,  or 26%, in the current  year third quarter due to a voluntary  reduction in management fees taken by  InvestAmerica in the  prior  year  third  quarter  which  terminated  on  February  29,  2004.
Professional fees decreased $374,102,  or 80%, in the current year third quarter primarily  due to  decreased  legal  expenses  in  connection  with  arbitration proceedings  related  to the sale of a former  portfolio  company  and legal

                                       13

and  accounting  fees to  comply  with new  securities  and  exchange  corporate governance  requirements in the prior year third quarter.  Professional fees are expected  to be high in the next three to six months due to the item  identified in Note 3 to the Unaudited Condensed Consolidated Financial Statements and legal advice in implementing the future  direction of MACC.  Other expenses  decreased
$157,927,  or 64%,  in the current  year third  quarter as compared to the prior year third quarter mainly due to the change in the other assets loss  provision.
The other  assets  loss  provision  was higher in the prior  year third  quarter because an  additional  loss  provision of $205,433 was recorded with respect to other securities which had been classified as other assets.

Investment Expense, Net

     For the current year third quarter,  MACC recorded investment expense,  net of $302,568, as compared to investment expense, net of $756,694 during the prior year third quarter.

Net Realized Gain (Loss) on Investments

     During the current year third  quarter,  MACC recorded net realized gain on investments  of $29,875,  as compared with net realized gain on  investments  of
$899,234 during the prior year third quarter. In the current year third quarter,
MACC  realized  an  additional  gain of  $3,380  from the sale of one  portfolio company which  occurred in the current year second quarter and the adjustment of
$26,495 in deferred  incentive fees due to the revaluation of the deferred gain.
Management  does not attempt to maintain a  comparable  level of realized  gains quarter to quarter but instead attempts to maximize total  investment  portfolio appreciation  through  realizing  gains in the  disposition  of  securities  and investing in new portfolio investments.

Net Change in Unrealized Appreciation/Depreciation of Investments

     MACC  recorded  net  change  in  unrealized   appreciation/depreciation  on
investments of ($80,659)  during the current year third quarter,  as compared to
($2,955,958) during the prior year third quarter.  This net change in unrealized appreciation/depreciation  on  investments  of  ($80,659)  is the net  effect of increases  in fair value of three  portfolio  companies  totaling  $652,732  and decreases in fair value of four portfolio companies totaling $733,391.

     Net  change  in   unrealized   appreciation/depreciation   on   investments
represents  the  change  for the period in the  unrealized  appreciation  net of
unrealized  depreciation  on  MACC's  total  investment  portfolio.   When  MACC
increases  the  fair  value  of a  portfolio  investment  above  its  cost,  the unrealized  appreciation for the portfolio as a whole  increases,  and when MACC decreases the fair value of a portfolio  investment  below its cost,  unrealized depreciation  for the  portfolio  as a  whole  increases.  When  MACC  sells  an appreciated  portfolio  investment for a gain,  unrealized  appreciation for the portfolio as a whole  decreases as the gain is  realized.  Similarly,  when MACC sells or writes off a depreciated  portfolio  investment for a loss,  unrealized depreciation for the portfolio as a whole decreases as the loss is realized.

Net Change in Net Assets from Operations

     MACC  experienced  a decrease  of  $353,352 in net assets at the end of the third  quarter of fiscal year 2004,  and the resulting net asset value per share was $5.55 as of June 30, 2004,  as compared to $5.47 as of  September  30, 2003.
General economic  conditions have recently appeared to have a positive impact on the operating  results and financial  condition of a number of MACC's  portfolio companies and the majority of MACC's thirty-two  operating  portfolio  companies continue  to be  valued  at cost or above.  MACC has ten  portfolio  investments
valued  at  cost,  has  recorded  unrealized   appreciation  on  nine  portfolio
investments  and has  recorded  unrealized  depreciation  on thirteen  portfolio investments.

     General economic conditions adversely affected a number of MACC's portfolio companies  during  fiscal year 2003,  which  contributed  to a decline in MACC's operating  performance and liquidity during the period.  In an effort to improve operating  performance  and liquidity in the current fiscal year, MACC projected no new borrowings under the SBIC leverage program in the fiscal year 2004 budget and has  actively  pursued  opportunities  to  liquidate  a number of  portfolio investments.  As a result of these efforts and  improvements in general economic conditions,  MACC's operating  performance and liquidity  through the first nine months of the current fiscal year

                                       14

have significantly  improved, as compared to the comparable period during fiscal year 2003.  Management  anticipates that if general economic conditions continue to be conducive to portfolio investment  liquidity events,  subject to the risks described in this  report,  MACC will  experience  further  improvements  in its operating performance.

   Nine Months Ended June 30, 2004 Compared to Nine Months Ended June 30, 2003

                                               For the nine months ended
                                                         June 30,
                                             --------------------------------
                                                   2004            2003            Change
                                             --------------------------------------------------
  Investment income                           $1,993,163         1,965,985           27,178
  Net operating expenses                      (3,840,607)       (3,630,803)        (209,804)
                                              -----------       -----------       ----------
  Investment expense, net                     (1,847,444)       (1,664,818)        (182,626)
                                              -----------       -----------       ----------

  Net realized gain (loss) on investments      2,506,339        (1,893,048)       4,399,387
  Net change in unrealized appreciation/
           depreciation on investments          (484,199)         (502,937)          18,738
                                              -----------       -----------       ---------
  Net gain (loss) on investments               2,022,140        (2,395,985)       4,418,125
                                              ----------        -----------       ---------

  Net change in net assets from operations     $ 174,696        (4,060,803)       4,235,499
                                              ==========        ===========       =========
  Net asset value:
           Beginning of period                    $ 5.47            6.72
                                                  ======            ====
           End of period                          $ 5.55            4.98
                                                  ======            ====

Investment Income

     During the current year  nine-month  period,  total  investment  income was
$1,993,163,  an  increase of $27,178,  or 1%,  from total  investment  income of
$1,965,985 for the prior year nine-month  period. In the current year nine-month period  as  compared  to the  prior  year  nine-month  period,  interest  income decreased $81,976, or 6%, dividend income increased $219,311, or 49%, processing fees decreased $22,741, or 100%, and other income decreased $87,416, or 90%. The decrease  in  interest  income  is  the  net  result  of  only  three  follow-on investments made during the current year nine-month period, one investment which converted all interest accrued and reserved to an equity investment, the placing of debt portfolio  securities issued by three portfolio companies on non-accrual of interest  status in the current year  nine-month  period which were  accruing interest in the prior year  nine-month  period and the receipt of  $2,159,800 in principal payments on five portfolio investments. In the current year nine-month period and in the prior year nine-month period, MACC received dividends on eight existing  portfolio  companies,  however  dividend  payments were greater in the current  year  nine-month  period.  Processing  fees  decreased  due to no  fees received on the three follow-on  investments made in the current year nine-month period,  compared to one follow-on investment and two existing portfolio company investments in which MACC received  processing fees in the prior year nine-month period. The period-over-period  decrease in other income is due to a decrease in advisory fees received from two portfolio companies in the prior year nine-month period.

Operating Expenses

     Total operating expenses for the nine-month period of the current year were
$3,840,607,  an increase  of  $224,804,  or 6%, as  compared to total  operating expenses for the prior year nine-month  period of $3,615,803.  Interest  expense decreased  $56,119,  or 3%,  in the  current  year  nine-month  period  due to a reduction in the interest  rate on $2,150,000  of  SBA-guaranteed  debentures to
3.125% in the  current  year  nine-month  period,  from  6.12% in the prior year nine-month period.  Management fees increased $1,724, or 1%, in the current year
nine-month   period  mainly  due  to  the  termination  of  the  agreement  with
InvestAmerica to a voluntary,  temporary  reduction in management fees to reduce the expenses of MACC.  This  voluntary,  temporary  reduction in management fees terminated at February 29, 2004.  Professional fees decreased $250,523,  or 31%, in the current year nine-month  period primarily due to decreased legal expenses in  connection  with  arbitration  proceedings  related  to the sale of a former portfolio company and various corporate  governance  changes.  Professional fees are expected to be high for at least the next three to six months as a result of the item identified in Note 3 to the Unaudited Condensed

                                       15

Consolidated  Financial  Statements and legal advice in implementing  the future direction of MACC. Other expenses  increased  $529,722,  or 112%, in the current year nine-month  period as compared to the prior year  nine-month  period mainly due to the change in the other  assets  loss  provision.  The other  assets loss provision increased because depreciated  portfolio  securities were reclassified as other  assets in the current  year  nine-month  period,  which  required  the unrealized  depreciation on such assets in the amount of $532,760 to be recorded as other assets loss  provision,  and because an  additional  loss  provision of
$197,727  was  recorded in the current  year  nine-month  period with respect to other securities which had been classified as other assets in a prior period.

Investment Expense, Net

     For the current year nine-month period,  MACC recorded  investment expense, net of $1,847,444,  as compared to investment expense,  net of $1,664,818 during the prior year nine-month period.

Net Realized Gain (Loss) on Investments

     During the current year nine-month period,  MACC recorded net realized gain on investments of $2,506,339,  as compared with net realized loss on investments of  $1,893,048  during the prior year  nine-month  period.  In the current  year nine-month period, MACC realized a gain of $328,968 from the sale of warrants of one portfolio company, and $3,024,756 from the sale of equity interests of three portfolio  companies of which  $3,259,790 was previously  recorded as unrealized appreciation.  MACC also  realized a loss of $847,385  from the write-off of one portfolio  company of which  $847,384  was  previously  recorded  as  unrealized depreciation.  Management  does not  attempt to maintain a  comparable  level of realized  gains  quarter to quarter  but  instead  attempts  to  maximize  total investment  portfolio  appreciation  by  appropriately  realizing  gains  in the disposition of securities and investing in new portfolio investments.

Net Change in Unrealized Appreciation/Depreciation of Investments

     MACC  recorded  net  change  in  unrealized   appreciation/depreciation  on
investments of ($484,199) during the current year nine-month period, as compared to  ($502,937)  during  the prior  year  nine-month  period.  This net change in unrealized  appreciation/depreciation  on  investments  of ($484,199) is the net effect  of  increases  in fair  value  of  seven  portfolio  companies  totaling
$2,166,255,  decreases  in fair  value  of  four  portfolio  companies  totaling
$770,809,  the reversal of $3,259,789 of appreciation resulting from the sale of warrants of one portfolio  investment and the sale of equity  interests of three portfolio investments referenced above, the reversal of $847,384 of depreciation resulting from the write-off of the investment in one portfolio investment,  and the reversal of $532,760 of  depreciation  resulting from the restructure of one portfolio investment to other assets.

                       Fiscal 2003 Compared to Fiscal 2002

                                           For the years ended
                                              September 30,
                                     -----------------------------
                                           2003           2002              Change
                                     -----------------------------     -----------

Investment income                    $   2,544,725      2,997,551        (452,826)

Operating expenses                      (4,735,859)    (3,825,185)       (910,674)

Income tax expense                         (15,000)       (99,000)         84,000
                                     --------------    -----------     -----------

Investment expense, net                 (2,206,134)      (926,634)     (1,279,500)
                                     --------------    -----------     -----------

Net realized loss on investments        (3,600,749)    (4,592,480)        991,731

                                       16

Net change in unrealized appreciation/
          depreciation on investments    2,896,291      1,132,647       1,763,644
                                     --------------    -----------     -----------

Net loss on investments                   (704,458)    (3,459,833)      2,755,375
                                     --------------    -----------     -----------

Net change in net assets from        $  (2,910,592)    (4,386,467)      1,475,875
          operations                 ==============    ===========      =========

Net asset value:

          Beginning of period        $        6.72           8.60
                                     =============     ==========
          End of period              $        5.47           6.72
                                     =============     ==========

Investment Income

     During the fiscal year ended September 30, 2003,  total  investment  income was  $2,544,725,  a decrease of 15% from fiscal year 2002  investment  income of
$2,997,551.  The  decrease  during  the  fiscal  year 2003 was the net result of decreases in interest income of $342,804, or 16%, dividend income of $64,840, or
10% and processing  fees of $80,195,  or 78%, and an increase in other income of
$35,013,  or 37%. MACC attributes the decease in interest income primarily to no new  investments  made during  fiscal year 2003,  the placing of debt  portfolio securities issued by five portfolio  companies on non-accrual of interest status during fiscal year 2003,  MACC's receipt of $1,425,013 in principal  payments on several of its debt  portfolio  investments  and the  write-off of two portfolio company debt security investments  totaling  $1,723,857.  In most cases, MACC is subordinated to senior secured  financing and its ability to collect interest is subject to the terms of the senior  financing and  subordination  agreements.  A significant number of the portfolio  investments that were placed on non-accrual of interest  status during fiscal years 2003 and 2002 had ceased making  current interest  payments  to MACC  as a  result  of  these  subordination  provisions.
Dividend income for fiscal years 2003 and 2002 represents  dividends received on eight existing portfolio companies, five of which are distributions from limited liability  companies.  Dividend income decreased in fiscal year 2003 because the distributions from the limited liability  companies during fiscal year 2002 were larger than the distributions in fiscal year 2003.  Processing fees decreased in fiscal year 2003  primarily as a result of fewer new and  follow-on  investments made during  fiscal year 2003.  The  increase in other income is due to advisory fees received on two portfolio companies during fiscal year 2003, as compared to advisory fees received on only one  portfolio  company in fiscal year 2002.  The timing and amount of dividend  income,  income from the collection of processing fees on new investments and other income are difficult to predict.

Operating Expenses

     Net  operating  expenses  of MACC  increased  by 24% in fiscal year 2003 to
$4,735,859  from  $3,825,185 in fiscal year 2002.  The relative  increase in net operating  expenses  is the net  result  of  increases  of  $185,548,  or 9%, in interest  expense,  $705,014,  or 194%, in  professional  fees,  $288,743 in net unrealized  loss on  other  assets,  and a  decrease  of  $217,000,  or 19%,  in management fees (net of management fees waived).  Interest expense increased due to the accrual of a full year of interest  during fiscal year 2003 on additional borrowings of $6,955,000 from the Small Business  Administration  in fiscal year
2002.  Professional fees increased primarily due to increased legal expenses due to arbitration proceedings related to the sale of a former portfolio company and compliance  with new  Securities and Exchange  Commission  and NASDAQ  corporate governance  requirements.  Because these arbitration proceedings are expected to conclude  during the first half of fiscal year 2004, MACC expects legal expenses for fiscal year 2004 to be less than in fiscal year 2003. Net unrealized loss on other assets increased  $288,743 primarily due to the change in the other assets loss provision  which was recorded in fiscal year 2003.  Management fees (net of management fees waived) decreased due to MACC's investment advisor agreeing to a voluntary,  temporary  reduction  in  management  fees to reduce the expenses of
MACC.

                                       17

Net Investment Expense

     MACC had  investment  expense,  net in fiscal year 2003 of  $2,206,134,  an increase of 138% from investment  expense,  net of $926,634 in fiscal year 2002.
The  increase in  investment  expense,  net is the net result of the decrease in investment income and increase in operating expenses described above.

Realized Loss on Disposition of Investments

     MACC  recorded  a net  realized  loss  on  investments  in  fiscal  2003 of
$3,600,749,  as compared to a net  realized  loss of  $4,592,480  in fiscal year
2002.  The fiscal year 2003 net  realized  loss is the net result of $875,137 of realized gains from three  portfolio  companies and the recovery of $42,605 from one portfolio company investment which was written off in a prior period, offset by a realized loss of $236,785 from the sale of one portfolio company,  of which
$335,002 was previously recorded as unrealized depreciation, and realized losses of  $4,281,706  from  the  write-off  of  four  portfolio  companies,  of  which
$3,716,076 was previously recorded as unrealized  depreciation.  Management does not attempt to maintain a comparable  level of realized gains quarter to quarter but instead attempts to maximize total investment portfolio appreciation through realizing  gains in the disposition of securities and investing in new portfolio investments.

Changes in Unrealized Appreciation/Depreciation of Investments

     MACC had  unrealized  depreciation  of $278,560 at  September  30,  2003, a positive  change  of  $2,896,291,  or 91%,  from the  $3,174,851  of  unrealized depreciation  at September 30, 2002.  This resulted in a net loss on investments for fiscal year 2003 of $704,458,  as compared to a net loss on  investments  of
$3,459,833  for fiscal  year 2002.  The fiscal  year 2003  change in  unrealized appreciation/depreciation  is the net effect of increases in fair value of seven portfolio  companies  totaling  $2,820,241,  decreases in fair value of thirteen portfolio  companies  totaling  $3,673,462,  the  reversal  of  appreciation  of
$301,566 in one portfolio  investment  from the sale of warrants  resulting in a realized  gain,  the  reversal of  depreciation  of  $335,002  in one  portfolio investment from the sale of the investment resulting in a realized loss, and the reversal of  $3,716,076  of  depreciation  resulting  from the  write-off of the investment in four portfolio investments.

     Net  change  in   unrealized   appreciation/depreciation   on   investments
represents  the  change  for the period in the  unrealized  appreciation  net of
unrealized  depreciation  on  MACC's  total  investment  portfolio.   When  MACC
increases  the  fair  value  of a  portfolio  investment  above  its  cost,  the unrealized  appreciation for the portfolio as a whole  increases,  and when MACC decreases the fair value of a portfolio  investment  below its cost,  unrealized depreciation  for the  portfolio  as a  whole  increases.  When  MACC  sells  an appreciated  portfolio  investment for a gain,  unrealized  appreciation for the portfolio as a whole  decreases as the gain is  realized.  Similarly,  when MACC sells or writes off a depreciated  portfolio  investment for a loss,  unrealized depreciation for the portfolio as a whole decreases as the loss is realized.

Changes in Net Assets from Operations

     As a result of the items described  above,  MACC  experienced a decrease of
$2,910,592, or 19%, in net assets during fiscal year 2003, and the resulting net asset value per share was $5.47 at September  30, 2003,  as compared to $6.72 at
September 30, 2002.  Management attributes these disappointing results primarily to the negative effect that general economic  conditions during fiscal year 2003 had  on  MACC's  investment  income  and  the  valuation  of  certain  portfolio investments,  and the negative  effects  that  increased  professional  fees and interest expense had on MACC's operating expenses. Nevertheless, the majority of
MACC's forty  portfolio  companies  continued  to perform well at September  30,
2003.  MACC realized  gains on three  portfolio  companies  and seven  portfolio investments increased in value during fiscal year 2003.

     To mitigate the effects of the  economic  environment  on MACC's  operating performance during fiscal 2003, MACC's investment advisor  voluntarily agreed to reduce  the  amount of  management  fees  payable  by MACC from  January 1, 2003 through  February 29, 2004. In addition,  MACC reduced its projected  investment rate and projected borrowing rate in the revised fiscal 2003 budget.

                                       18

                       Fiscal 2002 Compared to Fiscal 2001

                                           For the years ended
                                              September 30,
                                     -----------------------------
                                           2002           2001              Change
                                     -----------------------------     -----------

Investment income                       $ 2,997,551      3,024,842         (27,291)

Operating expenses                       (3,825,185)    (3,239,105)        586,080

Income tax expense                          (99,000)       (70,000)         29,000
                                        ------------    -----------     -----------

Investment expense, net                    (926,634)      (284,263)       (642,371)
                                        ------------    -----------     -----------

Net realized (loss) gain on investments  (4,592,480)     2,488,350      (7,080,830)

Net change in unrealized appreciation/
        depreciation on investments       1,132,647    (8,477,187)      9,609,834
                                        ------------    -----------     -----------

Net loss on investments                  (3,459,833)    (5,988,837)      2,529,004
                                        ------------    -----------     -----------

Net change in net assets from         $  (4,386,467)    (6,273,100)      1,886,633
        operations                    ==============    ===========     ==========

Net asset value:

        Beginning of period           $        8.60          11.01
                                      =============     ==========
        End of period                 $        6.72           8.60
                                      =============     ==========

Investment Income

     During the fiscal year ended  September  30,  2002,  investment  income was
$2,997,551,  a  decrease  of 1% from  fiscal  year  2001  investment  income  of
$3,024,842.  The  decrease  during the 2002 fiscal year was the net result of an increase in interest income of $94,930,  or 5%, and decreases in dividend income and processing  fees of $134,182,  or 17%, and $885, or 1%,  respectively.  MACC attributed  the increase in interest  income  primarily to the $5,251,849 of new investments  made during fiscal year 2002 which were  structured as subordinated debentures,  partially  offset by the  effects  of  placing  the debt  portfolio securities issued by two portfolio companies on non-accrual status during fiscal year 2002, MACC's receipt of $2,102,621 in principal  payments on several of its debt portfolio  investments  and the write-off of three  portfolio  company debt security investments totaling $4,414,887. In most cases, MACC is subordinated to senior secured  financing and its ability to collect  interest is subject to the terms of the senior  financing  and  subordination  agreements.  The decrease in dividend  income  represents  dividends  received  on eight  existing  portfolio companies, seven of which are distributions from limited liability companies, as compared to dividends  received on ten  portfolio  companies  during fiscal year
2001.  Processing fees decreased only slightly due to four new portfolio company investments made in the current year, a restructuring  of an existing  portfolio company  investment  and two  follow-on  portfolio  investments  in  which  MACC received  processing fees at the losing,  compared to four new portfolio company investments and four follow-on  investments made in the prior year in which MACC received a processing fee at closing.

                                       19

Operating Expenses

     Total  operating  expenses of MACC  increased by 18% in fiscal year 2002 to
$3,825,185  from  $3,239,105  in fiscal  year 2001.  The  relative  increase  in operating  expenses  is  primarily  due to  increases  of  $277,113,  or 16%, in interest  expense,  $55,583,  or 5%, in management fees,  $235,742,  or 185%, in professional  fees,  and  $17,642,  or 6%, in other  operating  expenses.  These increases  were  generated from  additional  borrowings  from the Small Business
Administration,  increased assets under management, increased legal expenses due to arbitration proceedings related to the sale of a former portfolio company and compliance with new securities and exchange corporate  governance  requirements, increased  accounting  fees and a change in the  other  assets  loss  provision, respectively.

Investment Expense, Net

     MACC had  investment  expense,  net in  fiscal  year 2002 of  $926,634,  an increase  of 226% from an  investment  expense,  net of  $284,263  in 2001.  The increase  in  investment  expense,  net is the net  result  of the  decrease  in investment income and increase in operating expenses described above.

Realized (Loss) Gain on Disposition of Investments

     MACC  recorded a net realized  loss on  investments  in fiscal year 2002 of
$4,592,480,  as compared to a net  realized  gain of  $3,168,350  in fiscal year
2001.  The fiscal year 2002 net  realized  loss is the net result of $947,539 of realized gains from five portfolio  companies and realized  losses of $5,540,019 from the  write-off  of three  portfolio  companies,  of  which  $4,115,424  was previously recorded as unrealized  depreciation.  Management does not attempt to maintain a  comparable  level of realized  gains  quarter to quarter but instead attempts to maximize total investment  portfolio  appreciation through realizing
gains  in  the   disposition  of  securities  and  investing  in  new  portfolio investments.

Changes in Unrealized Appreciation/Depreciation of Investments

     MACC had  unrealized  depreciation  of  $3,174,851 at September 30, 2002, a positive  change  of  $1,132,647,  or 26%,  from the  $4,307,498  of  unrealized depreciation  at September 30, 2001.  This resulted in a net loss on investments for fiscal year 2002 of $3,459,833,  as compared to a net loss on investments of
$5,988,837  for fiscal  year 2001.  The fiscal  year 2002  change in  unrealized appreciation/depreciation is the net effect of increases in fair value of twelve portfolio  companies  totaling  $3,266,069,  decreases  in fair  value of eleven portfolio  companies  totaling  $5,608,130,  the  reversal  of  appreciation  of
$538,000 in one portfolio  investment in which the portfolio company was part of a recapitalization resulting in a realized gain, the reversal of appreciation of
$102,716 in one  portfolio  investment in which an  outstanding  cash escrow was received,  and the reversal of $4,115,424  of  depreciation  resulting  from the write-off of the investment in three portfolio investments.

                                   MARKET RISK

     MACC is exposed to market risk from changes in the market price of publicly traded  equity  securities  held  from  time to time  in the  MACC  consolidated investment  portfolio.  At June 30,  2004,  MACC held only one  publicly  traded equity security in its consolidated investment portfolio,  and the fair value of that  portfolio  investment  was not material.  Therefore,  a  hypothetical  10%
adverse change in quoted market price of that portfolio  investment would not be material.

     MACC is also exposed to market risk from changes in market  interest  rates that affect the fair value of MorAmerica Capital's debentures payable determined in  accordance  with  Statement  of  Financial  Accounting  Standards  No.  107,
Disclosures About Fair Value of Financial Instruments.  The estimated fair value of MorAmerica  Capital's  outstanding  debentures  payable at June 30, 2004, was
$30,341,000,  with a cost of  $27,940,000.  Fair value of  MorAmerica  Capital's outstanding  debentures  payable is calculated by discounting cash flows through estimated  maturity using the borrowing  rate currently  available to MorAmerica
Capital for debt of similar  original  maturity.  None of  MorAmerica  Capital's outstanding  debentures payable are publicly traded. Market risk is estimated as the potential increase in fair value resulting from a hypothetical 0.5% decrease in interest rates. Actual results may differ.

                                       20

                  _____________________________________________________

                                       June 30, 2004
                  ______________________________________________________

                  Fair Value of Debentures Payable           $30,341,000

                  Amount Above Cost                          $ 2,401,000

                  Additional Market Risk                     $   719,000
                  ______________________________________________________

                     TRADING AND NET ASSET VALUE INFORMATION

     The net  asset  value  per  share of  MACC's  outstanding  Common  Stock is determined  quarterly,  as soon as  practicable  after and as of the end of each calendar quarter, by dividing the value of total assets minus liabilities by the total number of shares  outstanding at the date as of which the determination is made.  Based on the  consolidated  balance sheet at June 30, 2004, the net asset value per share is $5.55 per share.

     In calculating the value of the total assets, securities that are traded in the over-the-counter market or on a stock exchange are valued in accordance with the current  valuation  policies of SBA. Under SBA regulations,  publicly traded equity securities are valued by taking the average of the close (or bid price in the case of  over-the-counter  equity securities) for the valuation date and the preceding two days. This policy differs from the  Commission's  guidelines which utilize only a one day price  measurement.  All future financial reports of MACC will note this difference in approaches to valuation.

     All other  investments are valued at fair value as determined in good faith by the Board of Directors.  The Board of Directors has determined that all other investments  are valued  initially  at cost,  but such  valuation  is subject to quarterly  adjustments  if the Board of Directors  determines in good faith that cost no longer  represents fair value.  The Board of Directors  values loans and non-convertible  debt securities for which there exists no public trading market at cost plus amortized original issue discount,  if any, at the time such assets are acquired and thereafter  unless adverse factors lead to a determination of a lesser value. In valuing  convertible debt securities and equity  securities for which there exists no public trading market,  the Board of Directors values such investments at cost at the time of  acquisition,  and quarterly  thereafter will determine  fair value on the basis of collateral,  the issuer's  ability to make payments, its earnings, prevailing interest rates and other pertinent factors.

     A substantial  portion of MACC's assets  consists of securities  carried at fair values determined by the Board of Directors.  MACC's independent registered public  accounting firm may review and express an opinion on the  reasonableness of the  procedures  applied by the Directors in valuing such  securities and the appropriateness  of the underlying  documentation.  Their opinion also indicates that because of the inherent  uncertainty of valuation,  those estimated  values may differ  significantly  from the values that would have been used had a ready market for the securities existed.

     Shares of MACC's  Common  Stock are  traded on the Nasdaq  SmallCap  Market under the symbol  "MACC".  The  following  table  sets  forth,  for the  periods indicated,  high and low bid prices as quoted on Nasdaq, the net asset value per share at the end of each quarter and the premium  (discount)  to net asset value at the end of each quarter.  The Nasdaq bid quotations  represent prices between dealers,  do not include retail markups,  markdowns or commissions,  and may not represent actual transactions.

                                       21

                                                           NET ASSET VALUE            BID PRICE PREMIUM
                                                          PER SHARE AT END              (DISCOUNT) TO
YEAR AND QUARTER                   BID PRICE                     OF                    NET ASSET VALUE
                             HIGH            LOW              QUARTER                 HIGH          LOW

Current Fiscal Year

         3 Q                 3.78            3.03               5.55                 (35.9%)     (39.1%)

         2 Q                 3.80            2.66               5.70                 (33.3%)     (53.3%)

         1 Q                 3.35            2.46               5.31                 (36.9%)     (53.7%)

Fiscal Year Ended Sept. 30, 2003

         4 Q                 3.13            2.43               5.47                 (42.8%)     (55.6%)

         3 Q                 3.40            2.20               4.98                 (31.7%)     (55.8%)

         2 Q                 3.18            2.05               6.19                 (48.6%)     (66.9%)

         1 Q                 4.04            2.75               6.74                 (40.1%)     (59.2%)

Fiscal Year Ended Sept. 30, 2002

         4 Q                 4.00            3.25               6.72                 (40.5%)     (51.6%)

         3 Q                 4.58            3.76               8.12                 (43.6%)     (53.7%)

         2 Q                 6.40            4.56               7.96                 (19.6%)     (42.7%)

         1 Q                 8.75            5.55               8.33                   5.1%      (33.4%)

     The net asset value per share at September 30, 2001, September 30, 2002 and
September  30,  2003 were  $8.60,  $6.72 and $5.47,  respectively,  and the last reported bid price per share on the Nasdaq  SmallCap  Market on _________,  2004 was $_____.

     As of ___________________, there were approximately 2,209 record holders of
Common Stock.

                    DIVIDENDS AND DIVIDEND REINVESTMENT PLAN

     MACC does not currently  pay  dividends or any other form of  distribution.
MACC does not currently have any type of dividend reinvestment plan.

                                  RISK FACTORS

AN   INVESTMENT   IN  MACC  IS  SUBJECT  TO  A  NUMBER  OF  RISKS  AND   SPECIAL
CONSIDERATIONS, INCLUDING THE FOLLOWING:

                                       22

Higher Risk Investments

     MACC is designed for long-term investors. Investors should not rely on MACC for their short-term financial needs. The value of the higher risk securities in which MACC invests will be affected by:

     •    general economic conditions

     •    the securities market

     •    the markets for public offerings and corporate acquisitions

     •    specific industry conditions

     •    the management of the individual issuer

     Additionally, MACC may not achieve its investment objectives.

Dilution

     You may  experience an immediate  dilution of the aggregate net asset value of  your  Shares  if you do not  fully  exercise  your  Rights  pursuant  to the
Offering.  This is because the Subscription  Price per Share will likely be less than MACC's net asset value per Share on the Expiration  Date, and the number of
Shares  outstanding  after  the  Offering  is likely  to  increase  in a greater percentage than the increase in the size of MACC's assets.  In addition,  if you do not fully  exercise  your  Rights you  should  expect  that you will,  at the completion of the  Offering,  own a smaller  proportional  interest in MACC than would otherwise be the case.  Although it is not possible to state precisely the amount of any such decrease in net asset value,  because it is not known at this time what the net asset value per share will be at the  Expiration  Date or what proportion of the Shares will be subscribed, such dilution could be significant.
For  example,   assuming   that  all  Rights  are  exercised  at  the  Estimated
Subscription  Price of $_______,  expenses  associated  with the  Offering  were
$________,  and MACC's net asset value otherwise remained  constant,  MACC's net asset  value per Share on such date would be reduced by  approximately  $_______
per Share (or ___%).  Your ability to transfer your Rights allows you to receive cash for such Rights should you choose not to exercise them.  However, it is not certain that a market for the Rights will develop, and no assurance can be given as to the value, if any, that such Rights will have.

Investments in Private Companies

     As a BDC,  MACC  invests  a  large  portion  of its  assets  in  restricted securities issued by small,  private  companies,  some of which have operated at losses or have experienced substantial  fluctuations in operating results. There is generally little or no publicly  available  information  about such companies and MACC must rely on the  diligence  of its  investment  advisor  to obtain the information necessary for MACC's decision to invest in these companies. In order to maintain its status as a BDC, MACC must have at least 50 percent of its total assets invested in these types of portfolio companies,  as described in Sections
55(a)(1) through 55(a)(3) of the 1940 Act. Typically,  such companies depend for their  success on the  management  talents  and efforts of one person or a small group of persons, so that the death, disability or resignation of such person or persons  could  have a  materially  adverse  impact on them.  Moreover,  smaller companies  frequently have narrower product lines and smaller market shares than larger companies and, therefore,  may be more vulnerable to competitors' actions and market conditions, as well as general economic downturns. Such companies may face intense  competition,  including  competition  from  companies with greater financial  resources,  more extensive  research and development,  manufacturing, marketing and service capabilities,  and a larger number of qualified managerial and technical  personnel.  Because these  companies  will  generally have highly leveraged  capital  structures,  reduced  cash flow  resulting  from an  adverse business development,  shift in customer preferences, or an economic downturn or the  inability to complete a public  offering or other  financing  may adversely affect the return on, or the recovery of, MACC's investment in them.  Investment in such  companies  therefore  involves a high degree of business and  financial risk,  which can  result  in

                                       23

substantial losses and, accordingly, should be considered highly speculative. No assurance  can be given  that  some of  MACC's  investments  will not  result in substantial or complete losses.

Long-Term Character of Portfolio Investments

     MACC's  investments  yield a current  return for most of their  lives,  but generally  only produce a capital  gain,  if any,  from an  accompanying  equity feature  only after five to eight  years.  Both the current  yield and a capital gain must be achieved  on most  investments  in order to meet MACC's  investment goals.  There can be no assurance  that either a current  return or capital gain will actually be achieved on MACC's investments.

Restricted Securities and Illiquidity

     Most of the  investments  of MACC consist of securities  acquired  directly from  their  issuers  in  private  transactions.  They are  usually  subject  to restrictions  on  resale  and  are  generally  illiquid.  Usually  there  is  no established trading market for such securities into which they could be sold. In addition, most of the securities are not eligible for sale to the public without registration  under the  Securities  Act, which would involve delay and expense.
Restricted  securities  generally sell at a price lower than similar  securities that are not subject to restrictions on sale.

Market Price Disparities

     Shares of closed-end  investment  companies like MACC frequently trade at a discount  from net asset value and MACC's shares have  historically  traded at a discount from net asset value. At September 30, 2003, and June 30, 2004,  MACC's shares  traded  at a  42.8%  and  35.9%  discount  to  their  net  asset  value, respectively.  This characteristic of shares of closed-end  investment companies is  separate  and  distinct  from the risk that MACC's per share net asset value will decline. In addition,  MACC differs from similar venture capital closed-end funds in several respects.

  •  First,  many  closed-end  funds  generally are structured to produce annual dividends to shareholders.  MACC, however, does not presently pay dividends but, rather, retains all income after taxes and expenses to fund additional investments and thus create capital appreciation.  The return to holders of the  Shares is thus  anticipated  to be  long-term  and  capital in nature.
     MACC's Board will, however, consider payment of dividends in the future and reserves the right to do so without shareholder approval.

  •  Second,  most  similar  closed-end  funds  have  elected  pass-through  tax treatment so that no taxes are incurred at the corporate level. As noted in
     "RISK  FACTORS  -  Loss  of  Pass-Through  Tax  Treatment,"  it  may  be  a
     considerable  period  of time  before  MACC  converts  to this  mode of tax operation.  It is likely that a change to pass-through  tax treatment would be made in conjunction with a decision to pay dividends to shareholders.

  •  Third, due to several factors, including the small size of MACC relative to fixed expenses, and the fact that much of the income of MACC arises through capital gains rather than ordinary income,  on a consolidated  basis,  MACC has had operating  expenses in excess of investment  income for four of the last five years.  Many  similar  funds are  structured  to earn  sufficient current income to achieve operating income  (investment income in excess of operating expenses) each year. MACC's goals are to increase the size of its asset base  relative  to fixed  expenses,  among other  things  though this
     Offering,  and to continue to increase  the number and size of  investments yielding current income.

Portfolio Valuation

     Pursuant to the requirements of the 1940 Act,  substantially  all of MACC's portfolio  investments are recorded at fair value as determined in good faith by our  Board of  Directors  on a  quarterly  basis,  and,  as a  result,  there is uncertainty  regarding the value of MACC's  portfolio  investments.  At June 30,
2004,  approximately 79% of MACC's total assets represented investments recorded at fair value.  Since there is typically no readily  ascertainable  market value for the investments in MACC's  portfolio,  our Board of Directors  determines in good faith the fair value of these  investments  pursuant to a valuation  policy and a consistently applied valuation process.

                                       24

     There is no single standard for determining  fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific
facts  and  circumstances  of  each  portfolio   investment  while  employing  a
consistently  applied valuation process for the types of investments MACC makes.
Unlike banks, MACC is not permitted to provide a general reserve for anticipated loan losses; MACC is instead required by the 1940 Act to specifically value each individual investment and record unrealized  depreciation for an investment that
MACC believes has become impaired, including where collection of a debt security or  realization  of an equity  security is  doubtful.  Conversely,  MACC records unrealized  appreciation if MACC has an indication that the underlying portfolio company  has  appreciated  in  value  and,  therefore,  our  security  has  also appreciated in value, where appropriate.  Without a readily ascertainable market value and because of the inherent  uncertainty  of valuation,  fair value of our investments  determined  in good  faith by the  Board of  Directors  may  differ significantly  from the  values  that  would  have been used had a ready  market existed for the investments, and the differences could be material.

     We adjust  quarterly the valuation of our portfolio to reflect the Board of
Directors'  determination of the fair value of each investment in our portfolio.
Any changes in fair value are recorded in our  statement of  operations  as "Net unrealized gains (losses)."

Competition

     A large  number  of  entities  and  individuals  compete  for the  kinds of investments  made by MACC. Many of these entities and  individuals  have greater financial  resources  than the combined  resources of MACC.  As a result of this competition,  MACC may,  from time to time,  be  precluded  from  entering  into attractive  transactions  on terms  considered by the  Investment  Adviser to be prudent in light of the risks to be assumed.

Loss of Pass-Through Tax Treatment

     Currently, MACC is a taxable entity (a "C corporation") in order to utilize net operating loss carryforwards generated from a predecessor company as well as
MACC operating  losses. In the future MACC may elect to qualify for pass-through tax  treatment  contained in  Subchapter  M of the Code.  Subchapter M treatment essentially  means that certain  income is taxed at the  shareholder  level only with no tax at the corporate level,  although MACC may be subject to a corporate level tax on certain  built-in  gains in  existence at the time MACC would first become  subject to Subchapter M. It is possible  that,  for a number of reasons,
MACC may be unable to meet Subchapter M requirements,  or that it may also cease to qualify for  pass-through  treatment,  or be subject to a four percent excise tax, if it fails to make certain distributions.  Under the 1940 Act, MACC is not permitted to make  distributions  to shareholders  unless it meets certain asset coverage  requirements  with  respect to money  borrowed  and senior  securities issued.  See  "DESCRIPTION OF MACC," and  "INVESTMENT  OBJECTIVES AND POLICIES."
Non-availability of pass-through tax treatment may potentially have a materially adverse  effect on the total return,  if any,  obtainable  from an investment in
MACC's shares, once net operating loss carryforwards are no longer available and the Subchapter M election has become advantageous.

Dependence on Management

     MACC is  wholly  dependent  for the  selection,  structuring,  closing  and monitoring of its  investments on the diligence and skill of its officers and of the Investment  Adviser and the Subadviser,  subject to supervision by the Board of Directors.  However,  the advisory agreements with the Investment Adviser are short-term in nature and are subject to  cancellation  on 60 days'  notice.  The management of the Investment  Adviser and Subadviser believe that performance is
attributable   largely  to  the  abilities  and   experiences   of  certain  key
individuals.  The loss to the  Investment  Adviser  or the  Subadviser  of these individuals  could have a material  adverse  effect on MACC's  performance.  See
"MANAGEMENT."

Leverage

     MACC may  borrow  funds from and issue  senior  debt  securities  to banks, insurance  companies or other lenders up to the limit permitted by the 1940 Act.
Currently,  MACC has an  outstanding  line of credit from a related  party.  See
"DESCRIPTION OF COMMON STOCK--Convertible Debt." In addition, through MorAmerica
Capital,  MACC has borrowed  and may  continue to borrow funds  through the SBIC programs  established  by the

                                       25

SBA. See "DESCRIPTION OF MACC." Such borrowings cause MACC to be leveraged. When such borrowings are incurred,  the lenders of these funds will have fixed dollar claims on MACC's assets superior to the claims of MACC's shareholders. Decreases in the value of the  investments  below their  value at the time of  acquisition would cause  MACC's net asset value to decline more sharply than it would if the funds had not been borrowed.  Any decrease in the rate of income would cause net income to decline more sharply than it would had the funds not been borrowed and invested.  Leverage  is  thus  generally  considered  a  speculative  investment technique.  Conversely,  however,  the ability of MACC to achieve its investment objectives  may depend in part on its ability to acquire  leverage on  favorable terms by borrowing  through the SBA, banks or insurance  companies and there can be no  assurance  that  such  leverage  can in  fact  be  acquired.  Changes  in legislation  applicable to or  Congressional  funding for the SBA, or changes in the SBA regulations,  may have an adverse impact on the future ability of either
MACC or MorAmerica Capital to acquire such leverage.

     MACC,  on  a  consolidated   basis  through  its  wholly-owned   subsidiary
MorAmerica  Capital,  had  outstanding  $27,940,000 in  subordinated  debentures issued to various  parties and  guaranteed by the SBA on September 30, 2003. The following describes the maturities and interest rates of these debentures:

----------------------- ------------------------ ---------------------------
    Due Year Ending         Principal Amount         Fixed Interest Rate
     September 30
----------------------- ------------------------ ---------------------------
         2005                  $2,150,000                   3.13%
----------------------- ------------------------ ---------------------------
         2007                  $1,000,000                   7.55%
----------------------- ------------------------ ---------------------------
         2009                  $2,500,000                   7.83%
----------------------- ------------------------ ---------------------------
         2010                  $9,000,000                   8.48%
----------------------- ------------------------ ---------------------------
         2011                  $5,835,000                   6.89%
----------------------- ------------------------ ---------------------------
         2012                  $7,455,000                   7.03%
----------------------- ------------------------ ---------------------------

----------------------- ------------------------ ---------------------------
Total                         $27,940,000
----------------------------------------------------------------------------

     The annual  return that must be generated  on MACC's  portfolio in order to cover annual interest payments is 5.22 percent.  The following table is provided
to  assist   shareholders  in  understanding   the  effects  of  leverage.   The
calculations  are based upon the actual interest  expense incurred on MorAmerica
Capital's subordinated  debentures set out above and MACC's pro forma net assets as of September 30, 2003 as described elsewhere in this Prospectus.  The figures provided are  hypothetical  and actual returns may be greater or less than those appearing in the table.

--------------------- ----------- ------------ ------------ --------- ----------
Assumed
Return on Portfolio
(Net of Expenses)            -10%          -5%           0%        5%        10%
--------------------- ----------- ------------ ------------ --------- ----------
--------------------- ----------- ------------ ------------ --------- ----------
Corresponding
Return to Common
Stockholder              (43.51%)     (28.93%)     (14.34%)     0.24%     14.82%
--------------------- ----------- ------------ ------------ --------- ----------

Management Fee

     Since Atlas's management fee is based on a percentage of MACC's net assets, increasing  MACC's net assets  through the  Offering  will  increase  the dollar amount of the management fees paid to Atlas.

Possible Need for Follow-On Investments in Portfolio Companies

     Following its initial investment,  MACC may make additional debt and equity investments  in  portfolio  companies  ("follow-on  investments")  in  order  to
increase  its  investment  in  a  successful   portfolio  company,  to  exercise
securities  that were  acquired in the original  financing,  to preserve  MACC's proportionate  ownership  when a  subsequent  financing is planned or to protect
MACC's initial  investment when such portfolio  company's  performance  does not meet expectations.  The failure or inability to make such follow-on  investments may, in certain circumstances, jeopardize the continued viability of a portfolio company and MACC's initial investment in that company.

                                       26

Lack of Diversification

     MACC is classified as a "non-diversified" investment company under the 1940
Act,  which means MACC is not limited by the 1940 Act in the  proportion  of its assets that may be invested in the securities of a single issuer.  To the extent
MACC takes  large  positions  in the  securities  of a small  number of issuers,
MACC's net asset  value and the market  price of its Shares may  fluctuate  as a result of changes in the financial condition of such issuers to a greater extent than that of a diversified investment company.

                                  THE OFFERING

Purpose of the Offering

     The  Board  of  Directors  of MACC  has  determined  that it is in the best interests of MACC and its  shareholders  to increase  the number of  outstanding
Shares in order to provide working  capital for holding company  expenses and to increase the assets of MACC  available  for  investment  (primarily  through its subsidiary,  MorAmerica Capital). In reaching its decision, the Board noted that more  investment  opportunities  for MACC may  exist in the  future.  The  Board concluded  that an  increase  in the  assets of MACC would  permit  MACC to take advantage of these additional investment  opportunities,  consistent with MACC's investment objectives,  while retaining investments believed to be attractive in
MACC's  portfolio.  The Board  believes  that the Offering  would permit MACC to accomplish these objectives, while allowing existing shareholders an opportunity to purchase  additional  Shares at a price below market value  without  paying a
brokerage  commission.   The  Board  also  believes  that  a  larger  number  of
outstanding  Shares and a larger number of shareholders could increase the level of market interest in MACC and the liquidity of Shares.

     The Board  considered  that the  Offering  would have a dilutive  effect on nonparticipating  shareholders and on shareholders who do not fully  participate in the Offering.  The Board also  considered the effect that the issuance of the
Shares  would  have on the net  asset  value of  MACC.  Nonetheless,  the  Board believes  that the  dilutive  effect  will be  mitigated  because the Rights are transferable,  which will afford  shareholders  who do not exercise all of their
Rights the  potential  of  receiving a cash  payment  upon sale of such  Rights.
Additionally,  nonparticipating  shareholders  would  derive a benefit  from the
Offering if it enables MACC to invest additional amounts that earn a return that exceeds the dilution.  Additionally,  the Board concluded that increasing MACC's total  assets  would  reduce  expenses  per share due to the  spreading of fixed expenses over a larger asset base.

     MACC's directors have voted unanimously to authorize the Offering. Three of
MACC's  directors  who voted to authorize the Offering are  affiliated  with the
Adviser and,  therefore,  could benefit indirectly from the Offering.  The other six  directors  are not  "interested  persons" of MACC within the meaning of the
1940 Act.

     MACC may, in the future and at its  discretion,  choose to make  additional rights offerings from time to time for a number of Shares and on terms which may or may not be similar to this Offering.  Any such future rights offering will be made in accordance with the 1940 Act.

Terms of the Offering

     MACC is  issuing  Rights to its  Record  Date  Shareholders  entitling  the holders  thereof to subscribe  for an aggregate of 768,654  Shares.  Record Date
Shareholders,  where the context requires, shall include beneficial owners whose
Shares are held of record by Cede & Co.  ("Cede"),  nominee  for The  Depository
Trust Company  ("DTC"),  or by any other  depository or nominee.  In the case of
Shares held of record by Cede or any other  depository  or  nominee,  beneficial owners for whom Cede or any other  depository or nominee is the holder of record will be deemed to be the  holders of the Rights  that are issued to Cede or such other  depository or nominee on their behalf.  Each Record Date Shareholder will receive one Right for each three Shares  beneficially  owned on the Record Date, and the Rights entitle Record Date  Shareholders  and holders of Rights acquired during the period from the  commencement  date of the Offering to the Expiration
Date (the  "Subscription  Period") to acquire one Share for each Right held.  No fractional  Shares will be issued.  In addition,  the Rights entitle each holder thereof to  subscribe,  pursuant  to the  Over-Subscription  Privilege,  for any
Shares not  acquired by exercise of Rights in the Primary  Subscription.  Rights holders will have no right to rescind a purchase  after the  Subscription  Agent has

                                       27

received the  Subscription  Certificate  or Notice of Guaranteed  Delivery.  All
Rights may be exercised until the Expiration Date. (Record Date Shareholders and
Rights  holders  purchasing  Shares are  hereinafter  referred to as "Exercising
Rights Holders" ). No fractional Rights will be issued.

     Shares not subscribed for in the Primary  Subscription will be offered,  by means of the Over-Subscription  Privilege, to those Record Date Shareholders and
Rights  holders  who  have  exercised  all  Rights  held by them and who wish to acquire more than the number of Shares they are entitled to purchase pursuant to the exercise of their Rights.  Shares acquired pursuant to the Over-Subscription
Privilege  are  subject  to  allotment,  as more  fully  discussed  below  under
"Over-Subscription Privilege." For purposes of determining the maximum number of
Shares a shareholder may acquire pursuant to the Offering,  beneficial owners of
Shares  whose  Shares are held of record by Cede,  as nominee for DTC, or by any other  depository or nominee will be deemed to be the holders of the Rights that are issued to Cede or such other depository or nominee on their behalf.

     There is no minimum  number of Rights  which must be exercised in order for the Offering to close.

     The number of Rights  issued to a  shareholder  on the Record  Date will be rounded  up to the  nearest  number of  Rights.  In the case of shares of common stock held of record by a Nominee (e.g.,  Cede, as nominee for DTC, or any other depository  or  nominee),  the number of Rights  issued to the  Nominee  will be adjusted to permit  rounding up (to the nearest  number of Rights) of the Rights to be received by beneficial owners for whom the Nominee is the holder of record only if the  Nominee  provides  to MACC on or before  the close of  business  on
_____________,  2004 a written  representation  of the number of Rights required for such rounding.

Over-Subscription Privilege

     Shares not subscribed for in the Primary Subscription (the "Excess Shares")
will  be  offered,  by  means  of  the  Over-Subscription  Privilege,  to  those
Exercising Rights Holders who have exercised all exercisable Rights held by them and who wish to acquire more than the number of Shares for which the Rights held by them are  exercisable.  Exercising  Rights  Holders  should  indicate  on the
Subscription Certificate,  which they submit with respect to the exercise of the
Rights held by them, how many Excess Shares they are willing to acquire pursuant to the  Over-Subscription  Privilege.  If sufficient  Excess Shares remain,  all over-subscription requests by Exercising Rights Holders will be honored in full.
If requests for Shares pursuant to the  Over-Subscription  Privilege  exceed the
Excess Shares available,  the available Excess Shares will be allocated pro rata among Exercising Rights Holders who oversubscribe  based on the number of Rights held by such Exercising Rights Holders.

MACC WILL NOT OFFER OR SELL IN CONNECTION  WITH THE OFFERING ANY SHARES THAT ARE
NOT SUBSCRIBED FOR PURSUANT TO THE PRIMARY SUBSCRIPTION OR THE OVER-SUBSCRIPTION
PRIVILEGE.

Subscription Price

     The Subscription Price for each Share to be issued pursuant to the Offering will be 95% of the  volume-weighted  average of the last  reported bid price per
Share  on the  Nasdaq  SmallCap  Market  on the  Expiration  Date  and the  four preceding business days.

     Exercising  Rights Holders will not know the actual  Subscription  Price at the time of exercise and will be required initially to pay for the Shares at the
Estimated Subscription Price of $______ per Share based on the last reported bid price of MACC's  Common  Stock on  __________________.  The actual  Subscription
Price may be more than the Estimated Subscription Price.

     The net asset value per share at September 30, 2001, September 30, 2002 and
September  30,  2003 were  $8.60,  $6.72 and $5.47,  respectively,  and the last reported  bid price of a share on the Nasdaq  SmallCap  Market on  ____________,
2004 was $______.

                                       28

Expiration of the Offering

     The  Offering  and the Rights will expire on the  Expiration  Date,  unless extended  by MACC.  MACC may make one or more  extensions  of the  Offering,  as discussed  below.  Any extension of the Offering will be followed as promptly as practicable by announcement  thereof.  Such announcement will be issued no later than 9:00 a.m.,  Eastern time, on the next business day following the previously scheduled  Expiration Date. Without limiting the manner in which MACC may choose to make such announcement, MACC will not, unless otherwise required by law, have
any  obligation  to  publish,   advertise  or  otherwise  communicate  any  such
announcement  other than by making a release  to the Dow Jones  News  Service or such other means of announcement as MACC deems appropriate.

Subscription Agent

     The  Subscription  Agent will receive for its  administrative,  processing, invoicing and other services as Subscription  Agent fees and expenses  estimated to be approximately $_______.  Questions regarding the Subscription Forms should be directed to the Information Agent at ____________,  (toll free); shareholders may also consult their brokers or nominees. Completed Subscription Forms must be sent,  together with proper payment of the Estimated  Subscription Price for all
Shares  subscribed  for in the Primary  Subscription  and the  Over-Subscription
Privilege,  to the  Subscription  Agent by one of the methods  described  below.
Alternatively, Notices of Guaranteed Delivery may be sent by brokerage firms and custodian  banks and trust companies  exercising  Rights on behalf of Exercising
Rights  Holders  whose  Shares are held by such  institutions  by  facsimile  to
_________________  to be received by the Subscription  Agent prior to 5:00 p.m.,
Eastern  time,  on the  Expiration  Date.  Facsimiles  should  be  confirmed  by telephone  at  ______________.  MACC will accept  only  properly  completed  and executed  Subscription  Certificates  actually  received at any of the addresses listed below, prior to 5:00 p.m., Eastern time, on the Expiration Date or by the close of business on the third business day after the Expiration  Date following timely receipt of a Notice of Guaranteed Delivery.

     (1)  BY FIRST CLASS MAIL:
          MACC Private Equities Inc.

     (2)  BY OVERNIGHT COURIER:
          MACC Private Equities Inc.

     (3)  BY HAND:

     DELIVERY TO AN ADDRESS  OTHER THAN ONE OF THE  ADDRESSES  LISTED ABOVE WILL
NOT CONSTITUTE VALID DELIVERY.

Method for Exercising Rights

     Rights are evidenced by Subscription Certificates that, except as described below under "Foreign Shareholders," will be mailed promptly following the Record
Date to Record  Date  Shareholders  or, if a  shareholder's  Shares  are held by
_______ or any other depository or nominee on their behalf, to _________ or such depository  or nominee.  Rights may be exercised by  completing  and signing the
Subscription  Certificate that accompanies this Prospectus and mailing it in the envelope provided, or otherwise delivering the completed and signed Subscription
Certificate  to the  Subscription  Agent,  together with payment in full for the
Shares to be purchased at the  Estimated  Subscription  Price by the  Expiration
Date.  Rights may also be exercised  by  contacting  your broker,  bank or trust company which can arrange,  on your behalf, to guarantee delivery of payment and delivery of a properly completed and executed Subscription  Certificate pursuant to a Notice  of  Guaranteed  Delivery  by the  close of  business  on the  third business day after the Expiration Date. A fee may be charged by the broker,

                                       29

bank or trust company for this service. Completed Subscription Certificates must be received by the Subscription  Agent prior to 5:00 p.m.,  Eastern time, on the
Expiration  Date at one of the addresses set forth above (unless the  guaranteed delivery  procedures  are complied  with as described  below under  "Payment for
Shares").  Exercising  Rights  Holders  will  have no  right  to  rescind  their subscriptions  after  receipt of their  payment  for Shares by the  Subscription
Agent.

Shareholders Who Are Record Owners

     Shareholders  who are  record  owners  can choose  between  two  options to exercise their Rights as described  below under "Payment for Shares." If time is of the essence, option (2) under "Payment for Shares" below will permit delivery of the Subscription  Certificate and payment after the Expiration Date, provided that a Notice  of  Guaranteed  Delivery  from a  financial  institution  meeting certain  requirements has been received by the Subscription  Agent prior to 5:00
p.m., Eastern time, on the Expiration Date, as described below.

Shareholders Whose Shares Are Held by a Nominee

     Shareholders whose Shares are held by a nominee,  such as a bank, broker or trustee,  must contact that nominee to exercise their Rights.  In such case, the nominee will complete the Subscription  Certificate on behalf of the shareholder and  arrange  for proper  payment by one of the  methods  described  below under
"Payment for Shares."

Nominees

     Nominees  who hold  Shares  for the  account  of others  should  notify the beneficial  owners  of such  Shares  as  soon  as  possible  to  ascertain  such beneficial  owners'  intentions and to obtain  instructions  with respect to the
Rights.  If the beneficial  owner so instructs,  the nominee should complete the
Subscription Certificate and submit it to the Subscription Agent with the proper payment as described below under "Payment for Shares."

Payment for Shares

     Shareholders who wish to acquire Shares pursuant to the Offering may choose between the following methods of payment:

     1.   An  Exercising  Rights  Holder may send the  Subscription  Certificate together with payment (based on Estimated  Subscription Price) for the
          Shares  subscribed for in the Primary  Subscription and any additional
          Shares subscribed for pursuant to the  Over-Subscription  Privilege to the Subscription  Agent. A subscription will be accepted when payment,
          together  with  a  properly   completed   and  executed   Subscription
          Certificate,  is received by the Subscription Agent's office at one of the addresses  set forth above no later than 5:00 p.m.,  Eastern time, on the Expiration Date. The Subscription Agent will deposit all checks and money  orders  received  by it for the  purchase  of Shares into a segregated  interest-bearing  account  (the  interest  from which will accrue to the benefit of MACC) pending  proration and  distribution of
          Shares.  A PAYMENT  PURSUANT TO THIS METHOD MUST BE IN U.S. DOLLARS BY
          MONEY ORDER OR CHECK  DRAWN ON A BANK OR BRANCH  LOCATED IN THE UNITED
          STATES,  MUST BE  PAYABLE  TO MACC  PRIVATE  EQUITIES  INC.  AND  MUST
          ACCOMPANY A PROPERLY COMPLETED AND EXECUTED  SUBSCRIPTION  CERTIFICATE
          FOR SUCH  SUBSCRIPTION  CERTIFICATE  TO BE ACCEPTED.  EXERCISE BY THIS
          METHOD IS SUBJECT TO ACTUAL COLLECTION OF CHECKS BY 5:00 P.M., EASTERN
          TIME, ON THE EXPIRATION DATE. BECAUSE UNCERTIFIED  PERSONAL CHECKS MAY
          TAKE AT LEAST FIVE BUSINESS DAYS TO CLEAR,  SHAREHOLDERS  ARE STRONGLY
          URGED TO PAY,  OR ARRANGE  FOR  PAYMENT,  BY MEANS OF A  CERTIFIED  OR
          CASHIER'S CHECK OR MONEY ORDER.

     2.   Alternatively,  an Exercising Rights Holder may acquire Shares,  and a subscription  will be accepted by the Subscription  Agent if, prior to
          5:00 p.m.,  Eastern time, on the  Expiration  Date,  the  Subscription
          Agent  has  received  a Notice of  Guaranteed  Delivery  by  facsimile
          (telecopy) or

                                       30

          otherwise  FROM  A  FINANCIAL  INSTITUTION  THAT  IS A  MEMBER  OF THE
          SECURITIES  TRANSFER  AGENTS  MEDALLION  PROGRAM,  THE STOCK  EXCHANGE
          MEDALLION PROGRAM OR THE NEW YORK STOCK EXCHANGE  MEDALLION  SIGNATURE
          PROGRAM  guaranteeing   delivery  of  (i)  payment  of  the  Estimated
          Subscription  Price  for  the  Shares  subscribed  for in the  Primary
          Subscription and any additional  Shares subscribed for pursuant to the
          Over-Subscription  Privilege,  (ii) payment in full of any  additional amount  required  to be paid if the  actual  Subscription  Price is in excess of the  Estimated  Subscription  Price,  and  (iii) a  properly completed  and executed  Subscription  Certificate.  The  Subscription
          Agent will not honor a Notice of Guaranteed Delivery unless a properly completed and executed  Subscription  Certificate and full payment for the Shares based on the  Estimated  Subscription  Price is received by the Subscription  Agent by the close of business on the third business day after the Expiration Date.

On a date  within  eight  business  days  following  the  Expiration  Date  (the
"Confirmation Date"), the Subscription Agent will send to each Exercising Rights
Holder (or, if Shares are held by Cede or any other  depository  or nominee,  to
Cede or such other depository or nominee) a confirmation  showing (i) the number of Shares  purchased  pursuant to the Primary  Subscription,  (ii) the number of
Shares, if any, acquired pursuant to the Over-Subscription  Privilege, (iii) any excess to be refunded by MACC to such  Exercising  Rights  Holder as a result of payment  for  Shares  pursuant  to the  Over-Subscription  Privilege  which  the
Exercising  Rights  Holder  is not  acquiring,  and (iv) any  additional  amount payable by such Exercising Rights Holder to MACC or any excess to be refunded by
MACC to such  Exercising  Rights  Holder,  in each  case,  based  on the  actual
Subscription  Price as determined on the Expiration Date. Any additional payment required from  Exercising  Rights  Holders must be received by the  Subscription
Agent within seven business days after the Confirmation Date. Any excess payment to be  refunded  by MACC to an  Exercising  Rights  Holder will be mailed by the
Subscription  Agent as promptly as  practicable.  All payments by an  Exercising
Rights Holder must be in U.S. dollars by money order or check drawn on a bank or branch located in the United States and payable to MACC PRIVATE EQUITIES, INC.

     WHICHEVER  OF THE TWO  METHODS  DESCRIBED  ABOVE IS USED,  ISSUANCE  OF THE
SHARES  PURCHASED IS SUBJECT TO  COLLECTION OF CHECKS AND ACTUAL  PAYMENT.  IF A
HOLDER OF RIGHTS WHO SUBSCRIBES FOR SHARES PURSUANT TO THE PRIMARY  SUBSCRIPTION
OR  OVER-SUBSCRIPTION  PRIVILEGE DOES NOT MAKE PAYMENT OF ANY AMOUNTS DUE BY THE
TENTH BUSINESS DAY AFTER THE CONFIRMATION  DATE, THE SUBSCRIPTION AGENT RESERVES
THE RIGHT TO TAKE ANY OR ALL OF THE FOLLOWING ACTIONS: (i) FIND OTHER EXERCISING
RIGHTS HOLDERS TO PURCHASE SUCH  SUBSCRIBED  AND UNPAID  SHARES;  (ii) APPLY ANY
PAYMENT ACTUALLY RECEIVED BY IT TOWARD THE PURCHASE OF THE GREATEST WHOLE NUMBER
OF SHARES  WHICH COULD BE  ACQUIRED BY SUCH HOLDER UPON  EXERCISE OF THE PRIMARY
SUBSCRIPTION AND/OR OVER-SUBSCRIPTION  PRIVILEGE;  AND/OR (iii) EXERCISE ANY AND
ALL OTHER  RIGHTS OR  REMEDIES TO WHICH IT MAY BE  ENTITLED  INCLUDING,  WITHOUT
LIMITATION,  THE RIGHT TO SET OFF AGAINST PAYMENTS  ACTUALLY RECEIVED BY IT WITH
RESPECT TO SUCH SUBSCRIBED SHARES.

     THE METHOD OF  DELIVERY  OF  SUBSCRIPTION  CERTIFICATES  AND PAYMENT OF THE
SUBSCRIPTION  PRICE TO MACC WILL BE AT THE ELECTION  AND RISK OF THE  EXERCISING
RIGHTS HOLDERS, BUT IF SENT BY MAIL IT IS RECOMMENDED THAT SUCH CERTIFICATES AND
PAYMENTS BE SENT BY  REGISTERED  MAIL,  PROPERLY  INSURED,  WITH RETURN  RECEIPT
REQUESTED, AND THAT A SUFFICIENT NUMBER OF DAYS BE ALLOWED TO ENSURE DELIVERY TO
THE  SUBSCRIPTION  AGENT AND  CLEARANCE OF PAYMENT  PRIOR TO 5:00 P.M.,  EASTERN
TIME, ON THE EXPIRATION DATE.  BECAUSE  UNCERTIFIED  PERSONAL CHECKS MAY TAKE AT
LEAST FIVE BUSINESS DAYS TO CLEAR, YOU ARE STRONGLY URGED TO PAY, OR ARRANGE FOR
PAYMENT, BY MEANS OF CERTIFIED OR CASHIER'S CHECK OR MONEY ORDER.

     All questions concerning the timeliness,  validity, form and eligibility of any exercise of Rights will be determined by MACC, whose  determinations will be final  and  binding.  MACC in its  sole  discretion  may  waive  any  defect  or irregularity,  or permit a defect or  irregularity  to be corrected  within such time as it may  determine,  or  reject  the  purported  exercise  of any  Right.
Subscriptions  will not be deemed to have been  received or  accepted  until all irregularities  have been waived or cured  within such time as the  Subscription
Agent determines in its sole discretion.

                                       31

     The Subscription  Agent will not be under any duty to give  notification of any defect or  irregularity  in connection  with the submission of  Subscription
Certificates or incur any liability for failure to give such notification.

     EXERCISING RIGHTS HOLDERS WILL HAVE NO RIGHT TO RESCIND THEIR  SUBSCRIPTION
AFTER RECEIPT OF THEIR PAYMENT FOR SHARES BY THE SUBSCRIPTION  AGENT,  EXCEPT AS
PROVIDED BELOW UNDER "NOTICE OF NET ASSET VALUE DECLINE."

Sale of Rights

     The Rights are  transferable  until the Expiration Date. The Rights will be listed for trading on the Nasdaq  SmallCap  Market  under the symbol  ["MACCR."]
MACC will use its best efforts to ensure that an adequate trading market for the
Rights will  exist,  although  no  assurance  can be given that a market for the
Rights will develop.  It is anticipated that the Rights will trade on the Nasdaq
SmallCap Market on a when-issued  basis  commencing on or about  ________,  ____
until  approximately  _______,  ____ and on a regular way basis thereafter until and including  _________,  ____,  the last business day prior to the  Expiration
Date.

Sales Through Subscription Agent

     Record Date  Shareholders  who do not wish to exercise  any or all of their
Rights may  instruct  the  Subscription  Agent to sell any  unexercised  Rights.
Subscription Certificates representing the Rights to be sold must be received by the  Subscription  Agent on or before  ___________,  2004 (or if the Offering is extended,  by two business days prior to the Expiration  Date).  Upon the timely receipt by the  Subscription  Agent of appropriate  instructions to sell Rights, the  Subscription  Agent will use its best efforts to complete the sale and will remit the  proceeds of sale,  net of  commissions,  to the  selling  Record Date
Shareholder.  Any  commissions  on sales of Rights  will be paid by the  selling
Record Date Shareholder. If the Rights can be sold, sales of such Rights will be deemed to have been effected at the  volume-weighted  average price  received by the Subscription  Agent on the day such Rights are sold. The Subscription  Agent will also  attempt  to sell all Rights  which  remain  unclaimed  as a result of
Subscription  Certificates  being  returned  by the  postal  authorities  to the
Subscription  Agent as  undeliverable as of the fourth business day prior to the
Expiration  Date. Such sales will be made, net of commissions,  on behalf of the nonclaiming  Record  Date  Shareholders.  The  Subscription  Agent will hold the proceeds  from those  sales for the  benefit  of such  nonclaiming  Record  Date
Shareholders,  until such proceeds are either claimed or escheated. There can be no assurance  that the  Subscription  Agent will be able to complete the sale of any such Rights,  and neither MACC nor the Subscription Agent has guaranteed any minimum sales price for the Rights.

Other Transfers

     The Rights  will be  evidenced  by a  Subscription  Certificate  and may be transferred in whole by endorsing the  Subscription  Certificate for transfer in accordance with the accompanying instructions. A portion of the Rights evidenced by a  single  Subscription  Certificate  (but  not  fractional  Rights)  may  be transferred by delivering to the Subscription  Agent a Subscription  Certificate
properly  endorsed for transfer,  with  instructions to register such portion of the Rights  evidenced  thereby in the name of the  transferee and to issue a new
Subscription  Certificate to the transferee  evidencing such transferred Rights.
In such event,  a new  Subscription  Certificate  evidencing  the balance of the
Rights,  if any, will be issued to the holder  thereof or, if the holder thereof so instructs,  to an additional  transferee.  The signature on the  Subscription
Certificate  must  correspond  with  the  name as  written  upon the face of the
Subscription Certificate in every particular, without alteration or enlargement, or any change whatsoever.  A signature guarantee must be provided by an eligible financial  institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended (the "1934 Act"),  subject to the  standards and  procedures adopted by MACC.

     Record  Date  Shareholders  wishing to  transfer  all or a portion of their
Rights   should  allow  at  least  five  business  days  for  (i)  the  transfer instructions to be received and processed by the Subscription  Agent; (ii) a new
Subscription  Certificate  to be issued and  transmitted  to the  transferee  or transferees  with respect to  transferred  Rights,  and to the  transferor  with respect to retained  Rights,  if any; and (iii) the Rights evidenced by such new
Subscription  Certificate  to be  exercised or sold by the  recipients  thereof.
Neither MACC nor the Subscription Agent shall have any liability to a transferee or transferor of Rights if  Subscription  Certificates  are not received in time for exercise or sale prior to the Expiration Date.

                                       32

     Except for the fees charged by the  Subscription  Agent (which will be paid by  MACC),  all  commissions,  fees  and  other  expenses  (including  brokerage commissions  and  transfer  taxes)  incurred or charged in  connection  with the purchase,  sale or exercise of Rights will be for the account of the  transferor of the Rights,  and none of such  commissions,  fees or expenses will be paid by
MACC or the Subscription Agent.

     MACC  anticipates that the Rights will be eligible for transfer or exercise through the DTC PSOP function and that the exercise of the Primary  Subscription and the  Over-Subscription  Privilege may be effected  through the same facility
(Rights  exercised  through  DTC are  referred  to as "DTC  Exercised  Rights").
Holders of DTC Exercised Rights may exercise the Over-Subscription  Privilege in respect of such DTC Exercised  Rights by delivering  their  instructions  to the
Subscription  Agent via the PSOP  function,  at or prior to 5:00  p.m.,  Eastern time, on the Expiration Date, with payment of the Estimated  Subscription  Price for the  number of Shares  for which the  Over-Subscription  Privilege  is to be exercised.

Delivery of Share Certificates

     Except as described herein,  certificates  representing  Shares acquired in the  Primary  Subscription  and  representing  Shares  acquired  pursuant to the
Over-Subscription  Privilege will be mailed  promptly after the Expiration  Date once full payment for such Shares has been  received  and cleared.  Shareholders whose Shares are held of record by Cede or by any other depository or nominee on their behalf or their  broker-dealer's  behalf will have any Shares  acquired in the  Primary  Subscription  credited  to the  account  of  Cede  or  such  other depository  or  nominee.  Shares  acquired  pursuant  to  the  Over-Subscription
Privilege will be certificated and certificates representing such Shares will be sent directly to Cede or such other  depository or nominee.  Stock  certificates will not be issued for Shares credited to the Plan accounts.

Foreign Shareholders

     SUBSCRIPTION  CERTIFICATES  WILL NOT BE MAILED TO RECORD DATE  SHAREHOLDERS
WHOSE RECORD  ADDRESSES ARE OUTSIDE THE UNITED STATES (the term "United  States"
includes  the  states,  the  District  of  Columbia,  and  the  territories  and possessions of the United States)  ("Foreign  Record Date  Shareholders").  Each
Foreign  Record Date  Shareholder  will be sent written  notice of the Offering, provided  that  such  provision  of notice  is  consistent  with the laws of the jurisdiction  to which  such  notice is to be sent.  The  Rights  to which  such
Subscription Certificates relate will be held by the Subscription Agent for such
Foreign Record Date  Shareholders'  accounts until  instructions are received to exercise or sell the Rights. If no instructions have been received by 5:00 p.m.,
Eastern  time,  on _________,  2004,  which is three  business days prior to the
Expiration  Date, the Rights of those Foreign Record Date  Shareholders  will be transferred by the  Subscription  Agent,  who will either purchase the Rights or use its best efforts to sell the Rights. The net proceeds, if any, from the sale of those  Rights by the  Subscription  Agent will be remitted to Foreign  Record
Date Shareholders.

Federal Income Tax Consequences of the Offering

     The U.S.  federal income tax consequences to holders of Shares with respect to the Offering will be as follows:

     •    The distribution of Rights to Record Date Shareholders will not result in taxable income to them,  nor will they realize  taxable income as a result of the  exercise  of the  Rights.  No loss will be  realized if
          Rights expire without being exercised.

     •    The basis of a Right to a Record Date  Shareholder  who  exercises  or sells the Right is expected to be zero,  since the Right's fair market value on the distribution  date is expected to be less than 15% of the fair  market  value on that date of the Shares with regard to which it is issued  (unless  the  holder  elects  with  respect  to all  Rights received,  by filing a statement  with his or her timely filed federal income tax return  for the year in which the Rights are  received,  to allocate the basis of the Share  between the Right and the Share based on their  respective fair market values on that date).  The basis of a
          Right to a Record Date Shareholder who allows the Right to expire will be zero,  and the basis to anyone who  purchases a Right in the market will be its purchase price.

                                       33

     •    An Exercising  Rights Holder's basis for  determining  gain or loss on the sale of a Share  acquired on the  exercise of Rights will be equal to the sum of the Record Date  Shareholder's  basis in the Rights,  if any,  plus the  Subscription  Price per Share.  An  Exercising  Rights
          Holder's  gain or loss  recognized  on the sale or  exchange of such a
          Share  will be  capital  gain or loss if the  Share was then held as a capital asset and will be long-term  capital gain or loss if the Share was held for more than one year.

     MACC is  required  to  withhold  and  remit  to the  U.S.  Treasury  28% of reportable  payments paid on an account if its holder  provides MACC with either an  incorrect  taxpayer  identification  number  or no number at all or fails to certify that he or she is not subject to such withholding.

     The foregoing is only a general summary of the material U.S. federal income tax  consequences  of the  Offering  under the Code,  and  Treasury  regulations
presently  in  effect  that  are   generally   applicable  to  (1)  Record  Date
Shareholders that are "United States persons" within the meaning of the Code and
(2) any other  Record  Date  Shareholder  that would be subject to U.S.  federal income tax on the sale or  exchange  of the Shares  acquired  on exercise of the
Rights,  and does not cover  foreign,  state or local taxes.  The Code and those regulations are subject to change by legislative or administrative action, which may be  retroactive.  Record Date  Shareholders  and  Exercising  Rights Holders
should consult their tax advisers  regarding  specific  questions as to federal, state, local or foreign taxes. See "Federal Income Tax Considerations."

Notice of Net Asset Value Decline

     MACC has, as required by the Commission's  registration form, undertaken to suspend the  Offering  until it amends this  Prospectus  if,  subsequent  to the effective date of this Registration  Statement,  MACC's net asset value declines more than 10% from its net  asset  value as of that  date.  In such  event,  the
Expiration  Date would be  extended,  and MACC would  notify  Exercising  Rights
Holders of any such decline and thereby  permit them to cancel their exercise of
Rights.

Employee Plan Considerations

     Shareholders that are on tax-deferral arrangements, such as plans qualified under Code section 401(a) (including  corporate savings plans, 401(k) plans, and
Keogh plans of self-employed individuals),  individual retirement accounts under
Code section 408(a)  ("IRAs"),  Roth IRAs under Code section 408A, and custodial accounts under Code section 403(b) (collectively, "Retirement Plans"), should be aware that  additional  contributions  of cash to a Retirement  Plan (other than permitted rollover  contributions or  trustee-to-trustee  transfers from another
Retirement  Plan)  in  order  to  exercise  Rights,  when  taken  together  with contributions  previously made, may result in, among other things,  excise taxes for excess or nondeductible  contributions or the Retirement  Plan's loss of its tax-favored status.  Furthermore,  the sale or transfer of Rights may be treated as a distribution  or result in other adverse tax  consequences.  In the case of
Retirement   Plans  qualified  under  Code  section  401(a)  and  certain  other
Retirement  Plans,   additional  cash  contributions  could  cause  the  maximum contribution  limitations of Code section 415 or other qualification rules to be violated.

     Retirement  Plans and other  tax-exempt  entities,  including  governmental plans,  should  also be aware  that if they  borrow  in order to  finance  their exercise of Rights,  they may become  subject to the tax on  unrelated  business taxable  income  ("UBTI")  under Code section 511. If any portion of an IRA or a
Roth IRA is used as security for a loan,  the portion so used is also treated as distributed  to the IRA or Roth IRA owner,  which may  result in current  income taxation and penalty taxes.

     The Employee  Retirement Income Security Act of 1974, as amended ("ERISA"), contains fiduciary responsibility  requirements,  and ERISA and the Code contain prohibited  transaction  rules  that may  apply to the  exercise  of  Rights  by
Retirement  Plans.  Retirement  Plans  that are not  subject  to ERISA  (such as governmental  plans) may be subject to state law restrictions  that could affect the  decision to exercise or transfer  Rights.  Due to the  complexity  of these rules and the penalties for  noncompliance,  shareholders that are on Retirement
Plans  should  consult  with their  counsel  and other  advisers  regarding  the consequences  of their  exercise of Rights under  ERISA,  the Code,  and,  where applicable, state law.

                                       34

                                 USE OF PROCEEDS

     Assuming all Shares offered  hereby are sold at the Estimated  Subscription
Price of $____ per Share,  the net proceeds of the Offering are  estimated to be
$_______ after payment of the estimated Offering  expenses.  These expenses will be borne by MACC and will  reduce  the net asset  value of MACC's  shares.  MACC anticipates  that an estimated  $200,000 of the proceeds of the Offering will be retained by MACC to be used for and as a reserve for operating expenses of MACC.
The balance of the proceeds,  estimated at $_______________  will be contributed as a capital  contribution to MorAmerica  Capital and, in accordance with MACC's investment  objective,  used  to  make  new  investments  primarily  in  private companies.  It is anticipated  that these  proceeds will be invested  within one year of the closing of this Offering. MACC intends that, pending investment, the proceeds of the Offering will be invested in cash and cash equivalents.

                               DESCRIPTION OF MACC

General

     MACC, MACC Private  Equities Inc., was formed as a Delaware  corporation on
March 3, 1994.  It is qualified as a BDC under the 1940 Act and is classified as a closed-end management investment company.

     MACC has one subsidiary,  MorAmerica Capital. MorAmerica Capital is an Iowa
corporation  incorporated  in 1959,  which has been licensed as a small business investment  corporation since that year. It is also a BDC under the 1940 Act and is classified as a closed-end management investment company.

Regulation Under the Investment Company Act of 1940

     The 1940 Act was enacted to regulate  investment  companies.  In 1980,  the
1940 Act was amended by the adoption of the Small Business Investment  Incentive
Act.  The  purpose  of  the  amendment  was  to  remove  regulatory  burdens  on professionally  managed  investment  companies  engaged in providing  capital to smaller companies. The Small Business Investment Incentive Act established a new type of investment company  specifically  identified as a "business  development company" as a way to encourage financial  institutions and other major investors to provide a new source of capital for small developing businesses.

Business Development Company

     A business  development company ("BDC") is a closed-end  management company that  generally  makes 70% or more of its  investments  in  "eligible  portfolio companies"  and "cash items"  pending other  investment.  Under the  regulations established by the Securities and Exchange Commission (the "SEC") under the 1940
Act, only certain companies may qualify as "eligible portfolio companies." To be an "eligible portfolio company," a portfolio company must satisfy the following:

     •    it must be organized under the laws of, and has its principal place of business in, any state or states;

     •    is neither an investment company as defined in Section 3 (other than a small  business  investment  company  which is  licensed  by the Small
          Business Administration to operate under the Small Business Investment
          Act of 1958 and which is a  wholly-owned  subsidiary of the BDC) nor a company which would be an investment  company except for the exclusion from the definition of investment company in Section 3(c); and

     •    satisfies one of the following:

               a.   it does not have any class of  securities  with  respect  to which a member of a national securities exchange, broker, or dealer  may extend or  maintain  credit to or for a customer pursuant  to rules or  regulations  adopted  by the Board of
                    Governors of the Federal  Reserve  System under Section 7 of the Securities Exchange Act of 1934;

                                       35

               b.   it is  controlled  by a BDC,  either  alone  or as part of a group  acting  together,  and such BDC in fact  exercises  a controlling  influence  over the  management  or policies of such  eligible  portfolio  company  and, as a result of such control,  has an affiliated person who is a director of such eligible portfolio company;

               c.   it has total assets of not more than $4,000,000, and capital and surplus (shareholders' equity less retained earnings) of not less than  $2,000,000,  except that the  Commission  may adjust such amounts by rule, regulation, or order to reflect changes in one or more generally  accepted  indices or other indicators for small businesses; or

               d.   it meets such other criteria as the Commission may, by rule, establish  as  consistent  with  the  public  interest,  the protection of investors, and the purposes fairly intended by the policy and provisions of this title.

     While the 1940 Act allows a BDC to "control" a portfolio company, it is not the general  policy of MACC to acquire a  controlling  position in its portfolio
companies.   MACC  only   provides   managerial   assistance,   and  in  certain
circumstances seeks to limit its "control" position by contracting for the right to have a designee of MACC be elected to the board of directors of the portfolio company,  or be selected an advisory  director.  While these are MACC's  general policies,  the  application  of these  policies,  of  necessity,  vary with each investment situation.

1940 Act Requirements

     The BDC  election  exempts  MACC  from  some  provisions  of the 1940  Act.
However, except for those specific provisions,  MACC will continue to be subject to all provisions of the 1940 Act not exempted, including the following:

     •    restrictions  on MACC from  changing  the nature of  business so as to cease  to be,  or to  withdraw  its  election  as, a BDC  without  the majority vote of the shares outstanding;

     •    restrictions  against certain transactions between MACC and affiliated persons;

     •    restrictions  on  issuance  of  senior  securities,   such  not  being
          prohibited  by the 1940 Act but being  restricted  as a percentage  of capital;

     •    compliance with accounting  rules and conditions as established by the
          SEC, including annual audits by independent accountants;

     •    compliance with fiduciary obligations imposed under the 1940 Act; and

     •    requirement  that the  shareholders  ratify  the  selection  of MACC's independent  public  accountants  and the  approval of the  investment advisory agreement or similar contracts and amendments thereto.

Investment Advisers Act of 1940 and the Investment Advisory Agreements

     Atlas Management  Partners,  LLC is the investment advisor to MACC pursuant to the Investment Advisory Agreement,  as amended (the "MACC Investment Advisory
Agreement"). The Investment Adviser is registered as an investment advisor under the Advisers Act and is subject to the reporting and other requirements thereof.
The Advisers Act also  provides  restrictions  on the  activities  of registered advisors to protect its clients from  manipulative  or deceptive  practices  and restricts  performance  compensation.  Atlas  address  is 15 West  South  Temple
Street, Suite 520, Salt Lake City, Utah 84101.

     The MACC Investment Advisory Agreement provides that the Investment Adviser is entitled to receive a management fee equal to a annual rate of 2.5% of MACC's
Net Assets, payable monthly in arrears. In addition to the annual management fee of 2.5% of MACC's net assets, Atlas is entitled to receive an incentive fee (the

                                       36

"Incentive  fee") in an amount equal to 20% of MACC's realized  capital gains in excess of realized  capital  losses of MACC after  allowance for any  unrealized
capital  losses  in  excess  of  unrealized   capital  gains  on  the  portfolio
investments  of MACC. The Incentive fee is  calculated,  accrued,  and paid on a quarterly basis, subject to adjustment at the end of each fiscal year.

     MorAmerica  Capital has a separate  investment  advisory agreement with the
Investment  Adviser (the "MorAmerica  Capital Investment  Advisory  Agreement").
Under the  MorAmerica  Capital  Investment  Advisory  Agreement,  the Investment
Adviser is  entitled  to a  management  fee equal to 2.5% of the  Capital  Under
Management (as defined in the MorAmerica Capital Investment  Advisory Agreement)
on an annual basis, but in no event more than 2.5% per annum of the Assets Under
Management,  or 7.5% of Regulatory Capital (as defined in the MorAmerica Capital
Investment Advisory  Agreement).  In addition,  MorAmerica Capital contracted to pay the  Investment  Adviser  20% of the net capital  gains,  before  taxes,  on investments in the form of an incentive  fee. Net capital  gains,  as defined in the agreement,  are calculated as gross realized gains, minus the sum of capital losses,  less any  unrealized  depreciation,  including  reversals of previously recorded unrealized  depreciation,  recorded during the year, and net investment losses,  if any.  Capital  losses and realized  capital gains are not cumulative under the incentive fee computation.  Payments for incentive fees resulting from noncash gains are deferred until the assets are sold.

     MACC,  MorAmerica  Capital  and Atlas  are also  parties  to an  Investment
Advisory  Support  Services   Agreement  (the   "Subadvisory   Agreement")  with
InvestAmerica  Investment  Advisors,  Inc ("InvestAmerica" or the "Subadviser").
Prior to March 1, 2004,  InvestAmerica  was the  investment  advisor to MACC and
MorAmerica  Capital.  Pursuant to the Subadvisory  Agreement,  InvestAmerica has
been retained to monitor and manage portfolio  company  investments in existence as of the date of the Subadvisory  Agreement,  including  exits,  preparation of
valuations,   follow-on   investment  analysis  and  recommendations  and  other
portfolio  management  matters.  InvestAmerica  also currently  provides certain accounting and financial  services for MACC.  Under the  Subadvisory  Agreement,
Atlas pays InvestAmerica  certain fixed management fees and incentive fees based on a portion  of the  incentive  fees  paid to Atlas by the MACC and  MorAmerica
Capital under the MACC Investment  Advisory Agreement and the MorAmerica Capital
Investment Advisory Agreement,  respectively. The Subadvisory Agreement does not result in any  additional  expense to either  MACC or  MorAmerica  Capital.  The address of the Subadviser is 101 Second Street S.E.,  Suite 800, Cedar Rapids IA
52401.

     The following  table  reflects the amount of management  fees and incentive fees payable to InvestAmerica by Atlas under the Subadvisory Agreement:

                                                                  % Portion of
     Period                                      Management Fee   Incentive Fees

     Effective Date through February 28, 2005       $325,000           70%
     March 1, 2005 through February 28, 2006        $250,000           70%
     March 1, 2006 through February 28, 2007        $125,000           70%
     March 1, 2007 through February 28, 2008        $ 60,000           70%
     March 1, 2008 through February 28, 2009        $ 60,000           50%

     The Subadvisory Agreement has a term of two years, unless sooner terminated as described below.  After the initial two-year term, the Subadvisory  Agreement will continue in effect so long as such continuance is specifically  approved at least  annually  by Atlas and the  Boards of  Directors  of MACC and  MorAmerica
Capital,  including  a  majority  of  their  respective  directors  who  are not interested persons of InvestAmerica, or by vote of the holders of a majority, as defined  in the  1940  Act,  of  the  outstanding  voting  securities  MACC  and
MorAmerica Capital.  The Subadvisory  Agreement may be terminated by Atlas, MACC or MorAmerica  Capital at any time,  without payment of any penalty,  on 60 days written  notice to  InvestAmerica  if the decision to terminate has been made by
Atlas or by the Boards of Directors of MACC and MorAmerica Capital or by vote of the holders of a majority, as defined in the 1940 Act, of the outstanding voting securities MACC or MorAmerica  Capital.  The  Subadvisory  Agreement also may be terminated by InvestAmerica at any time,  without payment of any penalty,  on 60 days' written notice to Atlas, MACC and MorAmerica Capital.

                                       37

     Investment  advisory  agreements are further subject to the 1940 Act, which requires that the agreement, in addition to having to be initially ratified by a majority of the outstanding shares, shall precisely describe all compensation to be  paid,  shall  be  approved  annually  by a  majority  vote of the  Board  of
Directors,  may be terminated without penalty on not more than 60 days notice by
a  vote  of  a  majority  of  the  outstanding   shares,   and  shall  terminate
automatically in the event of assignment.  The Board of Directors has determined
that  the  Investment   Advisory  Agreement  shall  constitute  MACC's  advisory
agreement  and at all times be  construed  so as to comply with the Advisers Act and the 1940 Act.

Pending SBA Approval of Atlas

     As  noted,  MorAmerica  Capital  is a  small  business  investment  company regulated by the U.S.  Small Business  Administration.  In  anticipation  of the changes  to the Board of  Directors  of MACC and  MorAmerica  and the  change in investment advisors, Atlas periodically notified the SBA of the proposed changes and, as required by SBA regulations, submitted the MorAmerica Capital Investment
Advisory  Agreement to the SBA for approval on January 29, 2004. Section 107.400 of the SBA  regulations  requires  prior  approval  by the SBA of an event  that results in a change of control by any  persons not  previously  approved as SBIC management  by the SBA.  Because Mr.  Madsen and a majority of Atlas members are approved SBIC managers,  Atlas did not view the change of investment advisors as a change of control requiring SBA approval.  The SBA has taken the position that both the  MorAmerica  Capital  Investment  Advisory  Agreement and the change of control  require  SBA  approval  and  the  review  process  on  both  issues  is proceeding.  However, the SBA has indicated that due to a backlog of work by the relevant SBA internal committee,  this process may take some time.  Nonetheless, the SBA has notified  MorAmerica Capital in writing that (i) Mr. Efstratis,  Mr.
Stevens,  Mr.  Bridgewater  and Mr. Madsen have SBA's  approval as management of
MorAmerica  Capital;  and (ii)  MorAmerica  Capital's SBA Account  Executive has
recommended approval of the MorAmerica Capital Investment Advisory Agreement and
prospects  are positive for final  official  approval.  The SBA has made several comments  on the  MorAmerica  Capital  Investment  Advisory  Agreement  that are technical in nature.  When finally  agreed with the SBA,  these  changes will be submitted to a meeting of MACC shareholders for approval.

Other Investment Funds

     Atlas and  InvestAmerica  currently  serve as the investment  advisor to no other funds. However, affiliates of both Atlas and InvestAmerica do serve as the investment  advisors to other private venture capital funds. Atlas is affiliated with Wasatch Management Partners, LLC which manages Wasatch Venture Corporation,
Wasatch Venture Fund II, LLC, Wasatch Venture Fund III, LLC and Zions SBIC, LLC.
Affiliates  of  InvestAmerica  manage  NDSBIC,  L.P.  and Lewis & Clark  Private
Equities, L.P.

     Atlas  and  InvestAmerica,  may,  from  time to  time,  provide  investment
advisory  services,   management  consulting  services  and  investment  banking services to other clients. The determination regarding the existence of conflict of interest  between these affiliated  investment funds and the Registrant,  and the  resolution of any such  conflict,  vests in the  discretion of the Board of
Directors, subject to the requirements and resolution of the 1940 Act.

Co-Investments with Adviser Affiliated Funds

     Certain  investments  made by MACC will be made in  participation  with its wholly-owned subsidiary,  MorAmerica Capital, and in some cases with other funds managed by affiliates of the Investment Adviser or Subadviser. Under an existing exemptive  order  from  the  Commission,  MACC is  presently  permitted  to make investments in InvestAmerica-affiliated Managed Funds, subject to the conditions set forth in the order.  MACC intends to obtain a new  exemptive  order from the
Commission that would permit co-investments with Atlas-affiliated  Managed Funds on the same terms and conditions as the current exemptive order.

     The Commission's  current  exemptive order  permitting such  co-investments with  InvestAmerica  and its  affiliates  provides that MACC must be offered the opportunity  to invest in any investment  (other than in interim  investments or marketable  securities)  that would be suitable for MACC that is being presented to  the  Managed  Funds  to the  extent  of an  amount  proportionate  to  their respective  consolidated  assets or paid-in-capital  if SBICs are involved.  All co-investments  with Managed Funds must receive  specific  advance approval by a majority of the  non-

                                       38

interested  directors of MACC.  Securities  purchased in a joint  transaction by both MACC and  Managed  Funds  will  consist  of the same  class of  securities, including  the same  registration  rights,  if any,  and  other  rights  related thereto, and will be purchased for the same unit consideration,  all as governed by SBA  regulations,  if  applicable,  and the  approval  of  such  transaction, including the determination by non-interested  directors, will take place during the same time  period.  Notwithstanding  the  foregoing,  MACC will not make any investment in the securities of any issuer in which the Managed  Funds,  but not
MACC, have previously invested.

     Atlas is affiliated  with Wasatch  Management  Partners,  LLC which manages
Wasatch Venture Corporation,  Wasatch Venture Fund II, LLC, Wasatch Venture Fund
III, LLC and Zions SBIC, LLC. Each of these four funds is  headquartered in Salt
Lake  City,  Utah and is  invested  primarily  in early  stage  high  technology companies.  Wasatch Venture  Corporation was founded in 1994 with  approximately
$11.5 million of committed capital and has approximately 35 portfolio companies;
Wasatch Venture Fund II, LLC was founded in 1999 with  approximately $37 million of  committed  capital and has  approximately  30 portfolio  companies,  Wasatch
Venture  Fund III,  LLC was  founded in 2001 with  approximately  $58 million of committed  capital and  currently  has  invested in  approximately  13 portfolio companies and Zions SBIC, LLC was founded in 2001 with approximately $26 million of committed capital and has invested in approximately 7 portfolio companies.

     Affiliates of  InvestAmerica  manage  NDSBIC,  L.P.,  Lewis & Clark Private
Equities, L.P. and Invest Northwest, LP. Each of these to funds is headquartered in Cedar Rapids,  Iowa.  Both NDSBIC,  L.P. and Lewis & Clark Private  Equities,
L.P. are SBICs and invest primarily in later stage companies.  NDSBIC,  L.P. was organized in 1995,  had  $5,000,000  of  committed  capital and  currently  owns approximately  20 portfolio  companies.  Except for follow on investments,  this fund is fully  invested.  Lewis & Clark  Private  Equities,  L.P. was founded in
2002,  has committed  capital of  $11,989,899  and to date has  approximately  6 portfolio  company  investments.  Invest  Northwest is a private venture capital limited  partnership  and was  organized in 2004 with  $10,000,000  of committed capital.

     Note that not all  investments  that might be made by Managed  Funds may be suitable for investment by MACC, or vice versa.

     MACC will be given the  opportunity  to dispose of any  securities in which both Managed Funds and MACC have  invested in  proportion  to their  holdings of such  securities.  MACC will take  advantage of such  opportunity  except to the extent  that a majority of the  members of its Board of  Directors,  including a majority of its independent directors,  determines otherwise. In connection with any  such  disposition,  MACC  will  be  required  to  bear  no  more  than  its proportionate share of the transaction costs.

     MACC will be given  notice of any  intention  by a Managed Fund to exercise any  conversion  privilege  or other right to acquire  equity  securities  of an issuer in the securities of which both a Managed Fund and MACC have invested.

Personnel

     MACC has no  direct  employees,  but  instead  has  contracted  with  Atlas pursuant to the  Investment  Advisory  Agreement to provide all  management  and operating  activities.  Atlas  currently has seven  employees who are engaged in performing  the duties and  functions  required by MACC.  At the present time, a substantial  portion of Atlas's  staff  time is devoted to  activities  of MACC.
These employees are not engaged solely in activities of MACC.

     In  addition,  under the  Subadvisory  Agreement,  InvestAmerica  employees provide management and operational support to MACC.  InvestAmerica currently has seven employees who provide  services on behalf of MACC. These employees are not engaged solely in activities of MACC.

                                       39

Properties

     MACC's business activities are conducted from the offices of the Investment
Adviser  and  Subadviser.  The  use  of  office  facilities,   including  office
furniture,  phone services,  computer  equipment and files,  are provided by the
Investment  Adviser and  Subadviser at their expense  pursuant to the Investment
Advisory Agreement and the Subadvisory Agreement.

Legal Proceedings

     MorAmerica  Capital  is  party to  arbitration  proceedings  instituted  by
TransCore Holdings,  Inc., a company (Buyer) seeking  indemnification  under the
Stock  Purchase  Agreement  (the Stock  Purchase  Agreement),  pursuant to which
MorAmerica  Capital and certain other  individuals and  institutional  investors
(collectively,  the Sellers) sold their interest in a former  portfolio  company
investment   (Portfolio   Company).   The  arbitration   proceedings  are  being
administered by JAMS. Under the Stock Purchase Agreement,  the Sellers agreed to indemnify Buyer for breaches of  representations  and warranties as to Portfolio
Company made by the  Sellers.  Buyer claims that  accounting  irregularities  at
Portfolio  Company  resulted  in a breach of the  Sellers'  representations  and warranties. The Sellers have retained counsel and forensic accountants to defend the Sellers  against  Buyer's claim for  indemnification.  Following  discovery, depositions  and  other  preliminary  proceedings,  in June,  2003,  the  formal arbitration  proceedings  commenced and are being  intensively  contested by all parties. Based on the current schedule for the arbitration,  a decision will not be rendered  until at least  September,  2004.  Based on its  evaluation  of the
Buyer's claim and discussions with external legal counsel, MACC believes that it is  reasonably  possible  that a loss may have been  incurred as a result of the indemnification  claim,  against  which no accrual  for loss has been made as of
June 30,  2004,  because the amount of the  possible  loss,  and  therefore  its materiality to the financial statements, cannot be estimated. MorAmerica Capital intends to continue  vigorously  defending this arbitration.  MorAmerica Capital received  approximately  $939,000  of  proceeds  from the sale of the  Portfolio
Company.  MorAmerica Capital owned debt securities of Buyer with a face value of
$508,761 and warrants with a cost of $24,000 received as part of the sale. Buyer has defaulted on interest  payments due on these debt  securities.  On March 31,
2003,  MorAmerica  Capital  reduced the  valuation of these debt  securities  by
$254,380 in light of the interest default and information  regarding the related dispute as of that date. On June 30, 2003,  MorAmerica  Capital  further reduced the  valuation  of these debt  securities  by  $254,380  to $1 and  reduced  the valuation of the warrants to zero based upon the continuing interest default and additional information regarding the related dispute as of that date. Subsequent to December 31, 2003, Buyer refinanced certain of its obligations, including the debt securities held by MorAmerica  Capital,  and the principal  amount of these debt  securities  and accrued  interest has been  deposited in an escrow account pending conclusion of the arbitration proceedings.

     BFS Diversified  Products,  LLC ("BFS") was a supplier to Water  Creations,
Inc.  ("Water  Creations"),  a former portfolio  company of MorAmerica  Capital.
Water  Creations  went out of business in December,  2002, at which time BFS was owed approximately  $900,000 for products sold to Water Creations.  On March 26,
2004,  BFS filed suit in the Iowa  District  Court of Polk County,  Iowa against board members of and investors in Water Creations, including MorAmerica Capital,
David Schroder (Chief  Financial  Officer of MACC),  and  InvestAmerica  Venture
Group,  Inc., an affiliate of the  Subadviser.  BFS has sued the  defendants for fraud, fraudulent transfer,  breach of fiduciary duty, civil conspiracy,  breach of contract,  conversion,  and alter  ego/piercing  corporate  veil. The central allegation  of the case is that the  defendants  knew that Water  Creations  was insolvent  and owed a duty to BFS to protect it from selling to Water  Creations under  these  circumstances.  The  defendants  have hired  counsel and intend to vigorously defend this litigation.

                              INVESTMENT OBJECTIVES

General

     In  addition  to the  1940  Act  requirements  discussed  above,  MACC  and
MorAmerica  Capital  have  adopted  the  following  additional  policies.  These policies may be changed from time to time by the Board of Directors, except that the  election  of MACC  and  MorAmerica  Capital  to be  regulated  as  business development  companies may not be revoked without the approval of the holders of a majority of the Shares.

                                       40

Short Term Investment Policies

     MACC's  short  term  investments  are  placed in the  following  investment instruments that mature in one year or less from the date of investment:

     •    Short Term Treasury Bills.

     •    Insured  Certificates  of Deposit in  principal  amounts not to exceed
          $100,000.

     •    Securities  issued by U.S.  Government,  consisting  of agency  issues backed by the full faith and  credit of the  federal  government  with maturities not to exceed one year.

     •    Commercial paper rated Al or P1.

     •    High  quality  repurchase  contracts  relating  to  government  backed securities.

     •    Money market funds investing  primarily in short-term U.S.  Government securities.

     MorAmerica  Capital's  short  term  investments  are  placed in  securities approved by SBA for SBIC's which include:

     •    Short Term Treasury Bills.

     •    Insured  Certificates  of Deposit in amounts not to exceed $100,000 at maturity.

     •    High  quality  repurchase  contracts  relating  to  government  backed securities.

Long Term Investment Policies

     In making  investments  and managing  its  portfolio,  MACC and  MorAmerica
Capital presently intend to adhere to the following policies.

     MACC will  generally  seek  investments  that will result in immediate cash flow to  MACC .  These  may  include  but  not be  limited  to  structuring  the investments  as  interest-bearing  debt  instruments  (with  or  without  equity features),  equity with  current  dividend  requirements,  and other  structures permitted for investment by BDCs and SBICs . Nevertheless, MACC may from time to time invest in equity instruments which may not require current payments.

     MACC will at all  times  conduct  its  business  so as to  retain  its (and
MorAmerica  Capital's) status as a BDC. In order to retain that status, MACC may not at any time acquire any assets (other than  non-investment  assets necessary and  appropriate  to its  operations  as a BDC) if, after giving  effect to such acquisition,  the  value of its  "Qualifying  Assets"  amounts  to less  than 70 percent of the value of its total assets.  Securities proposed to be acquired by
MACC in its growth financing,  management buyout,  financing,  senior financing, bridge  financing  and  follow-on  investment  activities  (provided  that MACC, through its officers,  makes significant  managerial assistance available to the issuers of these securities), as well as interim investments,  will generally be
Qualifying Assets, as will be its investment in MorAmerica  Capital.  Securities of public  companies,  on the other hand,  are generally not  Qualifying  Assets unless they were  acquired  in a  distribution  on, in exchange  for or upon the exercise of a right relating to securities that were Qualifying Assets.

     MACC will not make any  investment  in the  securities  of any  company if, after giving effect to that investment,  the value of all the securities of that company  held by MACC will  exceed  five  percent  of the value of MACC's  total assets and the value of all  investments  worth more than five percent of MACC's total assets  aggregates  more than 25 percent of MACC's total assets.  For this purpose,  an  acquisition  by MACC of  securities  upon the  exercise of a right related to  previously  acquired  securities  and which are not then  legally or contractually  or,  in the  opinion  of its Board of  Directors,  advantageously saleable, will not be considered an acquisition.

                                       41

     MACC will not  concentrate  its  investments in any particular  industry or group of industries.  Therefore,  MACC will not acquire any  securities  (except upon the exercise of a right related to previously acquired securities) if, as a result,  more  than 25  percent  of the value of its total  assets  consists  of securities of companies in the same industry.

     MACC may borrow  money and issue senior  securities  to the extent that the
1940 Act permits a BDC to do so, for the purpose of making investments,  to fund share  repurchases or tender offers, or for temporary or emergency  purposes.  A
BDC may issue and sell senior securities if,  immediately after such issuance or sale, the securities will have asset coverage of at least 200 percent. MACC does not,  however,  intend to incur  indebtedness  for  borrowed  money,  other than through MorAmerica  Capital,  so long as it holds cash,  interim  investments or marketable  securities in an amount sufficient to fund the amount of investments
(other than in interim  investments  or  marketable  securities)  and  operating expenses  projected to be made in the forthcoming  twelve months. At the present time,  MACC has an  outstanding  line of  credit  from a  related  party to fund operating expenses.  See `CERTAIN RELATIONSHIPS AND TRANSACTIONS." For the risks associated with the resulting leverage, see "RISK FACTORS."

     MorAmerica  Capital will issue and sell senior  securities,  in the form of subordinated  debentures within applicable SBIC limitations.  An SBIC may borrow money  through  subordinated  debentures  in an amount up to 300  percent of its combined paid-in capital and paid-in  surplus,  but not in excess of $90 million in the  aggregate.  MorAmerica  Capital  does not expect to borrow more than 200 percent of its combined  capital and paid-in  surplus  through the SBIC program.
Subordinated  debentures  may be issued for a term not  exceeding  ten years and bear  interest  at a rate  determined  by the  United  States  Secretary  of the
Treasury.  Subordinated  debentures  guaranteed  by the  SBA  may be  issued  by
MorAmerica  Capital up to applicable SBA limits.  The 1940 Act senior securities asset  coverage  requirements  noted above will not be  applicable to MorAmerica
Capital's SBA borrowings.  Congressional  funding for the SBA, or changes in SBA regulations  may have an adverse  impact on the future ability of either MACC or
MorAmerica Capital to issue such securities.

     While MACC will not  generally  acquire  any  security of a company for the purpose of acquiring,  by itself or together with other SBIC participants in the acquisition  transaction,  more than 50 percent of the voting securities of that company,  situations  may arise in which MACC,  by itself or together with other
SBIC participants, in fact acquires voting control of a company.

     MACC may  invest up to 100  percent of its  assets in  securities  acquired directly from issuers in privately negotiated transactions. With respect to such
securities,   MACC  may,  for  the  purpose  of  public  resale,  be  deemed  an
"underwriter" as that term is defined in the 1933 Act.

     MACC  and  MorAmerica  Capital  will  not  (1)  act  as an  underwriter  of securities  of other  issuers  (except  to the  extent  that it may be deemed an
"underwriter" of securities  purchased,  by it that must be registered under the
1933 Act before they may be offered or sold to the public); (2) purchase or sell real estate or interests in real estate or real estate investment trusts (except that MACC may  purchase  and sell real  estate or  interests  in real  estate in connection with the orderly  liquidation of  investments,  including real estate
assets  acquired  through  the  MorAmerica  reorganization,   and  may  own  the
securities of companies or participate in a partnership or partnerships that are in the  business  of  buying,  selling  or  developing  real  estate);  (3) sell securities  short; (4) purchase  securities on margin (except to the extent that it may purchase  securities with borrowed  money);  (5) write or buy put or call options (except to the extent of warrants or conversion privileges in connection with its growth  financing  and  management  buyout  investments,  and rights to require the issuer of such  investments or their  affiliates to repurchase  them under  certain  circumstances);  or  (6)  engage  in the  purchase  or  sale  of commodities or commodity  contracts,  including futures  contracts;  (7) acquire more than three percent of the voting stock of, or invest more than five percent of its total assets in any securities  issued by, any other investment  company, except as they may be acquired as part of a merger, consolidation or acquisition of assets.  As with other  investment  policies,  these  policies may be changed without  shareholder  approval  (except  that  the  BDC  election  of  MACC  and
MorAmerica Capital may not be changed without shareholder consent).

                                       42

Other Policies

     As an  SBIC,  MorAmerica  Capital  must  conform  various  aspects  of  its investing  activities to SBIC  regulations  promulgated  by the SBA. In general,
MorAmerica Capital has generally  invested in U.S.-owned  businesses with annual sales volumes  ranging from $1,000,000 to  $20,000,000.  MorAmerica  Capital has generally invested the majority of its funds in mature ventures  (companies with five to eight years of  business  history)  with a minority  made in early stage ventures.  MorAmerica Capital's  investments have generally been concentrated in manufacturing  and service  businesses  with no focus on any one  technology  or industry.

     The majority of MorAmerica Capital's "first round" investments have been in a range of from $500,000 to $2,000,000.  MorAmerica  Capital's total  investment size in any one  company is limited by the SBA to twenty  percent of  MorAmerica
Capital's private capital.  As the size of MorAmerica  Capital's private capital increases  it is likely  that the size of the  "first  round"  investments  will increase to exceed the range of $500,000 to $2,000,000.

     Consistent  with  practices  in the  venture  capital  and  SBIC  business, generally  MorAmerica  Capital has made  investments in  conjunction  with other venture capital  investors.  Generally,  two or three venture capital  investors will make co-investments in a small business, and one of the investors will take the lead in monitoring the  investment.  MACC and  MorAmerica  Capital expect to continue  this  practice  and  anticipate  that the  investment  portfolio  will continue to be substantially  co-invested with other venture capital  investors.
Co-investments with any fund managed by Invest America are covered by a specific policy  designed  to assure  that the terms of the  co-investments  are not less advantageous  to MACC  and  MorAmerica  Capital  than  to the  other  fund.  See
"INVESTMENT  OBJECTIVES  AND   POLICY--Co-Investments   With  Adviser-Affiliated
Funds."

     The general purposes of MorAmerica  Capital's  investments in new portfolio companies are to help businesses fund expected  growth,  to help finance changes of ownership and in some cases to assist in funding turnaround  situations.  The general  purposes of MorAmerica  Capital's  follow-on  investments  in portfolio companies are to fund growth or  occasionally  to fund  unexpected  losses until profits and positive  cash flow are achieved.  The terms of  MorAmerica  Capital financings  are  generally  from  five to seven  years.  In the  case of  bridge financings or for some follow-on financings,  MorAmerica Capital has made demand loans with and  without  equity  features  and for  periods of less than five to seven years.

     MorAmerica  Capital has always provided  advisory services to its portfolio companies  either directly or in conjunction  with  co-investors.  Both MACC and
MorAmerica  Capital will continue this policy of making  significant  managerial assistance available to portfolio companies. These advisory services include but are not  limited to  accepting  or  requiring  board  representation,  providing executive  hiring  and  search  advice,  assisting  to  secure  debt and  equity financing  relationships,  offering  management  advice  and  providing  general oversight of portfolio companies.  The President and Vice Presidents of MACC and
MorAmerica Capital will be available for and will provide these services.

     MorAmerica  Capital's  ownership of voting  securities of any one issuer is generally  limited by SBIC  regulations  to not more than 50 percent,  including voting  securities  held by other  SBICs and  affiliates.  SBIC  regulations  do provide for ownership of more than 50 percent of voting securities under limited circumstances.

MACC Portfolio Investments

     The  following  is a listing of MACC's  portfolio  companies  in which MACC
(through its wholly-owned  subsidiary  MorAmerica  Capital) had an investment at
June 30, 2004.  The portfolio  companies  are  presented in three  categories --
companies more than 25% owned which  represent  portfolio  companies  where MACC directly or indirectly owns more than 25% of the outstanding  voting  securities of such portfolio company and, therefore, is deemed controlled by MACC under the
1940 Act;  companies owned 5% to 25% which represent  portfolio  companies where
MACC directly or indirectly owns 5% to 25% of the outstanding  voting securities of such portfolio company or where MACC holds one or more seats on the portfolio company's  board of  directors  and,  therefore,  is deemed to be an  affiliated person  under the 1940 Act;  and  companies  less than 5% owned which  represent portfolio  companies  where MACC directly or indirectly owns less than 5% of the outstanding  voting  securities of such portfolio  company and where MACC has no other affiliations with such portfolio company.

                                       43

     MACC makes  available  significant  managerial  assistance to its portfolio companies.  MACC  generally  receives  rights to  observe  the  meetings  of the portfolio  companies' board of directors,  and may have one or more voting seats on their boards. For additional information relating to the amount and nature of our  investments  in  portfolio  companies,  see our  consolidated  statement of investments at September 30, 2003 in the "FINANCIAL  STATEMENTS" section of this
Prospectus.

      Name and Address                       Nature of its               Title of Securities
    of Portfolio Company                   Principal Business            Held by the Company        Value

Companies More Than 25% Owned

Humane Manufacturing, LLC           Manufacturer of rubber mats for     12% debt security, due    1,329,257
Baraboo, Wisconsin                  anti-fatigue, agricultural,         December 31, 2004
                                    exercise and roofing markets        Membership interest (c)
                                                                        12% debt security, due
                                                                        December 31, 2004

Morgan Ohare, Inc.                  Fastener plating and heat treating  0% debt security, due     1,822,501
Addison, Illinois                                                       January 1, 2007
                                                                        10% debt security, due
                                                                        January 1, 2007
                                                                        57 common shares
                                                                        10% debt security, due
                                                                        January 1, 2007
                                                                        10% debt security, due
                                                                        January 1, 2007
                                                                        10% debt security, due
                                                                        January 1, 2007
                                                                        10% debt security, due
                                                                        January 1, 2007

Spectrum Products, LLC              Manufacturer of equipment for the   13% debt security, due    1,463,001
Missoula, Montana                   swimming pool industry              October 9, 2006
                                                                        385,000 units Series A
                                                                        preferred
                                                                        Membership interest

                                       44

Companies 5% to 25% Owned

Aviation Manufacturing Group, LLC   Manufacturer of flight critical     14% debt security, due        770,039
Yankton, South Dakota               parts for aircraft                  October 1, 2007
                                                                        154,000 units preferred
                                                                        Membership interest

Concentrix Corporation              Provides marketing outsourcing      3,758,750 shares Series     1,844,611
Pittsford, New York                 solutions including telemarketing,  A preferred
                                    fulfillment and web communications  130,539 shares Series C preferred
                                                                        261,078 shares Series D
                                                                        preferred
                                                                        67,407 shares Series D
                                                                        preferred

Direct Mail Holding, LLC            Provider of turnkey services for    537.634 units of preferred  3,320,360
Mt. Pleasant, Iowa                  non-profit fund raising             preferred
                                                                        Membership interest

DTMP Acquisition Company            Metal stamping                      14% debt security, due      1,556,670
Lebanon, Missouri                                                       June 30, 2006
                                                                        25,666.67 shares Series
                                                                        A preferred
                                                                        45.26 shares common
                                                                        Warrant to purchase
                                                                        8,555.55 common shares

Feed Management Systems, Inc.       Batch feed software and systems     540,551 common shares       1,362,860
Fairmont, Minnesota                 and B2B internet services           47,709 shares Series A
                                                                        Preferred
                                                                        66,600 shares Series A
                                                                        preferred
                                                                        400,000 shares Series A
                                                                        preferred
                                                                        160,000 shares Series A
                                                                        preferred
                                                                        12% debt security, due
                                                                        May 20, 2008
                                                                        Warrant to purchase
                                                                        92,500 Series A preferred
                                                                        12% debt security, due
                                                                        August 21, 2008
                                                                        Warrant to purchase
                                                                        74,000 Series A preferred

Handy Industries, LLC               Manufacturer of lifts for           12.5% debt security, due    1,619,605
Marshalltown, Iowa                  motorcycles, trucks and industrial  January 8, 2007
                                    metal products                      167,171 units Class B
                                                                        preferred
                                                                        Membership interest

Hicklin Engineering, L.C.           Manufacturer of auto and truck      10% debt security, due      1,108,210
Des Moines, Iowa                    transmission and brake              December 31, 2003
                                    dynamometers                        Membership interest

                                       45

KW Products, Inc.                   Manufacturer of automobile          11% debt security, due        577,763
Marion, Iowa                        aftermarket engine and brake repair June 15, 2005
                                    machinery                           11% debt security, due
                                                                        June 15, 2005
                                                                        29,340 common shares
                                                                        Warrant to purchase
                                                                        8,879 common shares

M.A. Gedney Company                 Pickle processor                    188,750 shares preferred
Chaska, Minnesota                                                       137,086 shares preferred      508,585
                                                                        210,167 shares preferred
                                                                        10% loan, due on
                                                                        demand
                                                                        Warrant to purchase
                                                                        34,223 preferred shares

Magnum Systems, Inc.                Manufacturer of industrial bagging  12% debt security, due      1,137,278
Parsons, Kansas                     equipment                           July 31, 2006
                                                                        48,038 common shares
                                                                        292,800 shares preferred
                                                                        Warrant to purchase
                                                                        56,529 common shares

Miles Media Group, Inc.             Tourist magazine publisher          1,000 common shares         1,474,500
Sarasota, Florida                                                       100 common options
                                                                        12% debt security, due
                                                                        September 24, 2007
                                                                        150 shares Series A
                                                                        preferred
                                                                        Warrant to purchase 831
                                                                        common shares
                                                                        12% debt security, due
                                                                        September 24, 2007
                                                                        50 shares Series A
                                                                        preferred
                                                                        Warrant to purchase 92
                                                                        common shares
                                                                        12% debt security, due
                                                                        June 30, 2008
                                                                        Warrant to purchase 500
                                                                        shares common

Penn Wheeling Acquisition Company,  Metal closure manufacturer          13% debt security, due      1,841,887
LLC                                                                     March 10, 2007
Glen Dale, West Virginia                                                62 units Class B
                                                                        membership interest
                                                                        24 units Class C
                                                                        membership interest
                                                                        8 units Class C
                                                                        membership interest
                                                                        3 units Class C
                                                                        membership interest

                                       46

Pratt-Read Corporation              Manufacturer of screwdriver shafts  13,889 shares Series A      1,444,467
Bridgeport, Connecticut             and handles and other hand tools    Preferred
                                                                        Warrants to purchase
                                                                        common shares
                                                                        7,718 shares Series A
                                                                        preferred
                                                                        Warrant to purchase
                                                                        common shares
                                                                        13% debt security, duly
                                                                        July 26, 2006
                                                                        Warrant to purchase
                                                                        common shares
                                                                        Warrant to purchase
                                                                        common shares

SMWC Acquisition Co., Inc.          Steel warehouse distribution and    10% debt security, due        608,605
Kansas City, Missouri               processing                          on demand
                                                                        13% debt security due
                                                                        May 19, 2007
                                                                        1,320 shares common
                                                                        Warrant to purchase
                                                                        1,100 common shares
                                                                        Warrant to purchase
                                                                        1,100 common shares
                                                                        176,550 shares Series A
                                                                        preferred

Companies Less Than 5% Owned

A-Plus Galvanizing, Inc.               Specialty metal galvanizing      12% debt security, due       247,001
Salina, Kansas                                                          February 11, 2005
                                                                        Warrant to purchase
                                                                        16,940 common shares

Architectural Art Manufacturing, Inc.  Manufacturer of industrial and   12% debt security, due      1,022,458
Wichita, Kansas                        commercial boilers and shower    March 31, 2007
                                       doors, frames and enclosures     Warrant to purchase
                                                                        11,143 common shares
                                                                        10% debt security due
                                                                        March 31, 2007
                                                                        Warrant to purchase
                                                                        121,457 common shares

Central Fiber Corporation              Recyles and manufactures         12% debt security, due        654,456
Wellsville, Kansas                     cellulose fiber products         December 31, 2005
                                                                        12% debt security, due
                                                                        December 31, 2005
                                                                        Warrant to purchase
                                                                        490.67 common shares

Divine, Inc.                           Database mining and analysis     8,904 common shares                89
Chicago, Illinois

                                       47

FreightPro, Inc.                       Internet-based outsource         16% debt security, due        175,002
Overland Park, Kansas                  provider of freight logistics    February 21, 2007
                                                                        Warrant to purchase
                                                                        243,810 common shares
                                                                        16% debt security, due
                                                                        February 15, 2007
                                                                        Warrant to purchase
                                                                        81,270 common shares
                                                                        Warrant to purchase
                                                                        41,097.80 common shares

JHT Holdings, Inc.                     Provider of truck drive-away,    1,238 shares Class A          780,020
Joplin, Missouri                       internet-based auction and       common
                                       related services to the
                                       commercial truck industry

Lee Mathews Equipment, Inc.            Distributor of industrial pump   12% debt security, due        560,636
Kansas City, Missouri                  systems                          March 10, 2005
                                                                        Warrant to purchase
                                                                        153,654 common shares
                                                                        12% debt security, due
                                                                        March 10, 2005

Linton Truss Corporation               Manufacturer of residential      542.8 common shares           450,015
Delray Beach, Florida                  roof and floor truss systems     400 shares Series 1
                                                                        preferred
                                                                        Warrant to purchase
                                                                        common shares
                                                                        Warrant to purchase
                                                                        common shares
                                                                        Warrant to purchase
                                                                        common shares

Monitronics International, Inc.        Provides home security systems   73,214 common shares          501,500
Dallas, Texas                          monitoring services

                                       48

Organized Living, Inc.                 Retail specialty stores for      400,000 shares Series A     1,324,202
Lenexa, Kansas                         storage and organizational       preferred
                                       products                         145,204 shares Series A
                                                                        preferred
                                                                        130,435 shares Series B
                                                                        preferred
                                                                        43,478 shares Series B
                                                                        preferred
                                                                        41,680 shares Series B
                                                                        preferred
                                                                        94,241 shares Series C
                                                                        preferred
                                                                        71,428.5714 shares Series
                                                                        C preferred
                                                                        9,295 shares Series C
                                                                        preferred
                                                                        104,167 shares Series D
                                                                        preferred
                                                                        34,722 shares Series D
                                                                        preferred
                                                                        800,000 shares Series F
                                                                        preferred

Phonex Broadband Corporation           Power line communications        1,855,302 shares Series A   1,155,000
Midvale, Utah                                                           preferred

Portrait Displays, Inc.                Designs and markets pivot        12% debt security, due        743,222
Pleasanton, California                 enabling software for LCD        April 1, 2005
                                       computer monitors                8% debt security, due
                                                                        April 1, 2009
                                                                        8% debt security, due
                                                                        April 1, 2012
                                                                        Warrant to purchase
                                                                        common shares
                                                                        Warrant to purchase
                                                                        common shares

Simoniz USA, Inc.                      Producer of cleaning and wax     12% debt security, due        628,949
Bolton, Connecticut                    products under both the          April 1, 2008
                                       Simoniz brand and private
                                       label brand names

SnapNames.com, Inc.                    Domain name management           10% debt security, due        852,500
Portland, Oregon                                                        March 15, 2007
                                                                        Warrant to purchase
                                                                        465,000 common shares

TransCore Holdings, Inc.               Legal, audit, logistical and     Escrow Agreement                    1
Hummelstown, Pennsylvania              internet  e-business services
                                       for the trucking industry

                                       49

Warren Family Funeral Homes, Inc.      Provider of value-priced         12% debt security, due        288,762
Topeka, Kansas                         funeral services                 June 29, 2006
                                                                        Warrant to purchase 231
                                                                        common shares
                                                                        12% debt security, due
                                                                        June 29, 2006
                                                                        Warrant to purchase 115.5
                                                                        common shares

                                       50

                                   MANAGEMENT

Board of Directors

     The  management  of  MACC,  including  general  supervision  of the  duties performed  by the  Investment  Adviser,  is the  responsibility  of the Board of
Directors. Pursuant to MACC's Articles of Incorporation and Bylaws, the Board of
Directors consists of nine directors. Each director serves for a one-year term.

Information Concerning Directors

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND         OTHER
                                   DIRECTOR'S         PRINCIPAL                  COMPLEX         PUBLIC
    NAME,           POSITION(S)    LENGTH OF        OCCUPATION(S)               OVERSEEN         COMPANY
   ADDRESS*         HELD WITH         TIME          DURING PAST 5                  BY           DIRECTOR-
   AND AGE             FUND          SERVED             YEARS                   DIRECTOR**       SHIPS

Independent
Directors

Paul M. Bass, Jr.    Director      Director since   Vice Chairman of                            Keystone
Age 69                             1994             First Southwest                             Consolidated
                                                    Company, a regional                         Industries;
                                                    investment banking
                                                    firm.                                       Compx
                                                                                                International

Michael W. Dunn      Director      Director since   President and                               None
Age 55                             1994             Director of Farmers
                                                    & Merchants Savings
                                                    Bank of Manchester,
                                                    Iowa and Vice
                                                    President and
                                                    Director of
                                                    Security Savings
                                                    Bank of Eagle
                                                    Grove, Iowa.  Mr.
                                                    Dunn also serves as
                                                    President and
                                                    C.E.O. of Dunn
                                                    Investment Co., a
                                                    bank holding
                                                    company for both
                                                    banks.

Jasja Kotterman      Director      Director since   Vice President,                             None
Age 34                             2004             Strategic Planning
                                                    and Business
                                                    Development for
                                                    Primedia Inc., a

                                       51

                                                    diversified media
                                                    company

Shane Robison        Director      Director since   Executive Vice                              None
Age 50                             2004             President and Chief
                                                    Strategy and
                                                    Technology Officer,
                                                    Hewlett-Packard
                                                    Company

Gordon J. Roth       Director      Director since   Chief Financial                             None
Age 50                             2000             Officer and
                                                    Executive Vice
                                                    President of Roth
                                                    Capital Partners,
                                                    LLC (formerly known
                                                    as Cruttenden
                                                    Roth), an
                                                    independent
                                                    investment banking
                                                    firm

Martin Walton        Director      Director since   President of TD                             None
Age 41                             2004             Options LLC and
                                                    Global Head of
                                                    Equity Derivatives
                                                    for TD Securities
                                                    (the investment
                                                    bank arm of the
                                                    Toronto-Dominion
                                                    Bank)

Interested
Directors

Benjamin             Director      Director since   President of                                None
Jiaravanon***                      2004             Strategic Planning
age 33                                              Group of Charoen
                                                    Pokphand Indonesia,
                                                    an agribusiness
                                                    conglomerate

Kent I. Madsen***    President,    Director since   Managing Director
Age 38               Chief         2003             of Wasatch Venture
                     Executive                      Fund; Officer of
                     Officer, and                   Zion's Bank SBIC
                     Director                       Venture Fund;
                                                    Managing Director
                                                    of the Investment
                                                    Adviser

                                       52

Geoffrey T.          Director      Director since   Executive Chairman                          Polaris
Woolley***                         2003             of European Venture                         Ventures, Euclid
Age 45                                              Partners; Managing                          SR Partners, Von
                                                    Director of the                             Braun &
                                                    Investment Adviser                          Schrieber
                                                                                                Private Equity

____________________________________

*Unless  otherwise  provided,  the address of the  individuals  in the foregoing table is: 15 West South Temple Street, Suite 520, Salt Lake City, Utah 84101.

**No other funds in MACC complex.

***Mr.  Jiaravanon,  Mr.  Madsen and Mr.  Woolley  are  "interested  persons" as defined by the 1940 Act. See "MANAGEMENT."

                                              DOLLAR RANGE*                AGGREGATE DOLLAR RANGE**
                                          OF EQUITY SECURITIES           OF EQUITY SECURITIES IN ALL
      NAME OF DIRECTOR                           IN MACC                    FUNDS IN MACC COMPLEX

Paul M. Bass, Jr.                             over $100,000

Michael W. Dunn                            $50,001 - $100,000

Kent I. Madsen                                over $100,000

Gordon J. Roth                              $10,001 - $50,000

Geoffrey T. Woolley***                     $50,001 - $100,000

____________________________________

*As of March 30, 2004.
**No other funds in MACC complex
*** Mr. Woolley is a party to a line of credit  agreement with MACC.  Under this agreement,  amounts  loaned  by Mr.  Woolley  to MACC may be  converted,  at his option,  into Shares. The amount reported here does not include any Shares which may be so acquired. See "DESCRIPTION OF COMMON STOCK -- Convertible Debt."

Committees and Meetings

     During Fiscal Year 2003,  fourteen  meetings of the Board of Directors were held.  In  addition,  six  meetings of the Audit  Committee,  one meeting of the
Nominating  Committee and three meetings of the Investment  Committee were held.
Each of the  Directors  attended  at least 75% of the  meetings  of the Board of
Directors and at least 75% of the meetings  held by the  committees of the Board of Directors on which that  Director  served.  The Audit  Committee  consists of
Michael W. Dunn (Chair), Paul M. Bass, Jr. and Gordon J. Roth.

                                       53

     Audit Committee

     The  Audit  Committee  makes  recommendations  to the  Board  of  Directors regarding  the  engagement of the  independent  auditors for audit and non-audit services;  evaluates  the  independence  of the  auditors  and reviews  with the independent  auditors the fee, scope and timing of audit and non-audit services.
The Audit  Committee also is charged with  monitoring the  Corporation's  Policy
Against Insider Trading and Prohibited Transactions and its Code of Conduct. The
Audit Committee has adopted a written charter.

     The Audit Committee presently consists of Michael W. Dunn (Chair),  Paul M.
Bass, Jr. and Gordon J. Roth.  Each member of the Audit Committee is independent under Nasdaq listing standards.

     Nominating/Governance Committee

     In  last  2003,  the  Nominating   Committee  adopted  a  written  charter,
subsequently  approved  by the  Board  of  Directors,  which  reconstituted  the
Nominating Committee as the Nominating/Governance Committee. Among other things, the  Nominating/Governance  Committee  recommends  to  the  Board  of  Directors nominations for Director of the Corporation.

     The Nominating/Governance  Committee may seek input from other Directors or senior management in identifying  candidates.  Under the  Corporation's  Bylaws, shareholders  desiring to  nominate  persons for  election  as  directors  or to propose other  business for  consideration  at an annual  meeting must generally notify the Secretary of MACC in writing not less than 60 days,  nor more than 90 days,  prior to the date on which MACC first mailed its proxy  materials for the prior year's  annual  meeting.  Accordingly,  shareholders  desiring to submit a proposal for  consideration at the 2005 Annual Meeting of shareholders must give written  notice of the proposal to the  Secretary  not earlier than November 10,
2004, and not later than December 10, 2004.

     The  Nominating/Governance  Committee also oversees the formulation of, and recommends for adoption to the Board, a set of corporate governance  guidelines.
The  Nominating/Governance  Committee also periodically reviews and reassess the corporate governance guidelines of the Company and recommens appropriate changes to the Board for approval. The Nominating/Governance  Committee also reviews and approves  annually  MACC's  compensation  program  for  service  on the Board of
Directors or any of its committees.

     The Nominating/Governance Committee presently consists of Paul M. Bass, Jr.
(Chair),   Jasja   Kotterman   and   Shane   Robison.   All   members   of   the
Nominating/Governance Committee are independent under Nasdaq listing standards.

     Investment Committee

     The Investment Committee assists the full Board of Directors with oversight of the Corporation's  investment  portfolio and evaluates any proposed revisions to the Corporation's  investment policy.  The Investment  Committee also assures compliance  with  the  Corporation's  policies  regarding  investments  made  in
participation   with  other  funds  managed  by  InvestAmerica,   with  entities
controlling,  controlled by or under common  control with Atlas,  and with other affiliates.  The voting members of the Investment  Committee  presently  include
Paul M. Bass, Jr., Michael W. Dunn, Jasja  Kotterman,  Shane Robison,  Gordon J.
Roth, and Martin Walton. All voting members are independent under Nasdaq listing standards.  The nonvoting ex officio  members are Benjamin  Jiaravanon,  Kent I.
Madsen and Geoffrey T. Woolley.

     Valuation Committee

     Since the end of Fiscal Year 2003,  the Board of Directors  has appointed a
Valuation  Committee  to  assist  the  Board of  Directors  with  its  quarterly portfolio  valuation.  The Valuation Committee meets with the portfolio managers to review the portfolio  managers' proposed  valuations of all investments.  The
Valuation  Committee then recommends  proposed valuations to the full Board, and selects  investments  for  review  by the full  Board  which  have had  material developments or are otherwise determined  appropriate for individual review. The full Board then  reviews the report of the  Valuation  Committee  as well as all portfolio  investments  recommend for review at the

                                       54

meeting.  The full  Board  also  receives  the  complete  valuation  report  and recommendations  on all investments and may ask questions or for detailed review of any  investment.  The Board then  approves  the  valuation  of all  portfolio investments,  with any changes  approved at the meeting.  Current members of the
Valuation Committee are Jasja Kotterman, Kent I. Madsen and Martin Walton.

Director Compensation

     The following  table sets forth  certain  details of  compensation  paid to
Directors  during Fiscal Year 2003,  which includes  compensation for serving on the Boards of  Directors of MACC and  MorAmerica  Capital (the only wholly owned subsidiary of MACC). For purposes of the following table,  MACC Complex (as that term is defined in Item 22(a)(1)(v) of Reg.  ss.240.14a-101)  consists solely of
MACC and MorAmerica  Capital.  MACC presently maintains no pension or retirement plans for its Directors.

                                                    Aggregate Compensation
            Name and Position                 From Corporation and Fund Complex(1)

Paul M. Bass, Jr.                                         $30,350
Chairman of the Board

David R. Schroder,                                           -0-
Director, President and Secretary

Robert A. Comey,                                             -0-
Director, Executive Vice President
and Treasurer

Henry T. Madden, Director(4)                               15,800

John D. Wolfe, Director(4)                                 15,350

Michael W. Dunn, Director                                  16,550

Gordon J. Roth, Director                                   16,400

Todd J. Stevens(2)                                         15,050

Jeri J. Harman(3)                                           3,000
____________________________________

   (1) Consists only of directors' fees and does not include reimbursed  expenses.
MACC presently maintains no pension or retirement plans for its Directors.

   (2)  Mr. Stevens resigned from the Board of Directors on October 7, 2003.

   (3)  Ms. Harman resigned from the Board of Directors on October 9, 2002.

   (4)  The terms of Mr. Madden and Mr. Wolfe expired in February, 2004.

Executive Compensation and Options

     Officers of MACC receive no  compensation  from MACC. MACC has never issued options or warrants to officers or directors of MACC.

                                       55

Auditor

     The Audit Committee has selected KPMG LLP ("KPMG"),  666 Grand Avenue, 2500
Ruan  Center,  Des  Moines,  Iowa 50309  audit MACC for the fiscal  year  ending
September 30, 2004.  KPMG has performed  audit services for MACC since 1994. The aggregate  fees  billed  by KPMG for  audit  services  for the  audit of  MACC's financial  statements  included  in MACC's  Form  10-K and the  review of MACC's financial  statements  included  in  MACC's  Forms  10-Q for 2002 and 2003  were
$78,840 and $110,150, respectively.

                    INFORMATION ABOUT OFFICERS AND PRINCIPALS
                       OF MACC AND THE INVESTMENT ADVISORS

MACC Officers

Geoffrey T. Woolley

     Mr. Woolley, age 45, has been a Director of MACC since 2003 and Chairman of the Board  since  April 30,  2004.  Mr.  Woolley is also a Managing  Director of
Atlas.  He is  currently  Chairman of European  Venture  Partners,  a company he founded in 1997 to introduce  "venture leasing," an asset-backed debt instrument with equity  participation to the European and Israeli  markets.  Mr. Woolley is also the  Founding  Partner of Dominion  Ventures,  Inc., a company he formed in
1985. Mr. Woolley also serves as an advisor and/or investor to Polaris Ventures,
Euclid SR Partners and Von Braun & Schrieber  Private Equity. He holds an M.B.A.
from the  University of Utah and a B.S. in Business  Management  with a Minor in
Economics from Brigham Young University.

Kent I. Madsen

     Mr.  Madsen,  age 38,  has been a  Director  of MACC  since  2003 and Chief
Executive  Officer since March,  2004. Mr. Madsen is also a Managing Director of
Atlas  and a  Managing  Director  of  Wasatch  Venture  Fund,  where he has been employed  since  1998.  Mr.  Madsen also has served as an officer of Zion's Bank
SBIC  Venture Fund since 2001.  From 1994 to 1996,  Mr.  Madsen  worked for Ford
Motor Company,  initially in the Advanced  Technology  Group and later in Ford's
China  Operations.  Mr.  Madsen  received a B.S. in Mechanical  Engineering  and
Applied   Mechanics  with  a  Minor  in  Mathematics   from  the  University  of
Pennsylvania. He also received a M.S.E. from the University of Michigan, an M.A.
in  International  Studies  from  the  Lauder  Institute  at the  University  of
Pennsylvania  and an  M.B.A.  from  the  Wharton  School  at the  University  of
Pennsylvania.

David R. Schroder

     Mr.  Schroder,  age 61, has been Chief  Financial  Officer and Treasurer of
MACC since March, 2004. Mr. Schroder is also President, Secretary and a Director of the  Subadviser.  Prior to his  current  position,  Mr.  Schroder  served  as
President, Secretary and a Director of MACC since 1994. Since 1985, Mr. Schroder has been a principal  of  InvestAmerica  Venture  Group,  Inc.  and is presently
President,  Secretary and a Director.  From 1985 to 1994,  InvestAmerica Venture
Group, Inc. provided  management and investment  services to MorAmerica Capital.
Venture Group presently provides management and investment services to a private investment partnership, the Iowa Venture Capital Fund, L.P. Mr. Schroder is also
President,  Secretary and a Director of  InvestAmerica  N.D.  Management,  Inc.,
which provides  management and investment  services to NDSBIC, L.P. Mr. Schroder is also President,  Secretary and a Director of  InvestAmerica  ND, L.L.C.,  the
general  partner of NDSBIC,  L.P. Since 2002 Mr.  Schroder is also President and
Secretary of  InvestAmerica  L&C Management,  Inc. and  InvestAmerica  L&C, LLC,
respectively  the  Manager  and  General  Partner  of Lewis  and  Clark  Private
Equities,  LP, an SBIC.  Since August,  2004, Mr. Schroder is also President and
Secretary  of  InvestAmerica  NW  Management,  Inc. and  InvestAmerica  NW, LLC,
respectively the Manager and General Partner of Invest Northwest,  LP, a private venture capital limited  partnership.  As a representative of the Subadviser and affiliates,  Mr.  Schroder  also serves on the boards of directors of several of
MACC's portfolio  companies and the portfolio  companies of other managed funds.
Mr. Schroder received a B.S.F.S.  from Georgetown  University and an M.B.A. from the University of Wisconsin.

                                       56

Robert A. Comey

     Mr.  Comey,  age 58, has been Chief  Financial  Officer  and  Treasurer  of
MorAmerica  Capital  since  March,  2004.  Mr.  Comey  is  also  Executive  Vice
President,  Treasurer  and a Director  of the  Subadviser.  Prior to his current position,  Mr. Comey served as Vice  President,  Treasurer and a Director of the
Corporation  since 1994. Mr. Comey was named Executive Vice President of MACC in
1995. Since 1986, Mr. Comey has been a principal of InvestAmerica Venture Group,
Inc. and is presently Executive Vice President,  Treasurer and a Director.  From
1985 to 1994,  Venture Group  provided  management  and  investment  services to
MorAmerica  Capital.  Venture Group presently provides management and investment services to a private  investment  partnership,  the Iowa Venture  Capital Fund,
L.P. Since 1996, Mr. Comey has also been Executive Vice President, Treasurer and a Director of InvestAmerica N.D. Management, Inc., which provides management and
investment   services  to  North  Dakota  Small  Business   Investment   Company
("NDSBIC"), a private investment partnership based in North Dakota. Mr. Comey is also Executive Vice President,  Treasurer,  and a Director of InvestAmerica  ND,
L.L.C.,  the general  partner of NDSBIC.  Since 2002 Mr. Comey is also Executive
Vice President of InvestAmerica L&C Management, Inc. and InvestAmerica L&C, LLC,
respectively  the  Manager  and  General  Partner  of Lewis  and  Clark  Private
Equities,  LP, an SBIC.  Since August,  2004,  Mr. Comey is also  Executive Vice
President  of  InvestAmerica  NW  Management,  Inc. and  InvestAmerica  NW, LLC,
respectively the Manager and General Partner of Invest Northwest,  LP, a private venture capital limited  partnership.  As a representative of the Subadviser and affiliates,  Mr.  Comey  also  serves on the boards of  directors  of several of
MACC's portfolio  companies and the portfolio  companies of other managed funds.
Mr. Comey received an A.B. in Economics from Brown University and an M.B.A. from
Fordham University.

Timothy A. Bridgewater

     Mr. Bridgewater, age 43, has been Vice President and Assistant Secretary of
MACC since  February 24, 2004.  Mr  Bridgewater  is also a Managing  Director of
Atlas.  He is currently the  President of Interlink  Management  Corporation,  a
management  consulting firm he founded in 1994. Since 1998, Mr.  Bridgewater has also served as the Vice President of the American-Thai Foundation for Education,
a non-profit  scholarship and rural Thai support  organization.  Mr. Bridgewater
also  currently   serves  on  the  advisory   board  of  Gunderboom,   Inc.,  an
environmental  services company. From 2000 until 2003, Mr. Bridgewater served on the board of directors of China Motion  Telecom  International,  Ltd.,  and from
2001  until  2003 he  served  on the  advisory  board  of  LiveTutor,  Inc.  Mr.
Bridgewater received a B.S. in Business Finance from Brigham Young University in
1985.

Investment Adviser Principals

     In addition to Mr. Woolley,  Mr. Madsen and Mr. Bridgewater,  the following are principals of Atlas, the Investment Adviser.  Together with Mr. Madsen, each of these  principals has  responsibility  for day-to-day  management of all or a portion of MACC's investment portfolio.

Nick Efstratis

     Mr. Efstratis joined Atlas shortly after its formation. He is also employed by Wasatch Management Partners, LLC, which manages the Wasatch Venture Funds. He joined Wasatch  immediately  after  completing his MBA at the Marriott School at
BYU in 1999.  While pursuing his MBA, Mr. Efstratis was retained as a consultant for  Wasatch  to  research,  analyze,  and  make  recommendations  on  strategic investments.  In addition,  he worked for Excite  Corporation as an Associate in
Business Development. While at Excite, Mr. Efstratis worked with Excite's Senior
Management  and  production  teams to identify  the key  content and  technology elements needed to further advance Excite's services, distribution and branding.
Prior to pursuing his MBA, Mr. Efstratis was a founding member of the management team of  NetDocuments.  He received a B.S. in  Entrepreneurship  with a minor in
Accounting/Economics from Brigham Young University in 1997.

                                       57

Michael Hennessy

     Mr. Hennessy  currently serves as an associate with Atlas,  joining shortly after its creation.  He has responsibility for deal sourcing,  due diligence and financial  modeling.  Mr.  Hennessy began his career as an investment  banker at
Credit  Suisse First  Boston from 1997 to 1999 where he worked on  international
mergers,  acquisitions,   divestitures,   restructurings  and  equity  and  debt
offerings  in a  variety  of  industries  and  countries.  He  then  joined  the management team of a financial services software start-up with  responsibilities in fundraising,  business  development and strategy where he worked from 1999 to
2002.  The  company  raised $30 million in venture  capital and was  acquired by
Mellon  Financial.  Mr. Hennessy  subsequently  worked as a technology  research analyst  for Great  Companies,  LLC, a large cap growth  mutual fund from May to
August, 2003. Mr. Hennessy received his B.A. in English Literature from Williams
College  in 1994 and his  M.B.A.  from  Brigham  Young  University  where he was awarded the Hawes and Dean's Scholarships in 2004.

Todd J. Stevens

     Mr.  Stevens  has been  Managing  Director  with Atlas since  March,  2004.
Between 1997 and 2003, Mr. Stevens was a Director of MACC and MorAmerica.  Since
1993, Mr. Stevens has been the Managing Director of the Wasatch Venture Funds, a
$50,000,000  early  stage  venture  capital  fund  complex  and   majority-owned
subsidiary  of Zions First  National Bank (the  "Bank").  Mr.  Stevens is also a
Manager of the Bank's Venture  Capital  Department.  From 1991 through 1993, Mr.
Stevens  was a  Managing  Director  of  Stevens  Wood,  Inc.,  a  financial  and managerial  consulting  firm which  assisted in raising  equity and debt private placements.  Mr. Stevens was also Development Manager,  Assistant Treasurer, and
Treasurer  for  Bonneville  Pacific  Corporation  from  1987-1991,  in which his functions included negotiating,  closing and administering corporate and project finance  credit  facilities.  From 1985  through  1987,  Mr.  Stevens  performed financial analysis for development,  acquisition and sale of retail,  commercial and hotel properties for Homart  Development  Company.  Mr. Stevens received his
B.S. in Accounting  and  Management  from  University  of Utah in 1983,  and his
M.B.A. in 1985 from Harvard Graduate School of Business Administration.

Subadviser Principals

     The following are principals of  InvestAmerica,  the  Subadviser.  Together with Mr. Schroder and Mr. Comey, each of these principals has responsibility for day-to-day management of all or a portion of MACC's investment portfolio.

Kevin F. Mullane

     Mr.  Mullane,  age 48, has been a Senior Vice President of MACC since 1994.
Mr.  Mullane is also  Senior  Vice  President,  Treasurer  and a Director of the
Subadviser.  Since  1985,  Mr.  Mullane has been a  principal  of  InvestAmerica
Venture Group, Inc. and is presently Senior Vice President and a Director.  From
1985 to 1994,  Venture Group  provided  management  and  investment  services to
MorAmerica  Capital.  Venture Group presently provides management and investment services to a private  investment  partnership,  the Iowa Venture  Capital Fund,
L.P.  Since 1996, Mr. Mullane has also been Senior Vice President and a Director of InvestAmerica ND Management,  Inc., which provides  management and investment services to North Dakota Small Business Investment Company ("NDSBIC"), a private investment  partnership  based in North Dakota.  Mr. Mullane is also Senior Vice
President and a Director of InvestAmerica  N.D.,  L.L.C., the general partner of
NDSBIC.  Since 2002 Mr. Mullane is also Senior Vice  President of  InvestAmerica
L&C Management,  Inc. and InvestAmerica  L&C, LLC,  respectively the Manager and
General Partner of Lewis and Clark Private Equities,  LP, an SBIC. Since August,
2004, Mr. Mullane is also Senior Vice President of  InvestAmerica NW Management,
Inc. and InvestAmerica NW, LLC,  respectively the Manager and General Partner of
Invest  Northwest,  LP, a private  venture  capital  limited  partnership.  As a representative of the Subadviser and affiliates,  Mr. Mullane also serves on the boards of directors of several of MACC's  portfolio  companies and the portfolio companies of other managed funds.  Mr. Mullane received an M.B.A. and an M.S. in
Business   Administration,   Emphasis  in  Accounting,   from  Rockhurst  Jesuit
University.

                                       58

Michael H. Reynoldson

     Mr. Reynoldson, age 39, has been a Vice President of MACC since 2000. Since
2002,  Mr.  Reynoldson  is also Vice  President of  InvestAmerica  L&C, LLC, the
General Partner of Lewis and Clark Private Equities,  LP, an SBIC. Since August,
2004,  Mr.  Reynoldson  is also Vice  President  of  InvestAmerica  NW, LLC, the
General  Partner of Invest  Northwest,  LP, a private  venture  capital  limited
partnership.   As  a  representative  of  the  Subadviser  and  affiliates,  Mr.
Reynoldson also serves on the boards of directors of several of MACC's portfolio companies and the portfolio companies of other managed funds. From 1999 to 2000,
Mr.  Reynoldson  was a Managing  Director of AAVIN,  LLC, a venture  capital and private equity fund. Mr.  Reynoldson  received an M.B.A.  from the University of
Iowa and an B.A. in Business Administration from Washington State University.

Securities Trading Policy

     MACC has  adopted a policy  pursuant  to Rule 17j-1 under the 1940 Act that permits investment personnel to invest in securities,  including securities that may be purchased or held by MACC, for their own accounts. The securities trading policy is on public  file  with,  and is  available  from,  the  Securities  and
Exchange  Commission's Public Reference Room in Washington,  D.C. Information on
the  operation  of the Public  Reference  Room may be  obtained  by calling  the
Commission at (202)-942-8090, and this policy is available on the EDGAR database as an exhibit to MACC's  registration  statement on Form N-2 for this  offering, which is found on the Commission internet site at http://www.sec.gov.  A copy of this policy may be  obtained,  after  paying a  duplicating  fee, by  electronic request at the following e-mail address:  publicinfo@sec.gov,  or by writing the
Commission's Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

     SEC registered  investment advisors that have the authority to vote proxies for their  clients are  required to adopt  policies  and  procedures  reasonably designed to ensure that the advisor votes  proxies in the best  interests of its clients. Registered advisors also must maintain certain records on proxy voting.

     MACC has adopted Proxy Voting Polices and Procedures,  which have also been adopted by Atlas and  InvestAmerica.  In some cases,  MACC invests in securities that do not generally entitle MACC to voting rights in our portfolio  companies.
When MACC does have voting rights, they are delegated to Atlas and InvestAmerica under our investment advisory agreements.

     In  determining  how to vote,  our  advisors  will  take into  account  the interests  of MACC  and its  shareholders  well as any  potential  conflicts  of interest.  The  compliance  officer  of  each  of our  advisors  will  implement procedures  to identify and deal with any  conflicts  of interest.  The advisors will report  regularly  to the Board of  Directors  regarding  any  conflicts of interest and  resolution of those  conflicts as well as any other issues arising under the proxy  policy and any  recommended  changes to the proxy  policy.  The advisors will also keep detailed records of proxy voting and the  administration of the proxy policy, which are available to MACC upon request.

PRINCIPAL SHAREHOLDERS

     The  following  table sets  forth  certain  information  known to MACC with respect to  beneficial  ownership of MACC's Common Stock as of June 30, 2004 (i)
for all  persons  who are  beneficial  owners  of 5% or more of the  outstanding shares of MACC's Common Stock (ii) each director of MACC, and (iii) all officers and directors of MACC as a group:

                                       59

                                               NUMBER  OF   SHARES
                                                BENEFICIALLY OWNED
NAME OF BENEFICIAL OWNER                      DIRECTLY OR INDIRECTLY        PERCENT OF CLASS

Atlas Management Partners, LLC(1)                 910,146 Shares                 39.10%
15 West South Temple  Street, Suite 520
Salt Lake City, Utah 84101

Bridgewater International Group, LLC(1)           804,689 Shares                 34.55%
10500 South 1300 West
South  Jordan, Utah 84095

Paul M. Bass, Jr.                                  37,000 Shares                  1.59%
15 West South Temple  Street, Suite 520
Salt Lake City, Utah 84101

Michael W. Dunn                                    23,827 Shares                  1.02%
15 West South Temple  Street, Suite 520
Salt Lake City, Utah 84101

Benjamin Jiaravanon(2)                                  --                         --
10500 South 1300 West
South  Jordan, Utah 84095

Jasja Kotterman                                     1,000 Shares                  0.04%
15 West South Temple  Street, Suite 520
Salt Lake City, Utah 84101

Kent I. Madsen(3)                                 913,146 Shares                 39.18%
15 West South Temple  Street, Suite 520
Salt Lake City, Utah 84101

Gordon J. Roth                                      3,951 Shares                  0.17%
15 West South Temple  Street,  Suite 520
Salt Lake City, Utah 84101

Geoffrey T. Woolley(4)                            926,094 Shares                 39.76%
15 West South Temple  Street,  Suite 520
Salt Lake City, Utah 84101

All Officers and Directors as a Group           1,148,571 Shares                 49.31%
____________________________________

     (1)  Information with respect to Atlas Management  Partners,  LLC ("Atlas")
     and Bridgewater  International  Group,  LLC  ("Bridgewater")  is based upon
     Amendment No. 2 to Schedule 13D,  dated  February 13, 2004,  filed by Atlas with the  Commission  in which Atlas  disclosed  that its has sole power to vote or to direct  the vote and  shared  power to  dispose or to direct the
     disposition  of  approximately   804,689  shares  of  MACC's  Common  Stock
     previously acquired by Bridgewater under a Shareholder and Voting Agreement entered into between  Atlas and  Bridgewater.  In addition,  Atlas has sole power to vote or to  direct  the vote and  shared  power to  dispose  or to direct the  disposition  of  approximately  105,457 shares of MACC's Common
     Stock  previously  acquired by Robert T.  Madsen  under a  Shareholder  and
     Voting  Agreement  entered  into between  Atlas and Robert T. Madsen.  Both
     Shareholder and Voting Agreements referenced above grant Atlas the right to vote the  respective  shares of  Bridgewater  and  Robert T.  Madsen for an initial period ending six years after the date upon which Atlas enters into an investment  advisory  agreement  with MACC and MorAmerica  Capital.  Mr.
     Robert Madsen is the father of Mr. Kent Madsen.

                                       60

     The Voting Managing Members of Atlas are Mr. Madsen,  Mr. Woolley,  Timothy
     A. Bridgewater, Todd J. Stevens and Nick Efstratis.

     (2)  To   the   extent   that   Bridgewater    International   Group,   LLC
     ("Bridgewater")  may be  deemed  to be in  control  of MACC as a result  of beneficial  ownership of MACC' Shares, Mr. Jiaravanon,  as the sole manager of  Bridgewater,  may be an  "interested  person" of MACC,  as that term is defined in Section 2(a)(19) of the 1940 Act. The sole member of Bridgewater is Aleksin,.  a  corporation  formed  under the laws of the British  Virgin
     Islands.  The sole shareholder of Aleksin is Maze Industrial Ltd. ("Maze").
     Maze is a corporation  formed under the laws of the British Virgin Islands.
     The sole shareholder of Maze is Sumet  Jiaravanon.  Mr. Sumet Jiaravanon is
     the father of Mr. Benjamin Jiaravanon.

     (3)  Information  with  respect to Mr. Kent Madsen is based upon  Amendment
     No. 2 to Schedule  13D,  dated  February 13, 2004,  filed by Atlas with the
     SEC. Mr. Kent Madsen has sole voting and sole dispositive  power over 3,000 shares of MACC's Common Stock and, as a voting managing  director of Atlas, has shared control over the voting power of Atlas on an additional  910,146 shares of MACC's Common Stock. To the extent that Atlas may be deemed to be in control of MACC as a result of beneficial  ownership and voting  control of MACC's Common Stock, and as Atlas is the investment advisor for MACC and
     MorAmerica Capital, Mr. Kent Madsen, who is currently a member and a voting managing director of Atlas, may be an "interested  person" of MACC, as that term is defined in Section 2(a)(19) of the Investment Company Act.

     (4)  Information  with respect to Mr. Woolley is based upon Amendment No. 2 to Schedule 13D, dated  February 13, 2004,  filed by Atlas with the SEC. To the extent that Atlas may be deemed to be in control of MACC as a result of beneficial ownership and voting control of MACC Shares, and as Atlas is the investment advisor for MACC and MorAmerica Capital,  Mr. Woolley,  who is a
     member and voting managing director of Atlas, may be an "interested person"
     of MACC,  as that term is  defined in Section  2(a)(19)  of the  Investment
     Company  Act.  In  addition,  Mr.  Woolley  is a party to a line of  credit agreement with MACC. Under this agreement, amounts loaned by Mr. Woolley to
     MACC may be converted,  at his option,  into Shares.  See  "DESCRIPTION  OF
     COMMON STOCK -- Convertible Debt."

     The ability of Atlas,  MACC's Investment Adviser, to vote approximately 39%
of MACC's  shares may be  considered  to provide Atlas with control of MACC (for purposes  of the 1940 Act,  a person is  presumed  to  control a company if that person  has the  power to vote  more  than  25% of the  voting  securities  of a company).  Atlas'  ability to control MACC is,  however,  limited by a number of
provisions  of  the  1940  Act,  other  federal   securities  laws  and  related
regulations,  for example,  those requiring that certain capital transactions be approved by a majority of  disinterested  shareholders and the requirement for a majority of independent  directors and Board committees  composed of independent directors.

                        FEDERAL INCOME TAX CONSIDERATIONS

Federal Income Tax Consequences of the Offering

     The U.S.  federal income tax  consequences  to holders of Common Stock with respect to the Offering will generally be as follows:

     •    The distribution of Rights to Record Date Shareholders will not result in  taxable  income  to such  holders  nor will such  holders  realize taxable income as a result of the exercise of the Rights.

     •    The basis of a Right  will be (a) to a holder of Common  Stock to whom it is issued and who  exercises  or sells the Right is  expected to be zero,  since  the fair  market  value of the Right  immediately  after issuance is  expected to be less than 15% of the fair market  value of the Common Stock with regard to which it is issued  (unless the holder elects,  by filing a statement with his timely filed income tax return for the year in which the Rights are  received,  to allocate the basis of the Common  Stock  between the Right and the Common  Stock based on their  respective  fair market values  immediately  after the Right

                                       61

          is issued);  (b) to a holder of Common  Stock to whom it is issued and who allows the Right to expire,  zero; and (c) to anyone who purchases a Right in the market, the purchase price for a Right.

     •    The holding  period of a Right  received by a Record Date  Shareholder includes  the holding  period of the Common Stock with regard to which the Right is issued.

     •    Any gain or loss on the sale of a Right  will be  treated as a capital gain or loss if the  Right  is a  capital  asset  in the  hands of the seller.  Such a capital gain or loss will be long-term or  short-term, depending  on whether  the Right has been held for more than one year, after  giving  effect  to the rule set forth in the  preceding  bullet point.  A Right  issued with regard to Common  Stock will be a capital asset in the hands of the  person  to whom it is issued if the  Common
          Stock was a capital  asset in the hands of that person.  If a Right is allowed to expire, there will be no loss realized unless the Right had been acquired by purchase, in which case there will be a loss equal to the basis in the Right.

    •     If the Right is exercised by the Record Date Shareholder, the basis of the Common Stock received will include the basis, if any, allocated to the Right and the amount paid upon exercise of the Right.

    •     If the Right is  exercised,  the  holding  period of the Common  Stock acquired begins on the date the Right is exercised.

     The foregoing is only a summary of applicable  federal  income tax laws and does not include any state or local tax consequences of the Offering. Holders of
Rights should consult their own tax advisors  concerning the tax consequences of the Offering.

Taxation of MACC

     Prior  to  MACC's   inception,   MACC's   predecessor  and  its  affiliates
accumulated  substantial net operating loss carryforwards for federal income tax purposes.  Management  estimates  that as of  September  30,  2003,  MACC's  net operating loss  carryforwards  are approximately  $19.9 million,  of which $15.9 million  are  available  for the fiscal  year ended  September  30, 2004 and the remaining $4 million becoming available $1 million each year.

     MACC  anticipates  utilizing these net operating loss  carryforwards  for a number of years. After MACC has utilized such net operating loss  carryforwards,
MACC is  contemplating  making a Subchapter  M election.  Subchapter M treatment essentially  means that certain  income is taxed at the  shareholder  level only with no tax at the corporate level,  although certain built-in gains at the time of the election may be subject to a corporate level tax at MACC.

Taxation of Shareholders

     OVERVIEW:  Distributions  paid to  shareholders  by MACC from its  ordinary income  or its net  capital  gains  ("Regular  Dividends")  will be  taxable  to shareholders  as ordinary  income to the extent of MACC's current or accumulated earnings and  profits.  Distributions  in excess of MACC's  earnings and profits will first reduce the adjusted tax basis of a  shareholder's  Shares and,  after such adjusted tax basis is reduced to zero, will constitute either short-term or long-term  capital gains  (depending on a  shareholder's  holding period for his
Shares), assuming the Shares are held as capital assets.

     Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("JGTRRA"),
special rules apply to Regular Dividends paid to individual  shareholders.  Such
Regular  Dividends,  with respect to taxable years beginning on or after January
1, 2003 and ending on or before  December 31, 2008, may be subject to tax at the rates generally  applicable to long-term  capital gains for  individuals  (which under  the  JGTRRA  have been  reduced  to a  maximum  rate of 15% with  respect long-term  capital  gains  recognized in taxable years ending on or after May 6,
2003 and before taxable years beginning after December 31, 2008),  provided that the  individual  shareholder  meets certain  holding  period  requirements.  The maximum long-term capital gains rate of 15% will generally apply to such portion of the  Regular  Dividends  paid  by  MACC  to an  individual  shareholder  in a particular taxable year.

                                       62

     Corporate  shareholders which are otherwise eligible to claim the dividends received  deduction under section 243 of the Code can deduct 70% of such portion of a dividend as is received  with respect to their  Shares as  represent  their proportionate share of the eligible dividend income distributed by MACC. Capital gains  dividends  do not  qualify for the  dividends  received  deduction  under section 243 of the Code.

     SALE OF SHARES:  On a sale of Shares,  a shareholder  will realize  taxable
gain  or  loss  depending  upon  the  amount   realized  on  the  sale  and  the
shareholder's basis for the Shares. That gain or loss will be treated as capital gain or loss if the  shareholder  held the Shares as capital  assets and will be long-term  capital  gain or loss if the Shares were held for more than one year.
Any such loss will be  disallowed to the extent the Shares that were disposed of are  replaced  (such as pursuant to the  Dividend  Reinvestment  Plan)  within a period of 61 days  beginning 30 days before and ending 30 days after the date of disposition.  In such a case, the basis of the acquired  Shares will be adjusted to reflect the  disallowed  loss. Any loss realized by a shareholder on the sale of Shares held for six months or less will be treated as  long-term,  instead of short-term,  capital  loss  to the  extent  of any  capital  gain  distributions received by the shareholder on those Shares or any undistributed capital gains.

Backup Withholding

     MACC is required to withhold  federal  income tax at the rate of 28% on all dividends,  capital gain  distributions  and repurchase  proceeds payable to any individuals and certain other noncorporate shareholders who fail to provide MACC with  certain  information,  including  their  correct  taxpayer  identification
number,   or  who  otherwise   (with  respect  to  dividends  and  capital  gain
distributions) are subject to backup withholding under section 3406 of the Code.
Any amount  withheld  under the backup  withholding  provisions  may be credited against a shareholder's U.S. federal income tax liability.

Foreign Withholding Taxes Imposed on MACC

     Income  received by MACC from sources within foreign  countries,  and gains realized on foreign  securities,  may be subject to withholding  and other taxes imposed by such countries,  which would reduce MACC's yield and/or total return.
Tax conventions  between  certain  countries and the United States may reduce or eliminate such taxes, and many foreign  countries do not impose taxes on capital gains from investments by foreign  investors.  It is impossible to determine the rate of  foreign  tax in  advance,  because  the  amount of MACC's  assets to be invested in various countries is not known.

Foreign Shareholders of MACC

     Regular  Dividends  distributed  by MACC to  non-U.S.  shareholders  (which generally  would include  non-resident  alien  individuals,  foreign  trusts and estates, foreign corporations, and foreign partnerships, in each case as defined in section 7701 of the Code) will be subject to U.S.  withholding  taxes imposed at a flat rate of 30%,  unless either (i) such non-U.S.  shareholder is entitled to an exemption from, or reduced rate of, withholding under an applicable income tax  treaty,  or (ii) such  Regular  Dividends  constitute  income  "effectively connected" with the conduct of a trade or business within the United States (or, if required  under an  applicable  income tax treaty,  are  attributable  to the conduct of a trade or  business  carried on within the United  States  through a
"permanent establishment") in respect of which the non-U.S.  shareholder will be subject to U.S.  federal income taxes on its net income at applicable  graduated rates.  In order to claim an exemption  from,  or reduced  rate of,  withholding under an  applicable  income tax treaty with  respect to Regular  Dividends  not subject to U.S. income tax on a net income basis, a non-U.S. shareholder will be required to furnish  generally a U.S.  Internal Revenue Service ("IRS") Form W-8
BEN,  and such other  information  and  documentation  as is required  under the instructions  to the Form W-8 BEN and applicable  regulations  prescribed by the
IRS,  at the times and in the manner set forth  therein.  In the case of Regular
Dividends that are  "effectively  connected" with conduct of a trade or business within the U.S.  (or, if required  under an  applicable  income tax treaty,  are attributable  to a trade or  business  carried  on  within  the U.S.  through  a
"permanent establishment"),  a non-U.S.  shareholder in order to demonstrate its exemption  from  withholding  taxes will be  required to provide an IRS Form W-8
ECI,  and such other  information  and  documentation  as is required  under the instructions  to the Form W-8 ECI and applicable  regulations  prescribed by the
IRS, at the times and in the manner set forth therein. In addition, by providing an applicable  Form W-8, a non-U.S.  shareholder  identifies  himself as being a foreign rather than a U.S. person and, therefore, exempt from backup withholding discussed above.

                                       63

     Non-U.S.  shareholders  will not be subject  either to U.S.  federal income taxes or withholding  taxes in respect of Capital Gains  Dividends,  or gains on the  sale  or  exchange  of  their  Shares,  unless  either  (i)  such  gain  is
"effectively connected" with the conduct of a U.S. trade or business, or (ii) in the case of an individual, such non-U.S.  shareholder is present in the U.S. for
183 days or more during the taxable year.

Other Tax Considerations

     The  foregoing  is only a  summary  of some of the  important  federal  tax considerations  affecting MACC and its  shareholders.  Distributions may also be subject to state,  local and  foreign  taxes,  depending  on each  shareholder's particular situation. Prospective shareholders thus are advised to consult their own tax advisers with respect to the particular tax  consequences  to them of an investment in MACC.

                           DESCRIPTION OF COMMON STOCK

General

--------------------------------------------------------------------------------

                                                                 (4)
                                                                AMOUNT
                                            (3)               OUTSTANDING
                           (2)           AMOUNT HELD BY       EXCLUSIVE OF
       (1)                AMOUNT         REGISTRANT OR        AMOUNT SHOWN
  TITLE OF CLASS        AUTHORIZED       FOR ITS ACCOUNT       UNDER (3)

   Common Stock,                                             2,329,255 as of
  $.01 Par  Value       10,000,000            -0-             June 30, 2004
--------------------------------------------------------------------------------

Common Stock

     The  holders  of  Common  Stock are  entitled  to one vote per share on all matters  submitted  for action by the  shareholders.  There is no provision  for cumulative voting rights with respect to the election of directors. Accordingly, the  holders of more than 50% of the shares of Common  Stock can, if they choose to do so,  elect  all of the  directors.  In  such  event,  the  holders  of the remaining shares will not be able to elect any directors.  The holders of shares of Common Stock are entitled to receive  dividends,  when, as and if declared by the Board of Directors, out of funds legally available therefor. In the event of liquidation,  dissolution or winding up of MACC, the holders of Common Stock are entitled to share ratably in all assets remaining  available for distribution to them after  payment of  liabilities  and after  provision has been made for each class of stock,  if any,  having  preference  over the Common Stock.  Holders of shares  of  Common  Stock,  as such,  have no  conversion,  preemptive  or other subscription  rights, and there are no redemption  provisions  applicable to the
Common Stock. All of the outstanding  shares of Common Stock are, and the shares of Common Stock offered hereby,  when issued against the consideration set forth in this Prospectus, will be, fully-paid and non-assessable.

Section 203 of Delaware Corporation Law

     MACC is  subject to the  "business  combination"  statute  of the  Delaware
General  Corporation  Law. In general,  this statute  prohibits a publicly  held
Delaware   corporation   from   engaging  in  various   "business   combination"
transactions  with any "interested  stockholder,"  unless (1) the transaction is approved by the Board of Directors prior to the date the interested  stockholder obtained  such  status,  (2)  upon the  consummation  of the  transaction  which
resulted  in  the  stockholder   becoming  an  "interested   stockholder,"   the
"interested  stockholder"  owned at least 85 percent of the voting stock of MACC outstanding  at the time the  transaction  commenced,  excluding for purposes of determining the number of shares outstanding,  those shares owned by (a) persons who are  directors  and also  officers  and (b)  employee  stock  plans in which employee participants do not have the right to determine  confidentially whether shares held subject to the Plan will be tendered in a tender or exchange  offer, or (3) on or subsequent to such date the "business  combination"  is approved by the Board of Directors  and  authorized  at an annual or special

                                       64

meeting of the  stockholders  by the  affirmative  vote of 66 2/3 percent of the outstanding  voting stock that is not owned by the  "interested  stockholder." A
"business  combination"  includes  mergers,  asset sales and other  transactions resulting in financial benefit to a stockholder.  An "interested stockholder" is a person who,  together with  affiliates and  associates,  owns (or within three years, did own) 15 percent of more of a corporation's  voting stock. The statute could prohibit or delay mergers or other takeover or change in control  attempts with respect to MACC and, accordingly, may discourage attempts to acquire MACC.

Annual Meetings

     MACC holds annual  meetings of  shareholders  for the election of directors and other matters.

Convertible Debt

     MACC is a party to an agreement  providing  for a line of credit to be used for MACC's operating expenses,  if cash is not available from MorAmerica Capital for these purposes.

     The following are the principal terms of the line of credit:

     •    The lender is Mr.  Geoffrey T. Woolley,  a Director of the Corporation
          and a voting managing director of Atlas, the Investment Adviser.

     •    MACC may borrow up to up to $400,000, which may be drawn over a twelve month period.  Advances under this line of credit bear interest at the rate of 9% per  year.  MACC is  required  to  make  interest  payments quarterly  during the first year, and all accrued  interest and unpaid principal will be fully amortized in the second year.

     •    The loan agreement extends for two years,  subject to extension at any time by mutual agreement.

     •    Any outstanding  principal and interest may be converted at the option of Mr.  Woolley  to Shares of the  Corporation's  Common  Stock at the
          lesser of (i) $3.50 per share or (ii) the same  price per share as any rights offering to shareholders within 12 months of the loan date.

     •    The loan is secured by:

          »   A first lien on cash assets of the Corporation;

          »   Letter  of  support   from   MorAmerica   Capital  in  which
              MorAmerica   Capital   agrees  to  make  legally   available
              distributions to pay any outstanding loan amounts; and

          »   A guarantee by Atlas.

     If the entire  amount of the loan were drawn and all  principal and accrued interest  were  converted  into  Common  Stock,  Mr.  Woolley  would  be  issued approximately 139,645 Shares, assuming a conversion price of $3.38 (representing a 5% discount to the market price of the Common Stock of $3.56 as of  _________,
2004) and $72,000 of accrued  interest.  At this date,  the sum of $270,000  has been drawn under the loan  agreement and $5,723 in accrued  interest is due. Mr.
Woolley has indicated that he intends to convert all  outstanding  principal and interest on the loan  agreement  into Shares  following  the  conclusion of this
Offering.

                          CUSTODIAN AND TRANSFER AGENT

     MACC's  investment  securities  and cash are held by Zions  First  National
Bank, as custodian,  10 East South Temple, Suite 300, Salt Lake City, Utah 84111
and US Bank, Post Office Box 3013, Cedar Rapids, Iowa 52406.

     Mellon  Investor  Services,  LLC serves as the transfer agent and registrar for the Rights and the Shares.

                                       65

                                     EXPERTS

     The  consolidated  financial  statements of MACC at and as of September 30,
2003, appearing in this Prospectus and Registration  Statement have been audited by KPMG, LLP, an independent  registered public accounting firm, as set forth in their report thereon appearing  elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

     The  validity  of the Rights and the Shares has been  passed on for MACC by
Blackwell  Sanders  Peper  Martin LLP,  1620 Dodge  Street,  Suite 2100,  Omaha,
Nebraska 68102.

                             REPORTS TO SHAREHOLDERS

     MACC sends audited annual reports to its shareholders,  including a list of its portfolio investments.

                               FURTHER INFORMATION

     MACC has filed with the Commission, Washington, D.C., 20549, a Registration
Statement  under the Securities  Act with respect to the Shares offered  hereby.
Further  information  concerning  these  securities and MACC may be found in the
Registration  Statement,  of which this  Prospectus  constitutes a part, on file with the Commission.  The Registration Statement may be inspected without charge at the  Commission's  office in Washington,  D.C., and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission.

     MACC is subject to the  informational  requirements of the 1934 Act and the
1940 Act and, in accordance therewith,  files reports and other information with the  Commission.  Such  reports,  proxy  and  information  statements  and other information can be inspected and copied at the Public  Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Information
on the  Commission's  public  reference  facilities  may be  obtained by calling
1-800-SEC-0330.  The Commission maintains a Web site  (http://www.sec.gov)  that contains material  incorporated by reference into this Prospectus,  and reports, proxy and information  statements and other  information  regarding  registrants that file electronically with the Commission.  In addition,  reports,  proxy and information statements and other information concerning MACC can be inspected at the offices of the Nasdaq SmallCap Market,  Investor Relations,  4 Times Square,
New York, NY 10036.

                                       66

                          INDEX TO FINANCIAL STATEMENTS

Unaudited Interim Financial Statements                                                 Page
Condensed  Consolidated Balance
Sheets (Unaudited) at June 30, 2004
and September 30, 2003                                                                  F-1

Condensed  Consolidated  Statements of
Operations (Unaudited)  for the three months
ended June 30, 2004 and June 30, 2003
and the nine months ended
June 30, 2004 and June 30, 2003                                                         F-2

Condensed Consolidated Statements of
Cash Flows (Unaudited) for the nine months ended
June 30, 2004 and June 30, 2003                                                         F-3

Notes to Unaudited Condensed Consolidated
Financial Statements                                                                    F-4

Report of Independent Registered Public
Accounting Firm                                                                         F-6

Consolidated Balance Sheet -
  September 30, 2003                                                                    F-7

Consolidated Statements of Operations -
  Year ended September 30, 2003                                                         F-8

Consolidated Statements of Changes in Net Assets -
  Years ended September 30, 2003 and 2002                                               F-9

Consolidated Statements of Cash Flows -
  Year ended September 30, 2003                                                         F-10

Notes to Consolidated Financial Statements                                              F-11

Consolidated Schedule of Investments -
  September 30, 2003                                                                    F-17

Notes to Consolidated Schedule of Investments                                           F-25

                    MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
                      Condensed Consolidated Balance Sheets
                                   (Unaudited)

                                                                           June 30,     September 30,
                                                                             2004          2003
                                                                         ------------   -------------
Assets

Loans and investments in portfolio securities, at market
   or fair value:
     Unaffiliated companies (cost of $11,613,758 and $14,546,361)      $      9,383,813   13,610,760
     Affiliated companies (cost of $17,786,705 and $19,842,874)              19,175,441   20,068,666
     Controlled companies (cost of $4,536,308 and $4,490,502)                 4,614,758    4,921,751
Cash and money market accounts                                                7,884,630      722,691
Other assets, net                                                             1,006,255    1,909,250
                                                                              ---------    ---------

         Total assets                                                  $     42,064,897   41,233,118
                                                                             ==========   ==========
Liabilities and net assets

Liabilities:
     Debentures payable, net of discount                               $    27,940,000    27,940,000
     Deferred incentive fees                                                    18,353        27,528
     Accrued interest                                                          657,214       185,664
     Accounts payable and other liabilities                                    528,722       334,014
                                                                            -----------   ----------
         Total liabilities                                                  29,144,289    28,487,206
                                                                            -----------   ----------
Net assets:
     Common stock, $.01 par value per share;
         authorized 10,000,000 shares and 4,000,000 shares
         in 2004 and 2003, respectively;
         issued and outstanding 2,329,255 shares                                23,293        23,293
     Additional paid-in-capital                                              13,660,074   13,001,179
     Unrealized depreciation on investments                                   (762,759)    (278,560)
                                                                            -----------   ----------
         Total net assets                                                    12,920,608   12,745,912
                                                                            -----------   ----------
         Total liabilities and net assets                              $     42,064,897   41,233,118
                                                                             ==========   ==========

Net assets per share                                                   $        5.55          5.47
                                                                             ==========   ==========

See accompanying notes to unaudited condensed consolidated financial statements.

                                      F-1

                    MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
                 Condensed Consolidated Statements of Operations
                                   (Unaudited)

                                                   For the three   For the three  For the nine  For the nine
                                                    months ended    months ended  months ended  months ended
                                                      June 30,         June 30,     June 30,      June 30,
                                                       2004             2003          2004          2003
                                                       ----             ----          ----          ----
Investment income:
 Interest
        Unaffiliated companies                      $  154,724       171,562       531,052       416,418
        Affiliated companies                           184,070       245,839       538,066       759,716
        Controlled companies                            68,247        60,626       206,016       195,126
        Other                                           12,690         6,998        37,057        22,907
          Dividends
        Unaffiliated companies                            --          74,141        78,204       238,892
 Affiliated companies                                  250,335       131,756       592,602       189,161
        Controlled companies                              --           7,700          --          23,442
     Processing fees                                      --           5,556          --          22,741
     Other                                               2,507        11,556        10,166        97,582
                                                         -----        ------        ------        ------

       Total investment income                         672,573       715,734     1,993,163     1,965,985
                                                       -------       -------     ---------     ---------

Operating expenses:
   Interest expenses                                   531,714       550,420     1,595,142     1,651,261
   Management fees                                     262,810       270,782       782,608       825,867
   Professional fees                                    93,155       467,257       547,001       797,524
   Other                                                87,462       245,389     1,002,948       473,226
                                                        ------       -------     ---------       -------

      Total operating expenses before
         management fees waived                        975,141     1,533,848     3,927,699     3,747,878
      Management fees waived                              --         (61,420)      (87,092)     (132,075)
                                                       -------       -------       -------      --------

      Net operating expenses                           975,141     1,472,428     3,840,607     3,615,803

      Investment expense,
         net before tax expense                       (302,568)     (756,694)   (1,847,444)   (1,649,818)
                                                      --------      --------    ----------    ----------

Income tax expense                                        --            --            --         (15,000)
                                                      --------      --------    ----------       -------

     Investment expense, net                          (302,568)     (756,694)   (1,847,444)   (1,664,818)
                                                      --------      --------    ----------    ----------

Realized and unrealized (loss) gain
          on investments:
     Net realized (loss) gain on investments (net
          incentive fees of $514,837 in 2004
          and $0 in 2003):
        Unaffiliated companies                          26,495       748,734     1,974,658           (46)
        Affiliated companies                             3,380       150,500        64,690    (1,893,002)
        Controlled companies                              --            --         466,991          --
     Net change in unrealized appreciation/
          depreciation on investments                  (80,659)   (2,955,958)     (484,199)     (502,937)
                                                       -------    ----------      --------      --------

     Net (loss) gain on investments                    (50,784)   (2,056,724)    2,022,140    (2,395,985)
                                                       -------    ----------     ---------    ----------

     Net change in net assets
          from operations                           $ (353,352)   (2,813,418)      174,696    (4,060,803)
                                                    ==========    ==========       =======    ==========

    See accompanying notes to unaudited condensed consolidated financial statements.

                                      F-2

                    MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
                 Condensed Consolidated Statements of Cash Flows
                                   (Unaudited)

                                                                   For the nine   For the nine
                                                                   months ended   months ended
                                                                     June 30,       June 30,
                                                                       2004           2003
                                                                       ----           ----
Cash flows from operating activities:
    Increase (decrease) in net assets from operations               $   174,696     (4,060,803)
                                                                    -----------     ----------

    Adjustments to reconcile increase (decrease)
         in net assets from operations to net cash
         provided by operating activities:
           Net realized and unrealized gain on investments           (2,022,140)     2,395,985
           Proceeds from disposition of and payments on
                loans and investments in portfolio securities         8,023,128      2,218,500
           Payments of incentive fees to investment advisor            (497,517)         ---
           Purchases of loans and investments in
                portfolio securities                                   (481,934)      (977,027)
           Change in other assets                                       724,823        238,309
           Change in accrued interest, accounts payable,
                and other liabilities                                   657,083        777,288
          Other                                                         583,800       (169,305)
                                                                        -------       --------
                           Total adjustments                          6,987,243      4,483,750
                                                                      ---------      ---------

                       Net cash provided by operating activities      7,161,939        422,947
                                                                      ---------        -------

Cash flows from financing activities:
     Payment of commitment fees                                           ---          (65,000)
                                                                      ---------        -------
             Net cash used in financing activities                        ---          (65,000)
                                                                      ---------        -------
             Net increase in cash and cash equivalents                7,161,939        357,947

Cash and cash equivalents at beginning of period                        722,691      1,802,603
                                                                        -------      ---------

Cash and cash equivalents at end of period                          $ 7,884,630      2,160,550
                                                                    ===========      =========

Supplemental disclosure of cash flow information -
     Cash paid during the period for interest                       $ 1,048,948      1,071,804
                                                                    ===========      =========

Supplemental disclosure of noncash investing and financing
     information -
    Assets received in exchange of securities                       $   196,687        448,125
    In-kind interest income received in the form of securities          323,820        251,303
                                                                    ===========      =========

         See accompanying notes to unaudited condensed consolidated financial statements.

                                      F-3

MACC PRIVATE EQUITIES INC.

Notes to Unaudited Condensed Consolidated Financial Statements

(1)  Basis of Presentation

     The accompanying  unaudited  condensed  consolidated  financial  statements include the accounts of MACC Private  Equities Inc.  (MACC) and its wholly owned subsidiary  MorAmerica Capital Corporation  (MorAmerica Capital) which have been prepared in accordance  with  accounting  principles  generally  accepted in the
United States of America for  investment  companies.  All material  intercompany accounts and transactions have been eliminated in consolidation.

     The financial  statements  included herein have been prepared in accordance with accounting  principles  generally  accepted in the United States of America for interim financial information and instructions to Form 10-Q and Article 6 of
Regulation S-X. The financial  statements should be read in conjunction with the consolidated  financial  statements  and notes thereto of MACC Private  Equities
Inc. and its  Subsidiary as of and for the year ended  September  30, 2003.  The information reflects all adjustments  consisting of normal recurring adjustments which are, in the opinion of management,  necessary for a fair  presentation  of the results of operations  for the interim  periods.  The results of the interim period reported are not necessarily indicative of results to be expected for the year.  The balance sheet  information  as of September 30, 2003 has been derived from the audited balance sheet as of that date.

(2)  Critical Accounting Policy

     Investments  in  securities  traded on a national  securities  exchange (or reported  on the NASDAQ  national  market)  are stated at the average of the bid price on the three  final  trading  days of the  valuation  period  which is not materially  different  from  the  bid  price  on the  final  day of the  period.
Restricted and other securities for which  quotations are not readily  available are  valued at fair value as  determined  by the Board of  Directors.  Among the factors  considered in determining the fair value of investments are the cost of the investment; developments, including recent financing transactions, since the acquisition of the investment;  financial condition and operating results of the investee;  the long-term  potential of the business of the  investee;  and other factors generally pertinent to the valuation of investments. However, because of the  inherent  uncertainty  of  valuation,  those  estimated  values  may differ significantly  from the values that would have been used had a ready  market for the securities existed, and the differences could be material.

     In the valuation  process,  MorAmerica  Capital uses financial  information received  monthly,  quarterly,  and annually from its portfolio  companies which includes both audited and unaudited  financial  statements.  This information is used  to  determine  financial  condition,  performance,  and  valuation  of the portfolio investments.

     Realization  of the  carrying  value of  investments  is  subject to future developments.  Investment  transactions  are  recorded  on the  trade  date  and identified  cost is used to  determine  realized  gains  and  losses.  Under the provisions  of SOP 90-7,  the fair value of loans and  investments  in portfolio securities on February 15, 1995,  the  fresh-start  date, is considered the cost basis for financial statement purposes.

(3)  Loss Contingency

     MorAmerica  Capital  is  party to  arbitration  proceedings  instituted  by
TransCore Holdings,  Inc., a company (Buyer) seeking  indemnification  under the
Stock  Purchase  Agreement  (the Stock  Purchase  Agreement),  pursuant to which
MorAmerica  Capital and certain other  individuals and  institutional  investors
(collectively,  the Sellers) sold their interest in a former  portfolio  company
investment   (Portfolio   Company).   The  arbitration   proceedings  are  being
administered by JAMS. Under the Stock Purchase Agreement,  the Sellers agreed to indemnify Buyer for breaches of  representations  and warranties as to Portfolio
Company made by the  Sellers.  Buyer claims that  accounting  irregularities  at
Portfolio  Company  resulted  in a breach of the  Sellers'  representations  and warranties. The Sellers have retained counsel and forensic accountants to defend the Sellers  against  Buyer's claim for  indemnification.  Following  discovery, depositions  and  other  preliminary  proceedings,  in June,  2003,  the  formal arbitration  proceedings  commenced and are being  intensively  contested by all parties. Based on the current schedule for the arbitration,  a decision will not be rendered  until at least  September,  2004.  Based on its  evaluation  of the
Buyer's

                                      F-4

claim and  discussions  with external  legal  counsel,  MACC believes that it is reasonably  possible  that a loss  may have  been  incurred  as a result  of the indemnification  claim,  against  which no accrual  for loss has been made as of
June 30,  2004,  because the amount of the  possible  loss,  and  therefore  its materiality to the financial statements, cannot be estimated. MorAmerica Capital intends to continue  vigorously  defending this arbitration.  MorAmerica Capital received  approximately  $939,000  of  proceeds  from the sale of the  Portfolio
Company.  MorAmerica Capital owned debt securities of Buyer with a face value of
$508,761 and warrants with a cost of $24,000 received as part of the sale. Buyer has defaulted on interest  payments due on these debt  securities.  On March 31,
2003,  MorAmerica  Capital  reduced  the  valuation  of the debt  securities  by
$254,380 in light of the interest default and information  regarding the related dispute as of that date. On June 30, 2003,  MorAmerica  Capital  further reduced the  valuation  of these debt  securities  by  $254,380  to $1 and  reduced  the valuation of the warrants to zero based upon the continuing interest default and additional information regarding the related dispute as of that date. Subsequent to December 31, 2003, Buyer refinanced certain of its obligations, including the debt securities held by MorAmerica  Capital,  and the principal  amount of these debt  securities  and accrued  interest has been  deposited in an escrow account pending conclusion of the arbitration proceedings.

     In a related  development,  MorAmerica  Capital and another small  business investment company,  NDSBIC, L.P., which co-invested in Portfolio Company, filed suit on December 24, 2003 in the United States  District  Court for the Northern
District of Texas  against  Patton  Boggs LLP and Charles P.  Miller,  Esq.,  of
Patton Boggs alleging legal  malpractice  and breach of fiduciary  duty.  Patton
Boggs and Mr.  Miller  represented  MorAmerica  Capital and NDSBIC in connection with their  investment in the Portfolio  Company and the subsequent  sale of the
Portfolio  Company to Buyer.  Effective  June 30, 2004,  Patton Boggs executed a tolling agreement with MorAmerica Capital and NDSBIC, L.P. waiving any statue of limitations  defense  until the  agreement  is cancelled by either party with 30 days notice.  This litigation was then dismissed without  prejudice.  MorAmerica
Capital  intends to monitor the outcome of the  TransCore  arbitration  and then determine whether to re-institute this litigation.

                                      F-5

                           MACC PRIVATE EQUITIES INC.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF DIRECTORS AND SHAREHOLDERS
MACC PRIVATE EQUITIES INC.:

     We have audited the accompanying consolidated balance sheet of MACC Private
Equities  Inc.  and  subsidiary  (the  Companies),  including  the  consolidated schedule of investments,  as of September 30, 2003, and the related consolidated statements  of operations  and cash flows for the year ended  September 30, 2003 and the  consolidated  statements  of changes in net assets for the years  ended
September 30, 2003 and 2002,  and the financial  highlights for each of the five years in the period then ended.  These  consolidated  financial  statements  and financial  highlights are the responsibility of the Companies'  management.  Our responsibility  is  to  express  an  opinion  on  these  consolidated  financial statements and financial highlights based on our audit.
     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes  examining,  on a test basis,  evidence supporting the amounts
and   disclosures  in  the  financial   statements.   Our  procedures   included
confirmation  or  examination  of securities  owned as of September 30, 2003. An audit also includes  assessing the accounting  principles  used and  significant estimates  made by  management,  as well as  evaluating  the  overall  financial statement  presentation.  We believe that our audit provides a reasonable  basis for our opinion.
     In our opinion,  the aforementioned  consolidated  financial statements and financial  highlights  present fairly, in all material  respects,  the financial position of MACC Private  Equities Inc. and subsidiary as of September 30, 2003, and the results of their operations and their cash flows for the year then ended and changes in net assets for the years ended  September 30, 2003 and 2002,  and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of
America.

/s/ KPMG LLP

Des Moines, Iowa
November 7, 2003

                                      F-6

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED BALANCE SHEET
SEPTEMBER 30, 2003

Assets

Loans and investments in portfolio securities, at market or fair value (note 2):
    Unaffiliated companies (cost of $13,439,514)                                   $ 12,803,914
    Affiliated companies (cost of $20,949,721)                                       20,875,512
    Controlled companies (cost of $4,490,502)                                         4,921,751
Cash and money market accounts                                                          722,691
Other assets, net (note 1)                                                            1,909,250
                                                                                   ------------
         Total assets                                                              $ 41,233,118
                                                                                   ============

Liabilities and Stockholders' Equity

Liabilities:
     Debentures payable (note 3)                                                   $ 27,940,000
     Incentive fees payable (note 5)                                                     27,528
     Accrued interest                                                                   185,664
     Accounts payable and other liabilities                                             334,014
                                                                                     ----------
         Total liabilities                                                           28,487,206
                                                                                     ----------

Net assets (note 3)
     Common stock, $.01 par value per share;
         authorized 4,000,000 shares;
         issued and outstanding 2,329,255 shares                                         23,293
     Additional paid-in-capital                                                      13,001,179
     Unrealized depreciation on investments (note 2)                                   (278,560)
                                                                                     ----------
         Total net assets                                                            12,745,912
                                                                                     ----------
Commitments and contingency (note 5)

         Total liabilities and net assets                                          $ 41,233,118
                                                                                   ============
Net assets per share                                                               $       5.47
                                                                                   ============

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                                      F-7

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2003

Investment income:
     Interest
        Unaffiliated companies                                           $   455,137
        Affiliated companies                                               1,040,270
        Controlled companies                                                 256,142
        Other                                                                 27,807
     Dividends
        Unaffiliated companies                                               315,066
        Affiliated companies                                                 275,169
        Controlled companies                                                  23,442
     Processing fees                                                          22,741
     Other                                                                   128,951
                                                                             -------

         Total income                                                      2,544,725
                                                                           ---------

Operating expenses:
   Interest expenses (note 3)                                              2,195,886
   Management fees (note 5)                                                1,083,575
   Professional fees                                                       1,068,511
   Net unrealized loss on other assets                                       288,743
   Other                                                                     279,565
                                                                             -------

         Total operating expenses before management fees waived            4,916,280
         Management fees waived (notes 5 and 6)                             (180,421)
                                                                            --------

         Net operating expenses                                            4,735,859
                                                                           ---------

         Investment expense, net before tax expense                       (2,191,134)

Income tax expense (note 4)                                                  (15,000)
                                                                             -------

         Investment expense, net                                          (2,206,134)
                                                                          ----------

Realized and unrealized (loss) gain on investments (note 2):
     Net realized loss on investments:
        Unaffiliated companies                                              (464,441)
        Affiliated companies                                              (3,136,308)
     Net change in unrealized depreciation/appreciation on investments     2,896,291
                                                                           ---------

         Net loss on investments                                            (704,458)
                                                                            --------

         Net change in net assets from operations                        $(2,910,592)
                                                                         ===========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                      F-8

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED SEPTEMBER 30, 2003 AND 2002

                                                                 2003              2002
------------------------------------------------------------------------------------------
Operations:
   Investment expense, net                                   $ (2,206,134)       (926,634)
   Net realized loss on investments                            (3,600,749)     (4,592,480)
   Net change in unrealized appreciation/depreciation
      on investments                                            2,896,291       1,132,647

                  Net change in net assets from operations     (2,910,592)     (4,386,467)

Net assets:
   Beginning of period                                         15,656,504      20,042,971
                                                               ----------      ----------

   End of period                                             $ 12,745,912      15,656,504
                                                             ============      ==========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                      F-9

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED STATEMENT OF CASH FLOWS
YEAR ENDED SEPTEMBER 30, 2003

Cash flows from operating activities:
     Decrease in net assets from operations                                $(2,910,592)
                                                                           -----------

     Adjustments to reconcile decrease in net assets from operations to net cash used in operating activities:
            Net realized and unrealized loss on investments                    704,458
            Net unrealized loss on other assets                                288,743
            Change in incentive fees payable, accrued interest,
                     accounts payable and other liabilities                    152,222
            Other                                                             (265,677)
                                                                              --------

                  Total adjustments                                            879,746
                                                                               -------

                  Net cash used in operating activities                     (2,030,846)
                                                                            ----------

Cash flows from investing activities:
     Proceeds from disposition of and payments on loans and
          investments in portfolio securities                                2,316,961
     Purchases of loans and investments in portfolio securities             (1,301,027)
                                                                            ----------

                      Net cash provided by investing activities              1,015,934
                                                                             ---------

Cash flows from financing activities:
     Debt commitment fee                                                       (65,000)
                                                                               -------

                      Net cash used in financing activities                    (65,000)
                                                                               -------

                      Net decrease in cash and cash equivalents             (1,079,912)

Cash and cash equivalents at beginning of period                             1,802,603
                                                                             ---------

Cash and cash equivalents at end of period                                 $   722,691
                                                                           ===========

Supplemental disclosure of cash flow information -
     Cash paid during the year for interest                                $ 2,088,201
                                                                           ===========

Supplemental disclosure of noncash investing and financing information -
      Assets received in exchange of securities                            $   739,868
                                                                           ===========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                      F-10

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
SEPTEMBER 30, 2003

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICES AND RELATED MATTERS

     (a)  Basis of Presentation

     The consolidated  financial statements include the accounts of MACC Private
     Equities  Inc.  (Equities)  and its  wholly  owned  subsidiary,  MorAmerica
     Capital Corporation  (MACC).  Equities and MACC (the Company) are qualified as business development companies under the Investment Company Act of 1940.
     All material  intercompany  accounts and transactions have been eliminated.
     The consolidated financial statements have been prepared in accordance with accounting  principles  generally  accepted in the United States of America for investment companies.

     On February 15, 1995, the Company  consummated a plan of  reorganization as confirmed by the United States  Bankruptcy Court for the Northern  District
     of Iowa on December 28, 1993. As of February 15, 1995, the Company  adopted fresh-start  reporting in accordance  with American  Institute of Certified
     Public  Accountants  (AICPA)  Statement of Position  (SOP) 90-7,  Financial
     Reporting  by  Entities  in  Reorganization   Under  the  Bankruptcy  Code,
     resulting in the Company's  assets and  liabilities  being adjusted to fair values.

     (b)  Use of Estimates

     The  preparation of  consolidated  financial  statements in conformity with accounting  principles  generally  accepted in the United States of America requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and  liabilities  and  disclosure of contingent
     assets  and  liabilities  at  the  date  of  the   consolidated   financial
     statements,  and the reported  amounts of revenues and expenses  during the reporting period. Actual results could differ from those estimates.

     (c)  Cash Equivalents

     For purposes of reporting cash flows, the Company considers certificates of deposit and U. S.  treasury  bills with  maturities of three months or less from the date of purchase and money market accounts to be cash equivalents.
     At September  30,  2003,  cash  equivalents  consisted of $688,246 of money market funds.

     (d)  Loans and Investments in Portfolio Securities

     Investments  in  securities  traded on a national  securities  exchange (or reported  on the NASDAQ  national  market) are stated at the average of the bid price on the three final trading days of the valuation  period which is not materially different from the bid price on the final day of the period.
     Restricted  and other  securities  for  which  quotations  are not  readily available are valued at fair value as determined by the Board of Directors.
     Realization  of the  carrying  value of  investments  is  subject to future developments  (see note 2).  Investment  transactions  are  recorded on the trade date. Identified cost is used to determine realized gains and losses.
     Under the provisions of SOP 90-7,  the fair value of loans and  investments in portfolio  securities  on February 15, 1995,  the  fresh-start  date, is considered the cost basis for financial statement purposes.

     (e)  Other Assets

     Other assets  include  accrued  interest  receivable on portfolio  loans of
     $1,730,327  at September  30, 2003,  which is presented net of a reserve of
     $1,333,746.

     (f)  Revenue Recognition

     Dividend income is recognized on the  ex-dividend  date and interest income is accrued on a daily basis.

                                      F-11

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED
SEPTEMBER 30, 2003

     In  conjunction  with  the  investment  process,   the  Company  negotiates
     non-refundable  processing  fees  with  many  companies  it  evaluates  for investment.  These  fees  are  compensation  for time  and  efforts  of the investment  advisory personnel and for reimbursement of expenses related to the due diligence, and are recognized as income when received.

     (g)  Income Taxes

     Equities  and MACC are  members  of a  consolidated  group for  income  tax purposes.

     Deferred  tax  assets and  liabilities  are  recognized  for the future tax consequences attributable to differences between the consolidated financial statement  carrying  amounts of existing  assets and  liabilities and their respective tax bases and operating loss carryforwards.  Deferred tax assets and  liabilities  are measured using enacted tax rates expected to apply to taxable  income  in the  years in which  those  temporary  differences  are expected to be recovered or settled. The effect of a change in tax rates on deferred  tax assets  and  liabilities  is  recognized  in the period  that includes the enactment date.

     (h)  Disclosures About Fair Value of Financial Instruments

     Statement of Financial  Accounting  Standards  (SFAS) No. 107,  Disclosures
     About Fair Value of Financial  Instruments,  requires that  disclosures  be made regarding the estimated fair value of financial instruments, which are generally described as cash, contractual  obligations,  or rights to pay or receive  cash.  The  carrying  amount  approximates  fair value for certain
     financial   instruments   because  of  the  short-term  maturity  of  these
     instruments,  including  cash,  incentive  fee payable,  accrued  interest, accounts payable and other liabilities.

     Portfolio investments are recorded at fair value. The consolidated schedule of  investments  discloses  the  applicable  fair  value  and cost for each security  investment,  which  aggregated to  $38,601,177  and  $38,879,737, respectively, at September 30, 2003.

     The estimated fair value of long-term debt is  $30,545,000,  with a cost of
     $27,940,000,  at September 30, 2003.  This fair value amount was calculated by  discounting  future cash flows  through  estimated  maturity  using the borrowing  rate  currently  available  to the  Company  for debt of similar original maturity.

(2)  LOANS AND INVESTMENTS IN PORTFOLIO SECURITIES

     Loans and  investments  in  portfolio  securities  include  debt and equity securities in small business  concerns  located  throughout the continental
     United States, with a concentration in the Midwest.  The Company determined that  the  fair  value  of its  portfolio  securities  was  $38,601,177  at
     September  30,  2003.  Among  the  factors  considered  by the  Company  in determining the fair value of investments  were the cost of the investment;
     developments,   including   recent   financing   transactions,   since  the
     acquisition  of the  investment;  the  financial  condition  and  operating results of the  investee;  the  long-term  potential of the business of the investee;  and  other  factors  generally  pertinent  to the  valuation  of investments.  However,  because of the inherent  uncertainty  of valuation, those estimated values may differ  significantly from the values that would have been  used had a ready  market  for the  securities  existed,  and the differences could be material.

     The Company  acquired its portfolio  securities by direct purchase from the issuers under  investment  representation  and values the securities on the premise that, in most instances,  they may not be sold without registration under the  Securities  Act of 1933.  The price of securities  purchased was determined by direct  negotiation  between the Company and the seller.  All portfolio  securities,  other  than a  portion  of the  securities  held of
     Devine, Inc. (formerly Delano Technology  Corporation,  acquired on October
     16,  2000),  are  considered  to be  restricted  in their  disposition  and illiquid at September 30, 2003.

                                      F-12

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED
SEPTEMBER 30, 2003

(3)  DEBENTURES PAYABLE

     Debentures of MACC guaranteed by the Small Business Administration (SBA) of
     $27,940,000  at September 30, 2003 are  unsecured.  In accordance  with SOP
     90-7,  the  debentures  then  outstanding  were  revalued  to fair value on
     February 15, 1995. Maturities of the debentures are as follows:

                                                                                                     Fixed
Year ending September 30:                                                   Debentures           Interest Rate
                                                                         ------------------    ------------------
     2005                                                            $       2,150,000                  3.13%
     2007                                                                    1,000,000                  7.55
     2009                                                                    2,500,000                  7.83
     2010                                                                    9,000,000                  8.48
     2011                                                                    5,835,000                  6.89
     2012                                                                    7,455,000                  7.03
                                                                                               ==================
                                                                         ------------------
                                                                     $      27,940,000
                                                                         ==================

     On October 20, 2003, the Company received notification from the SBA that it will not exercise its right to demand  payment on  $2,150,000 of debentures which matured on September 1, 2003 before November 1, 2004.

     The debentures  contain  restrictions  on the  acquisition or repurchase of
     MACC's capital stock, distributions to MACC's shareholder other than out of undistributed net realized earnings,  officers' salaries, and certain other
     matters.   At  September   30,  2003,   MACC  does  not  have   accumulated
     undistributed  net  realized  earnings   (computed  under  SBA  guidelines)
     available for distribution to Equities.

     MACC  has a  commitment  letter  for  $10,000,000  with  the  SBA to  issue debentures,  which expire on September  30,  2005.  At September  30, 2003,
     $3,500,000 of this  commitment  remained  unused.  On October 1, 2002, MAAC received  a  commitment  letter  for  $6,500,000  with  the  SBA  to  issue debentures,  which expire on September  30,  2007.  At September  30, 2003,
     $6,500,000 of this commitment remained unused.

(4)  INCOME TAXES

     Income tax  expense  differed  from the amounts  computed  by applying  the
     United  States  federal  income  tax rate of 34% to pretax  loss due to the following:

     Computed "expected" tax benefit                                      $  (985,000)
     Increase (reduction) in income taxes resulting from:
          State income tax expense                                             15,000
          Nontaxable dividend income                                          (39,000)
          Change in the beginning of the period valuation allowance for     1,087,000
             deferred tax assets
          Other                                                               (63,000)
                                                                          -----------
                   Income tax expense                                     $    15,000
                                                                          ===========

                                      F-13

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED
SEPTEMBER 30, 2003

     The tax  effects of  temporary  differences  that give rise to  significant portions of the deferred tax assets at September 30, 2003 are as follows:

     Deferred tax assets:
          Net operating loss carryforwards           $ 7,994,000
          Unrealized depreciation on investments         524,000
          Other                                          574,000
                                                     -----------
                   Total gross deferred tax assets     9,092,000
     Less valuation allowance                         (7,973,000)
                                                     -----------
                   Net deferred tax assets             1,119,000
     Deferred tax liabilities:
          Equity investments                            (795,000)
          Other assets received in lieu of cash         (324,000)
                                                     -----------
                   Net deferred tax assets   $              --
                                                     ===========

     The  net  change  in the  total  valuation  allowance  for the  year  ended
     September  30,  2003  was an  increase  of  $1,087,000.  In  assessing  the realizability of deferred tax assets,  management  considers  whether it is more likely than not that some  portion or all of the  deferred  tax assets will not be realized.  The ultimate  realization  of deferred tax assets is dependent  upon the  generation of future taxable income during the periods
     in  which  those  temporary   differences  become  deductible.   Management
     considers  projected  future taxable income and tax planning  strategies in making this  assessment.  In order to fully realize the gross  deferred tax assets,  the  Company  will  need to  generate  future  taxable  income  of approximately  $19.9 million  prior to the  expiration of the net operating loss  carryforwards  in  2008-2023.  The  Company  had a  taxable  loss  of approximately  $5.9 million for the year ended  September  30, 2003.  Based upon the level of historical  taxable  income of MACC and  projections  for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not the Company will realize the benefits of these deductible  differences,  net of the existing valuation allowance at September 30, 2003.

     At September 30, 2003, the Company has net operating loss carryforwards for federal  income tax  purposes of  approximately  $19.9  million,  which are available to offset future federal  taxable income,  if any,  through 2023.
     Approximately $15.9 million of the carryforwards are available for the year ending  September  30, 2004,  with  approximately  $1 million  additionally available annually thereafter.

(5)  COMMITMENTS AND CONTINGENCY

     (a)  Management Agreements

     Equities  has  an  investment   advisory  agreement  (the  Agreement)  with
     InvestAmerica Investment Advisors, Inc. (IAIA). Three of Equities' officers are officers and  stockholders of IAIA. The management fee is equal to 2.5%
     of the assets under  management,  on an annual basis. The management fee is calculated  excluding  MACC.  In addition,  Equities  contracted  to pay an incentive  fee of  13.4%  of the  net  capital  gains  (as  defined  in the
     Agreement)  before taxes on the disposition of  investments.  The Agreement may be terminated by either party upon sixty days'  written  notice.  Total management fees under the Agreement  amounted to $12,448 for the year ended
     September 30, 2003.  There were no incentive fees accrued or paid under the
     Agreement in 2003.

                                      F-14

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED
SEPTEMBER 30, 2003

     MACC has a separate investment advisory agreement with IAIA. This agreement may be terminated by either party upon sixty days written  notice.  The fee is  equal  to 2.5% of the  Capital  Under  Management  (as  defined  in the
     Agreement) on an annual basis,  but in no event more than 2.5% per annum of the Assets Under Management,  or 7.5% of Regulatory  Capital (as defined in the Agreement).  However,  during fiscal 2003,  MACC's  investment  advisor agreed to a voluntary,  temporary reduction in management fees from January
     1, 2003 through  February 29, 2004.  This temporary  agreement  changed the management  fee to be  $68,750  per  month not to  exceed  the  calculation specified in the current advisory agreement.  In addition,  MACC contracted to pay IAIA 13.4% of the net capital gains, before taxes, on investments in the  form of an  incentive  fee.  Net  capital  gains,  as  defined  in the agreement, are calculated as gross realized gains, minus the sum of capital losses, less any unrealized depreciation, including reversals of previously recorded  unrealized  depreciation,  recorded  during  the  year,  and  net investment  losses, if any, as reported on page 4c, line 33 of the SBA Form
     468.1.  Capital losses and realized  capital gains are not cumulative under the incentive fee  computation.  Payments for incentive fees resulting from noncash gains are deferred until the assets are sold.

     Total  management fees (net of management fees waived) under this agreement amounted to $890,706 for the year ended September 30, 2003.  Incentive fees are an expense in  determining  net realized gain (loss) on  investments in the consolidated statement of operations.  No incentive fees were earned or paid for the year  ended  September  30,  2003.  Approximately  $27,000  of incentive  fees related to noncash gains from prior years is being deferred as described above.

     (b)  Loss Contingency

     MACC is party to arbitration  proceedings  instituted by TransCore Holding,
     Inc., a company  (Buyer) seeking  indemnification  under the Stock Purchase
     Agreement  (the  Stock  Purchase  Agreement),  pursuant  to which  MACC and certain other individuals and institutional  investors  (collectively,  the
     Sellers)  sold their  interest  in a former  portfolio  company  investment
     (Portfolio Company). The arbitration  proceedings are being administered by
     JAMS. Under the Stock Purchase  Agreement,  the Sellers agreed to indemnify
     Buyer for  breaches  of  representations  and  warranties  as to  Portfolio
     Company made by the Sellers. Buyer claims that accounting irregularities at
     Portfolio Company resulted in a breach of the Sellers'  representations and warranties.  The Sellers have retained counsel and forensic  accountants to defend the Sellers  against  Buyer's claim for  indemnification.  Following discovery,  depositions  and  other  preliminary  proceedings,  in June the
     formal  arbitration   proceedings   commenced  and  are  being  intensively
     contested  by  all  parties.   Based  on  the  current   schedule  for  the
     arbitration, a decision will not be rendered until at least February, 2004.
     Based on its evaluation of the Buyer's claim and discussions  with external legal counsel, Equities believes that it is reasonably possible that a loss may have been  incurred  as result of the  indemnification  claim,  against which no accrual for loss has been made as of September  30, 2003,  because the amount of the possible  loss,  and  therefore  its  materiality  to the financial  statements,  cannot  be  estimated.  MACC  intends  to  continue vigorously defending this arbitration. MACC received approximately $939,000 of  proceeds  from  the  sale of the  Portfolio  Company.  MACC  owns  debt securities  of Buyer with a cost of $508,761  and  warrants  with a cost of
     $24,000  received  as part of the sale.  Buyer has  defaulted  on  interest payments due on these debt securities.  On March 31, 2003, MACC reduced the valuation  of the debt  securities  by  $254,380  in light of the  interest default and  information  regarding the related dispute as of that date. On
     June 30, 2003,  MACC further reduced the valuation of these debt securities by $254,380 to $1 and reduced the  valuation  of the warrants to zero based upon the continuing interest default and additional  information  regarding the related dispute as of that date.

                                      F-15

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED
SEPTEMBER 30, 2003

(6)  FINANCIAL HIGHLIGHTS

       The Company has presented the following  disclosures  pertaining to common  stockholders,  as required by the AICPA Audit and Accounting Guide for Investment Companies, for the years ended September 30:

                                                           2003         2002         2001        2000         1999
                                                           ----         ----         ----        ----         ----
    Per Share Operating Performance
      (For a share of capital stock outstanding
           throughout the period (1)):
         Net asset value, beginning of period          $   6.72         8.60        11.01        10.04         8.38
                                                       --------         ----        -----        -----         ----

            Income from investment operations:
               Net investment (expense) income            (0.95)       (0.40)       (0.12)        0.02          --
               Net realized and unrealized (loss)
                     gain on investment transactions      (0.30)       (1.48)       (2.57)        0.95         1.15
               Allocation of income tax benefit to
                     additional paid-in capital             --           --          0.28          --          0.51
                                                       --------         ----        -----        -----         ----
                            Total from investment
                             operations                   (1.25)       (1.88)       (2.41)        0.97         1.66
                                                       --------         ----        -----        -----         ----
            Net asset value, end of period             $   5.47         6.72         8.60        11.01        10.04
                                                       ========         ====         ====        =====        =====

            Closing market price                       $   2.52         3.40         6.06         7.66         8.51
                                                       ========         ====         ====        =====        =====
Total return
      Net asset value basis                              (18.59) %    (21.89)      (21.81)        9.67        19.85
      Market price basis                                 (25.88) %    (43.89)      (20.89)       (9.99)       48.26

Net asset value, end of period
     (in thousands)                                    $ 12,746       15,657       20,043       25,646       23,394

Ratio to average net assets:
  Investment (expense) income, net (1)                   (15.60) %     (4.85)       (1.21)        0.21        (0.04)
  Operating and income tax expense (1) (2)               (33.60) %    (20.52)      (14.14)      (11.41)      (11.10)

     (1) Per share data  reflects a 30% stock  split  effected  in the form of a stock  dividend on March 31, 1999,  a 20% stock split  effected in the form of a stock dividend on March 31, 2000 and a 20% stock split effected in the form of a stock dividend on March 31, 2001.

     (2)  As  discussed  in  note  5,  MACC's  investment  advisor  agreed  to a voluntary,  temporary  reduction in management fees from January 1, 2003 through
February 29, 2004. Due to the  agreement,  the  investment  advisor  voluntarily waived  $180,421 of management  fees.  Excluding  the effect of the waiver,  the operating and income tax expense ratio for the year ended September 30, 2003 was
(35.10)%.

The ratios of  investment  (expense)  income,  net to  average  net  assets,  of operating  and income tax  expenses to average  net assets and total  return are calculated for common stockholders as a class. Total return,  which reflects the annual  change in net  assets,  was  calculated  using the  change in net assets between the beginning and end of the year.  An individual  common  stockholders'
return may vary from these returns.

                                      F-16

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED SCHEDULE OF INVESTMENTS
SCHEDULE 1 - SEPTEMBER 30, 2003

Manufacturing:

                                                                                                         Percent of
Company                                                 Security                                         Net assets      Value         Cost
.............................................................................................................................................

Architectural Art Manufacturing, Inc.                   12% debt security, due June 15, 2005 (c)                     $  680,000      780,000
   Wichita, Kansas                                      Warrant to purchase 11,143 common shares (c)                          1            1
      Manufacturer of industrial and commercial                                                                      ----------    ---------
      boilers and shower doors, frames and enclosures                                                                   680,001      780,001
                                                                                                                     ----------   ----------
Aviation Manufacturing Group, LLC (a)                   14% debt security, due October 1, 2007                          616,000      616,000
   Yankton, South Dakota                                154,000 units preferred                                         154,000      154,000
      Manufacturer of flight critical parts             Membership interest                                                  39           39
      for aircraft                                                                                                   ----------    ---------
                                                                                                                        770,039      770,039
                                                                                                                     ----------   ----------
B & B Molders, LLC                                      11% debt security, due December 31, 2004                        850,031      850,031
   Mishawaka, Indiana                                                                                                ----------   ----------
      Manufacturer of custom plastic injection
      molded products for the RV and other industries

Central Fiber Corporation                               12% debt security, due December 31, 2005                        350,000      350,000
   Wellsville, Kansas                                   12% debt security, due December 31, 2005                         91,123       91,123
      Recycles and manufactures                         Warrant to purchase 490.67 common shares (c)                    213,333           --
      cellulose fiber products                                                                                       ----------   ----------
                                                                                                                        654,456      441,123
                                                                                                                     ----------   ----------
Deluxe Ice Cream Acquisition Corporation (a)            14,600 shares Series A preferred (c)                            146,000      146,000
   Salem, Oregon                                        Warrant to purchase common shares (c)                           380,024           24
      Ice cream and novelty dessert manufacturer        Warrant to purchase common shares (c)                                --           --
                                                        Warrant to purchase common shares (c)                                --           --
                                                                                                                     ----------   ----------
                                                                                                                        526,024      146,024
                                                                                                                     ----------   ----------
DTMP Acquisition Company (a)                            14% debt security, due June 30, 2006                          1,170,753    1,170,753
   Lebanon, Missouri                                    25,666.67 shares Series A preferred (c)                         252,389      252,389
      Metal stamping                                    45.26 shares common (c)                                           4,277        4,277
                                                        Warrant to purchase 8,555.55 common shares (c)                       17           17
                                                                                                                     ----------   ----------
                                                                                                                      1,427,436    1,427,436
                                                                                                                     ----------   ----------
Gregg Manufacturing, Inc. (a)                           12% debt security, due July 1, 2004                             943,500      943,500
   Irvine, California                                   545,750 units of 8% preferred (c)                               520,700      166,500
      Manufacturer of Bible covers and Christian        136,438 units of common (c)                                      80,655       37,000
      themed apparel and gifts                          Warrant to purchase 74,000 units of common (c)                   21,865           --
                                                                                                                     ----------   ----------
                                                                                                                      1,566,720    1,147,000
                                                                                                                     ----------   ----------

                                      F-17

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED SCHEDULE OF INVESTMENTS CONTINUED
SCHEDULE 1 - SEPTEMBER 30, 2003

Manufacturing Continued:

Company                                                 Security                                         Net assets      Value         Cost
.............................................................................................................................................

Handy Industries, LLC (a)                               12.5% debt security, due January 8, 2007                    $  890,222       890,222
   Marshalltown, Iowa                                   167,171 units Class B preferred (c)                            167,171       167,171
      Manufacturer of lifts for motorcycles,            Membership interest                                              1,357         1,357
      trucks and industrial metal products                                                                           ---------     ---------
                                                                                                                     1,058,750     1,058,750
                                                                                                                     ---------     ---------
Hicklin Engineering, L.C. (a)                           10% debt security, due December 31, 2003                       740,000       740,000
   Des Moines, Iowa                                     Membership interest                                            254,386           127
      Manufacturer of auto and truck transmission                                                                    ---------     ---------
      and brake dynamometers                                                                                           994,386       740,127
                                                                                                                     ---------     ---------
Humane Manufacturing, LLC (b)                           12% debt security, due April 3, 2004                           784,300       784,300
   Baraboo, Wisconsin                                   Membership interest (c)                                        101,200       101,200
      Manufacturer of rubber mats for anti-fatigue,                                                                  ---------     ---------
      agricultural, exercise and roofing markets                                                                       885,500       885,500
                                                                                                                     ---------     ---------
KW Products, Inc. (a)                                   11% debt security, due June 15, 2005 (c)                       267,254       267,254
   Marion, Iowa                                         11% debt security, due June 15, 2005 (c)                       281,795       281,795
      Manufacturer of automobile aftermarket            29,340 common shares (c)                                        92,910        92,910
      engine and brake repair machinery                 Warrant to purchase 8,879 common shares (c)                         --            --
                                                                                                                     ---------     ---------
                                                                                                                       641,959       641,959
                                                                                                                     ---------     ---------
Linton Truss Corporation                                542.8 common shares (c)                                             --            --
   Delray Beach, Florida                                400 shares Series 1 preferred (c)                              450,000        40,000
      Manufacturer of residential roof                  Warrant to purchase common shares (c)                               15            15
      and floor truss systems                           Warrant to purchase common shares (c)                               --            --
                                                        Warrant to purchase common shares (c)                               --            --
                                                                                                                     ---------     ---------
                                                                                                                       450,015        40,015
      trucks and industrial metal products                                                                           ---------     ---------
M.A. Gedney Company (a)                                 Warrant to purchase 2,006 common shares (c)                         --            --
   Chaska, Minnesota                                    14% debt security, due July 22, 2007 (c)                        76,261       286,971
      Pickle processor                                  10% debt security, due July 3, 2009 (c)                        258,198     1,050,868
                                                        Warrant to purchase 497,535 common shares (c)                       --            --
                                                        10% loan, due on demand                                        100,000       100,000
                                                        10% loan, due on demand                                         50,000        50,000
                                                                                                                     ---------     ---------
                                                                                                                       484,459     1,487,839
                                                                                                                     ---------     ---------
                                      F-18

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED SCHEDULE OF INVESTMENTS CONTINUED
SCHEDULE 1 - SEPTEMBER 30, 2003

Manufacturing Continued:

Company                                                 Security                                         Net assets      Value         Cost
.............................................................................................................................................

Magnum Systems, Inc. (a)                                12% debt security, due July 31, 2006                          $ 574,163      574,163
   Parsons, Kansas                                      48,038 common shares (c)                                         48,038       48,038
      Manufacturer of industrial bagging                292,800 shares preferred (c)                                    304,512      304,512
      equipment                                         Warrant to purchase 56,529 common shares (c)                    210,565          565
                                                                                                                      ---------   ----------
                                                                                                                      1,137,278      927,278
                                                                                                                      ---------   ----------
Penn Wheeling Acquisition Company, LLC (a)              13% debt security, due March 10, 2007                           694,000      694,000
   Glen Dale, West Virginia                             62 units Class B membership interest (c)                        928,880       62,000
      Metal closure manufacturer                        24 units Class C membership interest (c)                        361,120       24,000
                                                        13% debt security, due March 10, 2007                           203,300      203,000
                                                        8 units Class C membership interest (c)                              --           --
                                                        13% debt security, due March 10, 2007                           136,500      136,500
                                                        3 units Class C membership interest (c)                              --           --
                                                                                                                      ---------   ----------
                                                                                                                      2,323,500    1,119,500
                                                                                                                      ---------   ----------

Pratt-Read Corporation (a)                              13,889 shares Series A Preferred                                750,000      750,000
   Bridgeport, Connecticut                              Warrants to purchase common shares (c)                               --           --
      Manufacturer of screwdriver shafts and            7,718 shares Series A preferred                                 416,667      416,667
      handles and other hand tools                      Warrant to purchase common shares (c)                                --           --
                                                        13% debt security, due July 26, 2006                            277,800      277,800
                                                        Warrant to purchase common shares (c)                                --           --
                                                        Warrant to purchase common shares (c)                                --           --
                                                                                                                      ---------   ----------
                                                                                                                      1,444,467    1,444,467
                                                                                                                      ---------   ----------
Simoniz USA, Inc.                                       12% debt security, due April 1, 2008                            809,592      809,592
   Bolton, Connecticut                                                                                                ---------   ----------
      Producer of cleaning and wax
      products under both the Simoniz
      brand and private label brand names

Spectrum Products, LLC (b)                              13% debt security, due October 9, 2006                        1,077,650    1,077,650
   Missoula, Montana                                    385,000 units Series A preferred                                385,000      385,000
      Manufacturer of equipment for the                 Membership interest                                                 351          351
      swimming pool industry                                                                                          ---------   ----------
                                                                                                                      1,463,001    1,463,001
                                                                                                                      ---------   ----------
         Total  manufacturing                                                                          142.54%       18,167,614   16,179,682
                                                                                                       =======       ----------   ----------

                                      F-19

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED SCHEDULE OF INVESTMENTS CONTINUED
SCHEDULE 1 - SEPTEMBER 30, 2003

Service:

                                                                                                         Percent of
Company                                                 Security                                         Net assets      Value         Cost
.............................................................................................................................................

A-Plus Galvanizing, Inc.                                12% debt security, due February 11, 2005(c)                   $ 297,000      847,000
   Salina, Kansas                                       Warrant to purchase 16,940 common shares (c)                          1            1
      Specialty metal galvanizing                                                                                    ----------   ----------
                                                                                                                        297,001      847,001
                                                                                                                     ----------   ----------

Big J Enterprises, LLC (b)                              Membership interest                                             750,750      263,250
   Albuquerque, New Mexico                                                                                           ----------   ----------
      Electrical-mechanical contractor with an
      in-plant construction and maintenance focus

Concentrix Corporation (a)                              3,758,750 shares Series A preferred (c)                       1,503,500    2,255,250
   Pittsford, New York                                  130,539 shares Series C preferred (c)                            78,323      104,431
      Provides marketing outsourcing solutions          261,078 shares Series D preferred (c)                           208,862      208,862
      including telemarketing, fulfillment              67,407 shares Series D preferred (c)                             53,926       53,926
      and web communications                                                                                         ----------   ----------
                                                                                                                      1,844,611    2,622,469
                                                                                                                     ----------   ----------
Direct Mail Holding, LLC (a)                            537.634 units of preferred (c)                                  537,634      537,634
   Mt. Pleasant, Iowa                                   Membership interest                                           1,865,436      476,366
      Provider of turnkey services for non-profit                                                                    ----------   ----------
      fund raising                                                                                                    2,403,070    1,014,000
                                                                                                                     ----------   ----------

FreightPro, Inc.                                        14.5% debt security, due February 21, 2007                      262,500      262,500
   Overland Park, Kansas                                Warrant to purchase 243,810 common shares (c)                         1            1
      Internet based outsource provider of              14.5% debt security, due February 15, 2007                       87,500       87,500
      freight logistics                                 Warrant to purchase 81,270 common shares (c)                          1            1
                                                        Warrant to purchase 41,097.80 common shares (c)                      --           --
                                                                                                                     ----------   ----------
                                                                                                                        350,002      350,002
                                                                                                                     ----------   ----------
Inergy, LP                                              Membership interest                                           3,568,570    1,596,000
   Kansas City, Missouri                                                                                             ----------   ----------
      Propane distributor

JHT Holdings, Inc.                                      1,238 shares Class A common (c)                                 780,020      975,026
   Joplin, Missouri                                                                                                  ----------   ----------
      Provider of truck drive-away, internet
      based auction and related services to the
      commercial truck industry

                                      F-20

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED SCHEDULE OF INVESTMENTS CONTINUED
SCHEDULE 1 - SEPTEMBER 30, 2003

Service Continued:

                                                                                                         Percent of
Company                                                 Security                                         Net assets      Value         Cost
.............................................................................................................................................

Lee Mathews Equipment, Inc.                             12% debt security, due March 10, 2005                       $   500,000      500,000
   Kansas City, Missouri                                Warrant to purchase 153,654 common shares (c)                        30           30
      Distributor of industrial pump systems            12% debt security, due March 10, 2005                            60,606       60,606
                                                                                                                     ----------   ----------
                                                                                                                        560,636      560,636
                                                                                                                     ----------   ----------
Monitronics International, Inc.                         73,214 common shares (c)                                        183,035       54,702
   Dallas, Texas                                                                                                     ----------   ----------
      Provides home security systems
      monitoring services

Morgan Ohare, Inc. (b)                                  0% debt security, due January 1, 2007 (c)                     1,068,750    1,125,000
   Addison, Illinois                                    14% debt security, due January 1, 2007 (c)                      375,000      375,000
      Fastener plating and heat treating                57 common shares (c)                                                  1            1
                                                        14% debt security, due January 1, 2007 (c)                       75,000       75,000
                                                        14% debt security, due January 1, 2007 (c)                      225,000      225,000
                                                        14% debt security, due January 1, 2007 (c)                       56,250       56,250
                                                        14% debt security, due January 1, 2007 (c)                       22,500       22,500
                                                                                                                     ----------   ----------
                                                                                                                      1,822,501    1,878,751
                                                                                                                     ----------   ----------
Organized Living, Inc.                                  400,000 shares Series A preferred (c)                           250,000      400,000
   Lenexa, Kansas                                       145,204 shares Series A preferred (c)                           143,227      143,227
      Retail specialty stores for storage and           130,435 shares Series B preferred (c)                           150,000      150,000
      organizational products                           43,478 shares Series B preferred (c)                             50,001       50,001
                                                        41,680 shares Series B preferred (c)                             47,932       47,932
                                                        94,241 shares Series C preferred (c)                            120,029      120,029
                                                        71,428.5714 shares Series C preferred (c)                       100,000      100,000
                                                        9,295 shares Series C preferred 9 (c)                            13,012       13,012
                                                        104,167 shares Series D preferred (c)                           250,001      250,001
                                                        34,722 shares Series D preferred (c)                                 --           --
                                                        Escrow agreement (c)                                            200,000      200,000
                                                                                                                     ----------   ----------
                                                                                                                      1,324,202    1,474,202
                                                                                                                     ----------   ----------
SMWC Acquisition Co., Inc. (a)                          10% debt security, due on demand (c)                            102,605      102,605
   Kansas City, Missouri                                13% debt security due May 19, 2007 (c)                          110,000      110,000
     Steel warehouse distribution and processing        1,320 shares common (c)                                          42,900       42,900
                                                        Warrant to purchase 1,100 common shares (c)                          --           --
                                                        Warrant to purchase 1,100 common shares (c)                          --           --
                                                        176,550 shares Series A preferred (c)                           353,100      353,100
                                                                                                                     ----------   ----------
                                                                                                                        608,605      608,605
                                                                                                                     ----------   ----------

                                      F-21

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED SCHEDULE OF INVESTMENTS CONTINUED
SCHEDULE 1 - SEPTEMBER 30, 2003

Service Continued:

                                                                                                         Percent of
Company                                                 Security                                         Net assets      Value         Cost
.............................................................................................................................................

TransCore Holdings, Inc                                 7% debt security, due February 6, 2009 (c)                   $         1     245,159
   Hummelstown, Pennsylvania                            13% debt security, due December 31, 2006 (c)                          --     263,602
      Legal, audit, logistical and internet             Warrant to purchase 1,296.48 common shares (c)                        --      24,000
      e-business services for the trucking industry     Warrant to purchase 107.82 common shares (c)                          --          --
                                                                                                                      ----------   ---------

                                                                                                                               1     532,761
                                                                                                                      ----------   ---------
Warren Family Funeral Homes, Inc.                       12% debt security, due June 29, 2006                              96,250      96,250
   Topeka, Kansas                                       Warrant to purchase 231 common shares (c)                              8           8
      Provider of value priced funeral services         12% debt security, due June 29, 2006                              92,500     192,500
                                                        Warrant to purchase 115.5 common shares (c)                            4           4
                                                                                                                      ----------   ---------
                                                                                                                         288,762     288,762
                                                                                                                      ----------   ---------
                  Total services                                                                           115.97%    14,781,766  13,066,167
                                                                                                           =======    ----------  ----------
Technology and Communications:

Divine, Inc.                                            8,904 common shares (c)                                               89   1,832,160
   Chicago, Illinois                                                                                                  ----------   ---------
      Database mining and analysis

Feed Management Systems, Inc. (a)                       540,551 common shares (c)                                        760,500   1,327,186
   Fairmont, Minnesota                                  47,709 shares Series A Preferred (c)                              27,306      47,709
      Batch feed software and systems                   66,600 shares Series A preferred (c)                              38,118      66,600
      and B2B internet services                         400,000 shares Series A preferred (c)                            228,936     400,000
                                                        160,000 shares Series A preferred (c)                            160,000     160,000
                                                        12% debt security, due May 20, 2008 (c)                           74,000      74,000
                                                        Warrant to purchase 92,500 Series A preferred (c)                     --          --
                                                        12% debt security, due August 21, 2008 (c)                        74,000      74,000
                                                        Warrant to purchase 74,000 Series A preferred (c)                     --          --
                                                                                                                      ----------   ---------
                                                                                                                       1,362,860   2,149,495
                                                                                                                      ----------   ---------
                                      F-22

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED SCHEDULE OF INVESTMENTS
SCHEDULE 1 - SEPTEMBER 30, 2003

Technology and Communications Continued:

                                                                                                         Percent of
Company                                                 Security                                         Net assets      Value         Cost
.............................................................................................................................................

Miles Media Group, Inc. (a)                             1,000 common shares (c)                                    $    440,000      440,000
   Sarasota, Florida                                    100 common options (c)                                               --           --
      Tourist magazine publisher                        12% debt security, due September 24, 2007                       158,925      374,925
                                                        150 shares Series A preferred (c)                               375,000      375,000
                                                        Warrant to purchase 831 common shares (c)                            75           75
                                                        12% debt security, due September 24, 2007                       124,992      124,992
                                                        50 shares Series A preferred (c)                                125,000      125,000
                                                        Warrant to purchase 92 common shares (c)                              8            8
                                                        12% debt security, due June 30, 2008                            250,000      250,000
                                                        Warrant to purchase 500 shares common (c)                           500          500
                                                                                                                      ---------   ----------

                                                                                                                      1,474,500    1,690,500
                                                                                                                      ---------   ----------
NewPath Communications, LC (a)                          10% debt security, due April 16, 2002 (c)                             1      847,000
   Des Moines, Iowa                                     Membership interest (c)                                              --          385
      Rural cable TV network provider                                                                                 ---------   ----------
                                                                                                                              1      847,385
                                                                                                                      ---------   ----------
Phonex Broadband Corporation                            1,855,302 shares Series A preferred (c)                       1,155,000    1,155,000
   Midvale, Utah                                                                                                      ---------   ----------
      Power line communications

Portrait Displays, Inc. (a)                             12% debt security, due April 1, 2005                            256,846      256,846
   Pleasanton, California                               8% debt security, due April 1, 2009 (c)                         100,001      100,001
      Designs and markets pivot enabling                8% debt security, due April 1, 2012 (c)                         449,999      750,001
      software for LCD computer monitors                Warrant to purchase 12,240 common shares (c)                         --           --
                                                        Warrant to purchase 27,160 common shares (c)                         --           --
                                                                                                                      ---------   ----------
                                                                                                                        806,846    1,106,848
                                                                                                                      ---------   ----------
RSI Holdings, Inc.                                      Warrant to purchase 1,188 common shares (c)                           1           --
   Fargo, North Dakota                                  Warrant to purchase 562 common shares (c)                            --           --
      Satellite simulcast communications and                                                                          ---------   ----------
      services to the gaming industry                                                                                         1           --
                                                                                                                      ---------   ----------

SnapNames.com, Inc.                                     10% debt security, due March 15, 2007                           852,500      852,500
   Portland, Oregon                                     Warrant to purchase 465,000 common shares (c)                        --           --
      Domain name management                                                                                          ---------   ----------
                                                                                                                        852,500      852,500
                                                                                                                      ---------   ----------
         Total technology and communications                                                               44.34%     5,651,797    9,633,888
                                                                                                           ======     ---------   ----------

                                                                                                                    $38,601,177  $38,879,737
                                                                                                                    ===========  ===========

                                      F-23

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
CONSOLIDATED SCHEDULE OF INVESTMENTS CONTINUED...
SCHEDULE 1 - SEPTEMBER 30, 2003

(a) Affiliated  company.  Represents  ownership of greater than 5% to 25% of the outstanding  voting securities of the issuer, and is or was an affiliate of MACC
Private  Equities  Inc. as defined in the  Investment  Company Act of 1940 at or during the period ended  September 30, 2003.  Transactions  during the period in which the issuers were affiliated companies are as follows:

                                            Beginning      Purchase       Sales         Ending        Dividend      Interest    Net Realized
Description                                 Cost           Cost           Cost          Cost          Income        Income      Gains/Losses
----------------------------------------    ---------      --------       -----         ------        --------      --------    ------------

Aviation Manufacturing Group, LLC          $   770,039          --            --         770,039        10,302        86,240          --
Concentrix Corporation                       2,568,543        53,926          --       2,622,469          --           1,541          --
Deluxe Ice Cream Acquisition Corporation       733,517          --         587,493       146,024          --          83,391          --
Direct Mail Holding, LLC                       585,000       429,000          --       1,014,000       109,822          --            --
DTMP Acquisition Company                     1,275,013       152,423          --       1,427,436          --         152,423          --
Eagle West, L.L.C                            1,243,306          --       1,243,306          --            --            --      (1,243,306)
Feed Management Systems, Inc.                2,001,495       148,000          --       2,149,495          --           4,169          --
Gregg Manufacturing, Inc.                    1,147,000          --            --       1,147,000          --         113,283          --
Handy Industries, LLC                        1,058,750          --            --       1,058,750        40,401       112,823          --
Hicklin Engineering, L.C                       740,127          --            --         740,127        21,311        74,000          --
KW Products, Inc.                              650,061          --           8,102       641,959          --          14,396          --
MA Gedney Company                            1,325,270       162,569          --       1,487,839          --          13,767          --
Magnum Systems, Inc.                           927,278          --            --         927,278          --          68,900          --
Miles Media Group, Inc.                      1,440,000       250,500          --       1,690,500          --          67,657           500
NewPath Communications, LC                     847,385          --            --         847,385          --            --            --
Penn Wheeling Acquisition Company, LLC       1,119,500          --            --       1,119,500          --         172,818          --
Portrait Displays, Inc.                      1,000,002       166,746        59,900     1,106,848          --          33,966       150,000
Pratt-Read Corporation                       1,361,127        83,340          --       1,444,467        93,333        25,176          --
SMWC Acquisition Co., Inc.                     506,000       102,605          --         608,605          --          15,720          --
Water Creations, Inc.                        2,042,270         1,232     2,043,502          --            --            --      (2,043,502)
                                           -----------     ---------     ---------    ----------       -------     ---------    ----------
Total                                      $23,341,683     1,550,341     3,942,303    20,949,721       275,169     1,040,270    (3,136,308)
                                           ===========     =========     =========    ==========       =======     =========    ==========

(b)  Controlled  company.  Represents  ownership  of  greater  than  25%  of the outstanding  voting  securities  of  the  issuer,  and  is or  was a  controlled affiliate of MACC Private Equities Inc. as defined in the Investment Company Act of 1940 at or during the period ended  September 30, 2003.  Transactions  during the period in which the issuers were controlled affiliates are as follows:

                            Beginning  Purchase  Sales      Ending         Dividend    Interest  Net Realized
Description                 Cost       Cost      Cost       Cost           Income      Income    Gains/Losses
-------------------------   ---------  --------  -------    ---------      --------    --------  ------------
Big J Enterprises, LLC      $  825,750   --      562,500      263,250         --         13,246        --
Humane Manufacturing, LLC      885,500   --         --        885,500         --         94,116        --
Morgan Ohare, Inc.           1,878,751   --         --      1,878,751         --          6,740        --
Spectrum Products, LLC       1,463,001   --         --      1,463,001       23,442      142,040        --
                            ---------- --------  -------    ---------      --------    --------  ------------
Total                       $5,053,002   --      562,500    4,490,502       23,442      256,142        --
                            ========== ======== ========    =========      ========    ========  ============

(c) Presently nonincome producing.

                                      F-24

MACC PRIVATE EQUITIES INC. AND SUBSIDIARY
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

(A)  For investments held at the February 15, 1995 fresh-start  date, the stated
     cost represents the fair value at the fresh-start date.

(B)  At  September  30,  2003,  all  securities,  except  for a  portion  of the securities held of Divine,  Inc. (formerly Delano Technology  Corporation), are considered to be restricted in their disposition and are stated at what the Board of Directors considers to be fair market value.

(C)  At  September  30,  2003,  the cost of  securities  for federal  income tax
     purposes    was     $38,423,084,     and    the    aggregate     unrealized
     appreciation/depreciation (including other basis differences) based on that cost was:

       Unrealized appreciation                             $   8,989,502
       Unrealized depreciation                                (8,811,409)
                                                              ----------
              Net unrealized depreciation                 $      178,093
                                                              ==========

(D)  The Company  owns a portfolio  which  includes  investments  in  restricted securities  of small  businesses.  Within this  portfolio,  thirty of these
     restricted   securities  include  registration  rights  and  ten  of  these restricted securities do not include registration rights. Within the thirty securities that include  registration rights, the actual rights include the following general characteristics:

     1.   The securities generally provide for demand rights as follows:

          a.   The demand  rights may only be required  from a low of 25% of the security holders to a high of a majority of the security holders.

          b.   The  security   holders  may  require  from  one  to  two  demand
               registrations.

          c.   The small  businesses  are  generally  only required to use "best efforts" to comply with the demands.

     2.   The  securities  generally  allow the  security  holders  to  register securities  if the  small  business  registers  its  securities,  i.e.
          "piggyback rights."

          a.   Piggyback rights generally may be accessed by individual security holders.

          b.   Under  piggyback  rights,  the small  business and its investment bankers are only  required to use best efforts to comply with the right.

     3.   The Company  expects that, in general,  the securities  that they will acquire in the future will include demand and piggyback rights.

                                      F-25

No  dealer,   salesperson  or  any  other  person  has  been
authorized   to  give  any   information   or  to  make  any
representations   other   than  those   contained   in  this
Prospectus  in  connection  with  the  offer  made  by  this
Prospectus  and,  if  given  or made,  such  information  or representations  must  not be  relied  upon as  having  been
authorized  by  MACC  or  the   Investment   Adviser.   This
Prospectus  does  not  constitute  an  offer  to sell or the solicitation  of any offer to buy any  security  other  than the shares of Common Stock offered by this  Prospectus,  nor does it  constitute  an offer to sell or a  solicitation  of
any offer to buy the  shares  of  Common  Stock by anyone in              768,654 SHARES OF COMMON STOCK
any   jurisdiction  in  which  such  offer  or  solicitation        Issuable upon the Exercise of Transferable
is not authorized,  or in which the person making such offer            Rights to Subscribe for such Shares
of  solicitation  is not  qualified to do so, or to any such person  to  whom  it is  unlawful  to  make  such  offer  or solicitation.  Neither the delivery of this  Prospectus  nor any sale made  hereunder  shall,  under  any  circumstances, create any implication that information  contained herein is correct  as of  any  time  subsequent  to the  date  hereof.
However,   if  any   material   change   occurs  while  this
Prospectus  is  required  by  law  to  be   delivered,   the
Prospectus will be amended or supplemented accordingly.

                                                       Page

SUMMARY................................................3    ----------------------------------------------------------------------
FEE TABLE AND EXAMPLE..................................7
SELECTED FINANCIAL DATA................................9
MANAGEMENT'S DISCUSSION AND ANALYSIS OF
FINANCIAL CONDITION AND RESULTS OF

THE OFFERING..........................................27                              [LOGO]

INFORMATION ABOUT  OFFICERS AND PRINCIPALS
  OF MACC AND THE INVESTMENT ADVISORS.................56                    MACC PRIVATE EQUITIES INC.

REPORTS TO SHAREHOLDERS...............................66                     __________________, 2004

INDEX OF EXHIBITS....................................I-1     ----------------------------------------------------------------------

                           PART C - OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS.
                  -----------------------------------------------------------

1        Financial Statements

         See "Index to Financial Statements" in the Prospectus.

2.       Exhibits:

         a.    Certificate of Incorporation, as amended(1)

         b.    Amended and Restated Bylaws(2)

         d.1   Form of Subscription Certificate*

         d.2   Form of Notice of Guaranteed Delivery for Shares of Common Stock*

         g.1   Investment  Advisory Agreement dated as of March 1, 2004, between
               MACC Private Equities Inc. and Atlas Management Partners, LLC (3)

         g.2   Investment  Advisory Agreement dated as of March 1, 2004, between
               MorAmerica Capital Corporation and Atlas Management Partners, LLC
               (4)

         g.3   Investment  Advisory Support Services Agreement dated as of March
               1, 2004,  among MACC Private  Equities Inc.,  MorAmerica  Capital
               Corporation,  Atlas Management  Partners,  LLC and  InvestAmerica
               Investment Advisors, Inc. (5)

         j.1   Custodial Agreement*

         j.2   Information Agent Agreement*

         j.3   Subscription Agent Agreement*

         k.1   Agreement  and Waiver of Rights under Section 203 of the Delaware
               General  Corporate  Law among Zions First  National  Bank,  Atlas
               Management Partners, LLC, and MACC Private Equities Inc. (6)

         k.2   Convertible  Note  and  Security  Agreement  dated as of March 1,
               2004,  between MACC Private Equities Inc. and Geoffrey T. Woolley
               (7)

         k.3   Letter Agreement  Regarding  Subsidiary Support dated as of March
               1, 2004, between MorAmerica Capital  Corporation and MACC Private
               Equities Inc. (8)

         k.4   Guaranty dated as of March 1, 2004, by Atlas Management Partners,
               LLC in favor of Geoffrey T. Woolley (9)

         k.5   Employment  Agreement  between David R. Schroder and MACC Private
               Equities Inc. dated March 1, 2004 (10)

         k.6   Employment  Agreement  between  Robert A.  Comey  and  MorAmerica
               Capital Corporation dated March 1, 2004 (11)

         l.    Opinion and Consent of Blackwell Sanders Peper Martin LLP*

                                      C-1

         n.    Consent of KPMG LLP

         r.1   Code of Business Conduct and Ethics (12)

         r.2   Code of Ethics adopted under Rule 17j-1 under the 1940 Act*
-----------------

*To be filed by amendment.

(1)  Incorporated  by  reference to Exhibit  3(i)(a) and Exhibit  3(i)(b) of the
Corporation's Quarterly Report on Form 10-Q for the quarterly period ended March
31, 1997, as filed with the SEC on May 14, 1997.

(2)  Incorporated by reference to Exhibit 3.2 of the Corporation's Annual Report on Form 10-K for the year ended  September  30,  2002,  as filed with the SEC on
December 27, 2002.

(3)  Incorporated  by reference to Exhibit 10.4 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(4)  Incorporated  by reference to Exhibit 10.5 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(5)  Incorporated  by reference to Exhibit 10.6 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(6)  Incorporated  by  reference  to Exhibit  10.3 of the  Corporation's  Annual
Report on Form 10-K for the year ended September 30, 2003, as filed with the SEC on December 29, 2003.

(7)  Incorporated  by reference to Exhibit 10.7 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(8)  Incorporated  by reference to Exhibit 10.8 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(9)  Incorporated  by reference to Exhibit 10.9 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(10) Incorporated by reference to Exhibit 10.10 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(11) Incorporated by reference to Exhibit 10.11 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(12) Incorporated by reference to Exhibit 14 of the Corporation's  Annual Report on Form 10-K for the year ended  September  30,  2003,  as filed with the SEC on
December 29, 2003.

-----------------
ITEM 25. MARKETING ARRANGEMENTS
         ----------------------

         None.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.
         -------------------------------------------

                                      C-2

         The following table sets forth the expenses to be incurred in connection with the Offering described in this Registration Statement:

         SEC Registration Fee                                                           $    750

         Nasdaq SmallCap Market Listing Fees                                            $ 30,187

         Printing                                                                       $  6,000

         Accounting fees and expenses                                                   $ 10,000

         Legal fees and expenses                                                        $ 75,000

         Subscription Agent fees and expenses                                           $ 28,300

         Information Agent fees and expenses                                            $  7,500

         Miscellaneous                                                                  $  2,500
                                                                                        --------
         Total                                                                          $160,237
                                                                                        ========

                                      C-3

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-----------------------------------------------------------------------

1    Under a Shareholder and Voting Agreement,  Atlas Management  Partners,  LLC
     holds the  power to vote MACC  shares  owned by  Bridgewater  International
     Group LLC; accordingly, Atlas' ownership percentage show above includes the
     Bridgewater  shares.  For additional  detail on the  relationship  of these entities,  please see notes 1 and 2 to the  shareholder  chart contained in
     "PRINCIPAL SHAREHOLDERS."

2    The  financial  statements  of MACC Private  Equities  Inc. and  MorAmerica
     Capital Corporation are reported on a consolidated basis.

3    See  "INVESTMENT  OBJECTIVES--MACC  Portfolio  Investments"  for a list  of portfolio  companies more than 25% owned by MACC and which may be deemed to be controlled by MACC.

                                      C-4

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES.
          -------------------------------

 --------------------------------------------------------------------
|                                                                    |
|               (1)                                (2)               |
|                                                                    |
|         Title of Class                 Number of Record Holders    |
|                                                                    |
|          Common Stock                           2,209              |
|                                                                    |
 --------------------------------------------------------------------

ITEM 29.  INDEMNIFICATION.
          ----------------

          Article  Nine  of the  Articles  of  Incorporation  provide  that  any director,  officer or employee of the Registrant  shall be indemnified by Registrant against reasonable  expenses,  including attorney's fees and  amounts  paid  in  satisfaction  of  judgments  or in  settlement resulting  from  civil or  criminal  action or  proceeding,  except in relation  to  matters  in which  such  person  is liable  for  willful misfeasance,  bad faith, gross negligence or reckless disregarding the performance of his duties.

          Paragraph 9 of the  Investment  Advisory  Agreement  provides that the
          Registrant  shall  indemnify,  to the  extent  permitted  by law,  the
          Adviser and any of its Affiliates,  who was, is or is threatened to be made a  party  to any  threatened,  pending  or  completed  action  of proceeding whether civil, criminal, administrative or investigative by reason of any actual or alleged acts or  omissions  arising out of the activities of such person,  if such  activities were performed in good faith  either on behalf of MACC or in  furtherance  of the interest of
          MACC, and in a manner reasonably  believed by such person to be within the  scope of the  authority  conferred  by this  Agreement  or by law against  losses,  damages or  expenses  for which such  person has not otherwise been reimbursed (including, but not limited to, accountants'
          and attorneys' fees, judgments,  fines and amounts paid in settlement)
          actually and  reasonably  incurred by such person in  connection  with such  action or  proceeding,  so long as such person was not guilty of
          willful  misfeasance,   bad  faith,  gross  negligence,   or  reckless
          disregard in the  performance of his obligations and duties under such contract, and, with respect to any criminal action or proceeding,  had no reasonable cause to believe his conduct was unlawful.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

          Information about the business and other connections of the Investment
          Adviser  and  Subadviser  are  contained  in  "DESCRIPTION  OF  MACC -
          Investment   Advisers  Act  of  1940  and  the   Investment   Advisory
          Agreements" and "INFORMATION  ABOUT OFFICES AND PRINCIPALS OF MACC AND
          THE INVESTMENT ADVISORS."

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

          The  accounts  and  records of MACC are  located at the offices of the
          Investment Adviser,  Atlas Management  Partners,  LLC at 15 West South
          Temple Street,  Suite 520, Salt Lake City UT 84101, and at the offices of the  Subadviser,  InvestAmerica  Investment  Advisors,  Inc. at 101
          Second Street S.E., Suite 800, Cedar Rapids IA 52401.

                                      C-5

ITEM 32.  MANAGEMENT SERVICES.
          -------------------

          Not applicable.

ITEM 33.  UNDERTAKINGS.
          ------------

     (1)  The Registration  undertakes to suspend the offering of shares covered hereby  until  it  amends  its  prospectus  contained  herein  if  (i)
          subsequent to the effective date of this Registration  Statement,  its net asset value declines more than 10 percent (10%) from its net asset value as of the effective date of this Registration Statement, or (ii)
          its net  asset  value  increases  to an  amount  greater  than its net proceeds as stated in the prospectus contained herein.

     (2)  Not applicable.

     (3)  Not applicable.

     (4)  The Registrant undertakes:

               a. to file,  during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

                    (1) to include any prospectus  required by Section  10(a)(3)
               of the 1933 Act [15 U.S.C. 77j(1)(3)];

                    (2) to reflect in the  prospectus  any facts or events after the  effective  date of the  registration  statement (or the most recent post-effective  amendment thereof) which,  individually or
               in  the  aggregate,   represent  a  fundamental   change  in  the
               information set forth in the registration statement; and

                    (3) to include any material  information with respect to the plan of distribution not previously disclosed in the registration statement  or any  material  change  to such  information  in the registration statement.

               b. that, for the purpose of determining  any liability  under the
          1933 Act, each such  post-effective  amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those  securities  at that time shall be deemed to be the initial bona fide offering thereof; and

               c. to  remove  from  registration  by means  of a  post-effective amendment any of the securities  being  registered which remain unsold at the termination of the Offering.

     (5) The Registrant undertakes that:

               a. For the purpose of  determining  any liability  under the 1933
          Act, the information omitted from the form of prospectus filed as part of  this  registration  statement  in  reliance  upon  Rule  430A  and contained in the form of prospectus filed by the Registrant under Rule
          497(h)  under  the  1933  Act  shall  be  deemed  to be  part  of  the
          Registration Statement as of the time it was declared effective.

               b. For the purpose of  determining  any liability  under the 1933
          Act, each post-effective  amendment that contains a form of prospectus shall be deemed to be a new  registration  statement  relating  to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                      C-6

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment Company Act of 1940, as amended,  the Registrant has duly caused this
Registration  Statement  on  Form  N-2  to  be  signed  on  its  behalf  by  the undersigned, thereunto duly authorized in the City of Salt Lake and the State of
Utah, on the 8th day of September, 2004.

                                            MACC PRIVATE EQUITIES INC.

                                            By:     /s/ Kent I. Madsen
                                               ---------------------------------
                                            Title:  Kent I. Madsen, President

Each  of the  undersigned  directors  of  MACC  PRIVATE  EQUITIES  INC.,  hereby constitute  and appoint each of Kent I. Madsen and David R.  Schroder,  his true and lawful  attorney-in-fact,  with full power of substitution,  to sign for him and in his name, the Registration  Statement on Form N-2, and any  pre-effective amendments and post-effective  amendments to said Registration  Statements,  any supplements or other  instruments in connection  therewith,  and generally to do all  such  things  in his  name  and  behalf  in  connection  therewith  as said attorney-in-fact  deems necessary or appropriate,  to comply with the provisions of the  Securities Act of 1933, as amended,  and the  Investment  Company Act of
1940, as amended,  and all related  requirements  of the Securities and Exchange
Commission.   Each  of  them  hereby   ratifies   and  confirms  all  that  said
attorney-in-fact  or his or her substitutes may do or cause to be done by virtue hereof.

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  on Form N-2 has been signed below by the  following  persons in their capacities  as directors or principal  financial and  accounting  officer of the
Registrant.

SIGNATURES                                                  TITLE                              DATE

/s/ Paul M. Bass, Jr.                                                                September 9, 2004
--------------------------------                          Director                   -------------------------
Paul M. Bass, Jr.

/s/ Michael W. Dunn                                                                  September 7, 2004
--------------------------------                          Director                   -------------------------
Michael W. Dunn

/s/ Benjamin Jiaravanon                                                              September 8, 2004
--------------------------------                          Director                   -------------------------
Benjamin Jiaravanon

--------------------------------                          Director                   -------------------------
Jasja Kotterman

/s/ Kent I. Madsen                                                                   September 8, 2004
--------------------------------                          Director                   -------------------------
Kent I. Madsen                                            President

--------------------------------                          Director                   -------------------------
Shane Robison

/s/ Gordon J. Roth                                                                   September 8, 2004
--------------------------------                          Director                   -------------------------
Gordon J. Roth

/s/ Martin Walton                                                                    September 9, 2004
--------------------------------                          Director                   -------------------------
Martin Walton

/s/ Geoffrey T. Woolley                                                              September 9, 2004
--------------------------------                          Director                   -------------------------
Geoffrey T. Woolley

/s/ David R. Schroder                                                                September 9, 2004
--------------------------------                     Principal Financial             -------------------------
David R. Schroder                                   and Accounting Officer

                                INDEX OF EXHIBITS

 a.       Certificate of Incorporation, as amended(1)

 b.       Amended and Restated Bylaws(2)

 d.1      Form of Subscription Certificate*

 d.2      Form of Notice of Guaranteed Delivery for Shares of Common Stock*

 g.1      Investment  Advisory Agreement dated as of March 1, 2004, between MACC
          Private Equities Inc. and Atlas Management Partners, LLC (3)

 g.2      Investment  Advisory  Agreement  dated as of March  1,  2004,  between
          MorAmerica Capital Corporation and Atlas Management Partners, LLC (4)

 g.3      Investment  Advisory Support  Services  Agreement dated as of March 1,
          2004,   among  MACC  Private   Equities   Inc.,   MorAmerica   Capital
          Corporation,   Atlas  Management   Partners,   LLC  and  InvestAmerica
          Investment Advisors, Inc. (5)

 j.1      Custodial Agreement*

 j.2      Information Agent Agreement*

 j.3      Subscription Agent Agreement*

 k.1      Agreement  and  Waiver of Rights  under  Section  203 of the  Delaware
          General   Corporate  Law  among  Zions  First  National  Bank,   Atlas
          Management Partners, LLC, and MACC Private Equities Inc. (6)

 k.2      Convertible  Note and  Security  Agreement  dated as of March 1, 2004, between MACC Private Equities Inc. and Geoffrey T. Woolley (7)

 k.3      Letter  Agreement  Regarding  Subsidiary  Support dated as of March 1,
          2004, between MorAmerica Capital Corporation and MACC Private Equities
          Inc. (8)

 k.4      Guaranty dated as of March 1, 2004, by Atlas Management Partners,  LLC
          in favor of Geoffrey T. Woolley (9)

 k.5      Employment  Agreement  between  David R.  Schroder  and  MACC  Private
          Equities Inc. dated March 1, 2004 (10)

 k.6      Employment  Agreement  between Robert A. Comey and MorAmerica  Capital
          Corporation dated March 1, 2004 (11)

 l.       Opinion and Consent of Blackwell Sanders Peper Martin LLP*

 n.       Consent of KPMG LLP

 r.1      Code of Business Conduct and Ethics (12)

 r.2      Code of Ethics adopted under Rule 17j-1 under the 1940 Act*
-----------------

*To be filed by amendment.

(1)  Incorporated  by  reference to Exhibit  3(i)(a) and Exhibit  3(i)(b) of the
Corporation's Quarterly Report on Form 10-Q for the quarterly period ended March
31, 1997, as filed with the SEC on May 14, 1997.

(2)  Incorporated by reference to Exhibit 3.2 of the Corporation's Annual Report on Form 10-K for the year ended  September  30,  2002,  as filed with the SEC on
December 27, 2002.

(3)  Incorporated  by reference to Exhibit 10.4 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(4)  Incorporated  by reference to Exhibit 10.5 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(5)  Incorporated  by reference to Exhibit 10.6 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(6)  Incorporated  by  reference  to Exhibit  10.3 of the  Corporation's  Annual
Report on Form 10-K for the year ended September 30, 2003, as filed with the SEC on December 29, 2003.

(7)  Incorporated  by reference to Exhibit 10.7 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(8)  Incorporated  by reference to Exhibit 10.8 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(9)  Incorporated  by reference to Exhibit 10.9 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(10) Incorporated by reference to Exhibit 10.10 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(11) Incorporated by reference to Exhibit 10.11 of the  Corporation's  Quarterly
Report on Form 10-Q for the quarterly period ended March 31, 2004, as filed with the SEC on May 17, 2004.

(12) Incorporated by reference to Exhibit 14 of the Corporation's  Annual Report on Form 10-K for the year ended  September  30,  2003,  as filed with the SEC on
December 29, 2003.